UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.00%
Actual		$ 1,000.00	$ 992.70	$ 4.94
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 991.60	$ 5.33
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	6.4	6.0
McDonald's Corp.	6.4	4.9
The Walt Disney Co.	5.9	5.6
Target Corp.	4.2	5.8
Comcast Corp. Class A (special) (non-vtg.)	3.7	0.0
Amazon.com, Inc.	3.8	3.9
Time Warner, Inc.	3.5	1.4
DIRECTV	3.2	1.7
Time Warner Cable, Inc.	2.7	1.7
Viacom, Inc. Class B (non-vtg.)	2.2	1.8
	42.0
Top Industries (% of fund's net assets)
As of June 30, 2010
Media	26.8%
Hotels, Restaurants & Leisure	21.4%
Specialty Retail	21.2%
Multiline Retail	6.7%
Household Durables	4.8%
All Others*	19.1%

As of December 31, 2009
Specialty Retail	22.2%
Media	20.8%
Hotels, Restaurants & Leisure	20.2%
Multiline Retail	8.1%
Internet & Catalog Retail	5.3%
All Others*	23.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
AUTO COMPONENTS - 3.3%
Auto Parts & Equipment - 3.3%
Gentex Corp.	7,600	$ 136,648
Johnson Controls, Inc.	13,600	365,432
Tenneco, Inc. (a)	5,100	107,406
		609,486
AUTOMOBILES - 1.8%
Automobile Manufacturers - 1.8%
Bayerische Motoren Werke AG (BMW)	3,884	188,761
Ford Motor Co. (a)	14,200	143,136
		331,897
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Support Services - 0.4%
Viad Corp.	4,400	77,660
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	22,000	98,431
DIVERSIFIED CONSUMER SERVICES - 2.9%
Education Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,100	89,187
Career Education Corp. (a)	1,289	29,673
Navitas Ltd.	22,970	89,149
Strayer Education, Inc.	242	50,309
		258,318
Specialized Consumer Services - 1.5%
Coinstar, Inc. (a)	800	34,376
Sotheby's Class A (ltd. vtg.)	6,100	139,507
Steiner Leisure Ltd. (a)	2,621	100,751
		274,634
TOTAL DIVERSIFIED CONSUMER SERVICES		532,952
FOOD & STAPLES RETAILING - 1.2%
Food Retail - 0.3%
Susser Holdings Corp. (a)	4,772	56,262
Hypermarkets & Super Centers - 0.9%
BJ's Wholesale Club, Inc. (a)	2,900	107,329
Costco Wholesale Corp.	850	46,606
		153,935
TOTAL FOOD & STAPLES RETAILING		210,197
HOTELS, RESTAURANTS & LEISURE - 21.4%
Casinos & Gaming - 5.1%
Bally Technologies, Inc. (a)	5,400	174,906
Las Vegas Sands Corp. (a)	8,100	179,334
Las Vegas Sands Corp. unit	363	136,118
MGM Mirage, Inc. (a)	12,088	116,528

	Shares	Value
Pinnacle Entertainment, Inc. (a)	3,875	$ 36,658
Shuffle Master, Inc. (a)	12,535	100,405
WMS Industries, Inc. (a)	4,550	178,588
		922,537
Hotels, Resorts & Cruise Lines - 4.0%
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,400	93,696
Starwood Hotels & Resorts Worldwide, Inc.	7,423	307,535
Wyndham Worldwide Corp.	16,231	326,892
		728,123
Restaurants - 12.3%
BJ's Restaurants, Inc. (a)	2,416	57,018
Darden Restaurants, Inc.	5,527	214,724
McDonald's Corp.	17,664	1,163,528
P.F. Chang's China Bistro, Inc.	2,713	107,570
Papa John's International, Inc. (a)	4,475	103,462
Ruth's Hospitality Group, Inc. (a)	11,530	48,195
Starbucks Corp.	14,900	362,070
Texas Roadhouse, Inc. Class A (a)	5,900	74,458
The Cheesecake Factory, Inc. (a)	4,900	109,074
		2,240,099
TOTAL HOTELS, RESTAURANTS & LEISURE		3,890,759
HOUSEHOLD DURABLES - 4.8%
Home Furnishings - 0.8%
Tempur-Pedic International, Inc. (a)	5,100	156,825
Homebuilding - 1.3%
D.R. Horton, Inc.	400	3,932
Lennar Corp. Class A	5,800	80,678
Pulte Group, Inc. (a)	10,255	84,911
Toll Brothers, Inc. (a)	3,994	65,342
		234,863
Household Appliances - 2.7%
Stanley Black & Decker, Inc.	5,737	289,833
Whirlpool Corp.	2,221	195,048
		484,881
TOTAL HOUSEHOLD DURABLES		876,569
INTERNET & CATALOG RETAIL - 4.6%
Internet Retail - 4.6%
Amazon.com, Inc. (a)	6,210	678,505
Expedia, Inc.	7,989	150,033
		828,538
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
eBay, Inc. (a)	4,686	91,892
Monster Worldwide, Inc. (a)	5,800	67,570
		159,462
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Polaris Industries, Inc.	2,200	$ 120,164
MEDIA - 26.8%
Advertising - 3.3%
Interpublic Group of Companies, Inc. (a)	26,717	190,492
Lamar Advertising Co. Class A (a)	8,282	203,075
National CineMedia, Inc.	12,530	208,750
		602,317
Broadcasting - 0.7%
Discovery Communications, Inc. Class C (a)	4,200	129,906
Cable & Satellite - 11.2%
Comcast Corp. Class A (special) (non-vtg.)	41,445	680,941
DIRECTV (a)	16,900	573,248
Time Warner Cable, Inc.	9,382	488,615
Virgin Media, Inc.	17,800	297,082
		2,039,886
Movies & Entertainment - 11.6%
The Walt Disney Co.	34,100	1,074,150
Time Warner, Inc.	21,709	627,607
Viacom, Inc. Class B (non-vtg.)	13,029	408,720
		2,110,477
TOTAL MEDIA		4,882,586
MULTILINE RETAIL - 6.7%
Department Stores - 1.9%
Kohl's Corp. (a)	2,300	109,250
Macy's, Inc.	12,800	229,120
		338,370
General Merchandise Stores - 4.8%
Big Lots, Inc. (a)	3,778	121,236
Target Corp.	15,493	761,791
		883,027
TOTAL MULTILINE RETAIL		1,221,397
SPECIALTY RETAIL - 21.2%
Apparel Retail - 5.7%
Citi Trends, Inc. (a)	1,200	39,528
Inditex SA	1,587	90,489
J. Crew Group, Inc. (a)	2,700	99,387
Ross Stores, Inc.	3,600	191,844

	Shares	Value
rue21, Inc.	1,400	$ 42,476
TJX Companies, Inc.	8,578	359,847
Urban Outfitters, Inc. (a)	6,400	220,096
		1,043,667
Automotive Retail - 1.6%
Advance Auto Parts, Inc.	5,670	284,521
Computer & Electronics Retail - 2.4%
Best Buy Co., Inc.	9,200	311,512
hhgregg, Inc. (a)	5,600	130,592
		442,104
Home Improvement Retail - 8.0%
Home Depot, Inc.	7,749	217,514
Lowe's Companies, Inc.	57,245	1,168,942
Lumber Liquidators Holdings, Inc. (a)	2,800	65,324
		1,451,780
Homefurnishing Retail - 2.1%
Bed Bath & Beyond, Inc. (a)	10,008	371,097
Specialty Stores - 1.4%
Cabela's, Inc. Class A (a)	3,200	45,248
Hengdeli Holdings Ltd.	228,000	98,286
OfficeMax, Inc. (a)	1,300	16,978
Vitamin Shoppe, Inc.	3,900	100,035
		260,547
TOTAL SPECIALTY RETAIL		3,853,716
TEXTILES, APPAREL & LUXURY GOODS - 3.0%
Apparel, Accessories & Luxury Goods - 3.0%
Coach, Inc.	3,100	113,305
G-III Apparel Group Ltd. (a)	4,000	91,560
Phillips-Van Heusen Corp.	4,200	194,334
Polo Ralph Lauren Corp. Class A	2,130	155,405
		554,604
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $19,254,016)		18,248,418
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(33,570)
NET ASSETS - 100%		$ 18,214,848
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 427
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 18,248,418	$ 17,547,184	$ 701,234	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $2,054,868 of which $966,651 and $1,088,217 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,254,016)		$ 18,248,418
Receivable for investments sold		661,095
Dividends receivable		6,825
Distributions receivable from Fidelity Central Funds		55
Receivable from investment adviser for expense reductions		5,336
Other receivables		316
Total assets		18,922,045

Liabilities
Payable to custodian bank	$ 214,976
Payable for investments purchased	362,390
Payable for fund shares redeemed	86,858
Accrued management fee	9,256
Other affiliated payables	2,533
Other payables and accrued expenses	31,184
Total liabilities		707,197

Net Assets		$ 18,214,848
Net Assets consist of:
Paid in capital		$ 21,390,365
Undistributed net investment income		4,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,174,730)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,005,503)
Net Assets		$ 18,214,848

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,657,846 ÷ 805,399 shares)	$ 9.51

Investor Class: Net Asset Value, offering price and redemption price per share ($10,557,002 ÷ 1,112,049 shares)	$ 9.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 78,674
Interest		2
Income from Fidelity Central Funds		427
Total income		79,103

Expenses
Management fee	$ 39,940
Transfer agent fees	11,083
Accounting fees and expenses	2,780
Custodian fees and expenses	18,180
Independent trustees' compensation	34
Audit	18,425
Legal	15
Miscellaneous	573
Total expenses before reductions	91,030
Expense reductions	(16,643)	74,387
Net investment income (loss)		4,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,852
Foreign currency transactions	(78)
Total net realized gain (loss)		65,774
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,807,857)
Assets and liabilities in foreign currencies	97
Total change in net unrealized appreciation (depreciation)		(1,807,760)
Net gain (loss)		(1,741,986)
Net increase (decrease) in net assets resulting from operations		$ (1,737,270)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,716	$ 36,995
Net realized gain (loss)	65,774	(649,462)
Change in net unrealized appreciation (depreciation)	(1,807,760)	2,832,342
Net increase (decrease) in net assets resulting from operations	(1,737,270)	2,219,875
Distributions to shareholders from net investment income	-	(39,751)
Share transactions - net increase (decrease)	11,611,075	1,609,010
Redemption fees	19,048	8,313
Total increase (decrease) in net assets	9,892,853	3,797,447

Net Assets
Beginning of period	8,321,995	4,524,548
End of period (including undistributed net investment income of $4,716 and undistributed net investment income of $0, respectively)	$ 18,214,848	$ 8,321,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 6.96	$ 10.72	$ 12.84	$ 11.45	$ 11.12
Income from Investment Operations
Net investment income (loss) E	.01	.04	.04	(.01)	.11 H	(.02)
Net realized and unrealized gain (loss)	(.09)	2.62	(3.68)	(1.02)	1.33	.35
Total from investment operations	(.08)	2.66	(3.64)	(1.03)	1.44	.33
Distributions from net investment income	-	(.05)	(.05)	(.02)	(.06)	-
Distributions from net realized gain	-	-	(.09)	(1.08)	-	-
Total distributions	-	(.05)	(.13) K	(1.10)	(.06)	-
Redemption fees added to paid in capital E	.01	.01	.01	.01	.01	- J
Net asset value, end of period	$ 9.51	$ 9.58	$ 6.96	$ 10.72	$ 12.84	$ 11.45
Total Return B, C, D	(.73)%	38.32%	(34.10)%	(8.14)%	12.63%	2.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.43%	1.40%	1.10%	1.20%	1.19%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.15%	1.14%
Expenses net of all reductions	.99% A	.99%	1.00%	1.01%	1.14%	1.12%
Net investment income (loss)	.11% A	.57%	.48%	(.07)%	.90% H	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,658	$ 4,098	$ 3,212	$ 6,989	$ 13,866	$ 9,616
Portfolio turnover rate G	221% A	166%	81%	114%	189%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 6.96	$ 10.72	$ 12.83	$ 11.44	$ 11.49
Income from Investment Operations
Net investment income (loss) E	-	.04	.04	(.03)	.10 H	(.01)
Net realized and unrealized gain (loss)	(.09)	2.61	(3.68)	(1.02)	1.33	(.04)
Total from investment operations	(.09)	2.65	(3.64)	(1.05)	1.43	(.05)
Distributions from net investment income	-	(.05)	(.05)	(.02)	(.05)	-
Distributions from net realized gain	-	-	(.09)	(1.05)	-	-
Total distributions	-	(.05)	(.13) L	(1.07)	(.05)	-
Redemption fees added to paid in capital E	.01	.01	.01	.01	.01	- K
Net asset value, end of period	$ 9.49	$ 9.57	$ 6.96	$ 10.72	$ 12.83	$ 11.44
Total Return B, C, D	(.84)%	38.17%	(34.10)%	(8.29)%	12.62%	(.44)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.51%	1.54%	1.24%	1.41%	1.61% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.09%	1.15%	1.25%	1.25% A
Expenses net of all reductions	1.07% A	1.08%	1.09%	1.15%	1.24%	1.23% A
Net investment income (loss)	.03% A	.48%	.39%	(.21)%	.80% H	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,557	$ 4,224	$ 1,313	$ 2,352	$ 4,256	$ 339
Portfolio turnover rate G	221% A	166%	81%	114%	189%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .03%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,127,054
Gross unrealized depreciation	(2,413,833)
Net unrealized appreciation (depreciation)	$ (1,286,779)

Tax cost	$ 19,535,197

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,039,829 and $15,288,576, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,842
Investor Class	7,241
$ 11,083

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,420 the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 7,451
Investor Class	1.08%	8,513
		$ 15,964

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $679 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 19,436
Investor Class	-	20,315
Total	$ -	$ 39,751

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	546,216	387,558	$ 5,909,959	$ 2,878,099
Reinvestment of distributions	-	2,071	-	19,436
Shares redeemed	(168,427)	(423,292)	(1,713,123)	(3,190,755)
Net increase (decrease)	377,789	(33,663)	$ 4,196,836	$ (293,220)
Investor Class
Shares sold	889,957	573,242	$ 9,638,511	$ 4,445,239
Reinvestment of distributions	-	2,151	-	20,315
Shares redeemed	(219,262)	(322,598)	(2,224,272)	(2,563,324)
Net increase (decrease)	670,695	252,795	$ 7,414,239	$ 1,902,230

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0810
1.817358.105

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.00%
Actual		$ 1,000.00	$ 947.20	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 946.10	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	13.0	14.4
The Coca-Cola Co.	11.0	6.7
PepsiCo, Inc.	5.7	6.0
Wal-Mart Stores, Inc.	5.2	5.4
British American Tobacco PLC sponsored ADR	5.1	5.1
Walgreen Co.	4.9	3.9
Altria Group, Inc.	4.6	3.6
CVS Caremark Corp.	4.5	6.8
Avon Products, Inc.	4.0	3.4
Molson Coors Brewing Co. Class B	3.4	3.1
	61.4
Top Industries (% of fund's net assets)
As of June 30, 2010
Beverages	31.1%
Food & Staples Retailing	21.2%
Household Products	15.5%
Food Products	12.0%
Tobacco	11.8%
All Others*	8.4%

As of December 31, 2009
Beverages	26.8%
Food & Staples Retailing	22.2%
Household Products	17.2%
Food Products	12.3%
Tobacco	12.0%
All Others*	9.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BEVERAGES - 31.1%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	4,200	$ 49,335
Anheuser-Busch InBev SA NV	9,040	434,637
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	880	88,889
Molson Coors Brewing Co. Class B	14,066	595,836
		1,168,697
Distillers & Vintners - 5.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	32,189	502,792
Diageo PLC sponsored ADR	7,040	441,690
		944,482
Soft Drinks - 19.2%
Coca-Cola Bottling Co. Consolidated	1,901	91,096
Coca-Cola Enterprises, Inc.	3,448	89,165
Coca-Cola FEMSA SAB de CV sponsored ADR	1,370	85,748
Coca-Cola Icecek AS	5,450	48,874
Cott Corp. (a)	100	581
Embotelladora Andina SA sponsored ADR	4,100	91,676
Fomento Economico Mexicano SAB de CV sponsored ADR (a)	985	42,503
PepsiCo, Inc.	16,411	1,000,250
The Coca-Cola Co.	38,632	1,936,236
		3,386,129
TOTAL BEVERAGES		5,499,308
FOOD & STAPLES RETAILING - 21.2%
Drug Retail - 9.4%
CVS Caremark Corp.	27,512	806,652
Walgreen Co.	32,369	864,252
		1,670,904
Food Distributors - 0.6%
Sysco Corp.	3,562	101,766
Food Retail - 4.2%
Koninklijke Ahold NV	7,193	88,973
Kroger Co.	22,115	435,444
Safeway, Inc.	4,526	88,981
Susser Holdings Corp. (a)	3,900	45,981
The Pantry, Inc. (a)	5,591	78,889
		738,268
Hypermarkets & Super Centers - 7.0%
BJ's Wholesale Club, Inc. (a)	8,730	323,097
Wal-Mart Stores, Inc.	19,014	914,003
		1,237,100
TOTAL FOOD & STAPLES RETAILING		3,748,038

	Shares	Value
FOOD PRODUCTS - 12.0%
Agricultural Products - 3.1%
Archer Daniels Midland Co.	9,210	$ 237,802
Bunge Ltd.	3,055	150,275
Corn Products International, Inc.	2,048	62,054
Origin Agritech Ltd. (a)	1,500	11,010
SLC Agricola SA	5,600	41,246
Viterra, Inc. (a)	6,500	43,291
		545,678
Packaged Foods & Meats - 8.9%
Ausnutria Dairy Hunan Co. Ltd. Class H	71,000	43,340
Brasil Foods SA	200	2,627
Calavo Growers, Inc.	2,400	43,104
Cermaq ASA	4,600	36,969
Cosan Ltd. Class A (a)	1,700	15,878
Danone	854	45,781
Dean Foods Co. (a)	34,850	350,940
Lindt & Spruengli AG	2	49,011
Mead Johnson Nutrition Co. Class A	1,698	85,104
Nestle SA	7,771	374,709
Smart Balance, Inc. (a)	1,000	4,090
Tyson Foods, Inc. Class A	3,356	55,005
Unilever NV unit	15,550	424,826
Want Want China Holdings Ltd.	57,000	47,849
		1,579,233
TOTAL FOOD PRODUCTS		2,124,911
HOTELS, RESTAURANTS & LEISURE - 0.1%
Restaurants - 0.1%
Sonic Corp. (a)	2,100	16,275
HOUSEHOLD PRODUCTS - 15.5%
Household Products - 15.5%
Colgate-Palmolive Co.	2,552	200,996
Energizer Holdings, Inc. (a)	4,846	243,657
Procter & Gamble Co.	38,173	2,289,616
		2,734,269
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc.	26,865	711,923
China-Biotics, Inc. (a)	2,985	38,835
Natura Cosmeticos SA	2,100	46,518
		797,276
PHARMACEUTICALS - 3.1%
Pharmaceuticals - 3.1%
Johnson & Johnson	9,038	533,784
Perrigo Co.	53	3,131
		536,915
Common Stocks - continued
	Shares	Value
TOBACCO - 11.8%
Tobacco - 11.8%
Altria Group, Inc.	40,557	$ 812,762
British American Tobacco PLC sponsored ADR	14,132	894,556
KT&G Corp.	894	43,904
Philip Morris International, Inc.	6,312	289,342
Souza Cruz Industria Comerico	1,300	48,955
		2,089,519
TOTAL COMMON STOCKS (Cost $19,574,391)		17,546,511
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $126,764)	126,764	$ 126,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $19,701,155)		17,673,275
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,674
NET ASSETS - 100%		$ 17,677,949
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 424
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 17,546,511	$ 16,381,338	$ 1,165,173	$ -
Money Market Funds	126,764	126,764	-	-
Total Investments in Securities:	$ 17,673,275	$ 16,508,102	$ 1,165,173	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.1%
United Kingdom	7.6%
Netherlands	2.9%
Belgium	2.4%
Switzerland	2.4%
Brazil	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,107,172 of which $176,480 and $930,692 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,574,391)	$ 17,546,511
Fidelity Central Funds (cost $126,764)	126,764
Total Investments (cost $19,701,155)		$ 17,673,275
Receivable for investments sold		139,225
Receivable for fund shares sold		19,931
Dividends receivable		47,385
Distributions receivable from Fidelity Central Funds		27
Receivable from investment adviser for expense reductions		1,443
Other receivables		31
Total assets		17,881,317

Liabilities
Payable for investments purchased	$ 166,422
Payable for fund shares redeemed	169
Accrued management fee	8,538
Other affiliated payables	2,357
Other payables and accrued expenses	25,882
Total liabilities		203,368

Net Assets		$ 17,677,949
Net Assets consist of:
Paid in capital		$ 20,343,076
Undistributed net investment income		167,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(804,369)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,028,511)
Net Assets		$ 17,677,949

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,079,780 ÷ 731,588 shares)	$ 9.68

Investor Class: Net Asset Value, offering price and redemption price per share ($10,598,169 ÷ 1,096,953 shares)	$ 9.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 270,029
Interest		5
Income from Fidelity Central Funds		424
Total income		270,458

Expenses
Management fee	$ 54,929
Transfer agent fees	14,369
Accounting fees and expenses	3,827
Custodian fees and expenses	12,096
Independent trustees' compensation	54
Audit	18,398
Legal	28
Miscellaneous	837
Total expenses before reductions	104,538
Expense reductions	(1,833)	102,705
Net investment income (loss)		167,753
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	495,196
Foreign currency transactions	(1,206)
Total net realized gain (loss)		493,990
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,680,148)
Assets and liabilities in foreign currencies	(605)
Total change in net unrealized appreciation (depreciation)		(1,680,753)
Net gain (loss)		(1,186,763)
Net increase (decrease) in net assets resulting from operations		$ (1,019,010)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,753	$ 284,979
Net realized gain (loss)	493,990	(815,764)
Change in net unrealized appreciation (depreciation)	(1,680,753)	3,023,613
Net increase (decrease) in net assets resulting from operations	(1,019,010)	2,492,828
Distributions to shareholders from net investment income	-	(282,510)
Share transactions - net increase (decrease)	(286,311)	(6,462,234)
Redemption fees	5,683	5,770
Total increase (decrease) in net assets	(1,299,638)	(4,246,146)

Net Assets
Beginning of period	18,977,587	23,223,733
End of period (including undistributed net investment income of $167,753 and $0, respectively)	$ 17,677,949	$ 18,977,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 8.60	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.15	.15	.08
Net realized and unrealized gain (loss)	(.63)	1.63	(2.53)	1.11
Total from investment operations	(.54)	1.78	(2.38)	1.19
Distributions from net investment income	-	(.16)	(.11)	(.04)
Distributions from net realized gain	-	-	-	(.07)
Total distributions	-	(.16)	(.11)	(.11)
Redemption fees added to paid in capital E	- J	- J	.01	- J
Net asset value, end of period	$ 9.68	$ 10.22	$ 8.60	$ 11.08
Total Return B, C, D	(5.28)%	20.73%	(21.35)%	11.92%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.12%	1.12%	1.66% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.75% A	1.68%	1.47%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,080	$ 8,532	$ 9,706	$ 7,964
Portfolio turnover rate G	72% A	71%	91%	35% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.59	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.14	.07
Net realized and unrealized gain (loss)	(.64)	1.63	(2.52)	1.11
Total from investment operations	(.55)	1.77	(2.38)	1.18
Distributions from net investment income	-	(.15)	(.11)	(.04)
Distributions from net realized gain	-	-	-	(.07)
Total distributions	-	(.15)	(.11)	(.11)
Redemption fees added to paid in capital E	- J	- J	.01	- J
Net asset value, end of period	$ 9.66	$ 10.21	$ 8.59	$ 11.07
Total Return B, C, D	(5.39)%	20.68%	(21.41)%	11.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.22%	1.22%	1.79% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.08%	1.15% A
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.15% A
Net investment income (loss)	1.67% A	1.60%	1.39%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,598	$ 10,446	$ 13,518	$ 7,018
Portfolio turnover rate G	72% A	71%	91%	35% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 627,756
Gross unrealized depreciation	(2,841,965)
Net unrealized appreciation (depreciation)	$ (2,214,209)

Tax cost	$ 19,887,484

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,046,298 and $6,763,049, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 4,400
Investor Class	9,969
$ 14,369

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 828
Investor Class	1.08%	703
		$ 1,531

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $302 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 131,298
Investor Class	-	151,212
Total	$ -	$ 282,510

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	100,534	438,229	$ 1,049,517	$ 4,041,941
Reinvestment of distributions	-	13,013	-	131,298
Shares redeemed	(203,460)	(745,202)	(2,100,329)	(6,159,466)
Net increase (decrease)	(102,926)	(293,960)	$ (1,050,812)	$ (1,986,227)
Investor Class
Shares sold	267,841	562,478	$ 2,764,775	$ 5,117,088
Reinvestment of distributions	-	15,001	-	151,212
Shares redeemed	(193,937)	(1,127,994)	(2,000,274)	(9,744,307)
Net increase (decrease)	73,904	(550,515)	$ 764,501	$ (4,476,007)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0810
1.850997.103

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.10%
Actual		$ 1,000.00	$ 919.30	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 918.40	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 917.40	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 919.30	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 917.40	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 919.20	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2010
Brazil	13.6%
Korea (South)	12.6%
Russia	8.7%
South Africa	8.1%
India	7.0%
China	6.8%
Indonesia	5.7%
Taiwan	5.7%
Hong Kong	5.3%
Other*	26.5%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2009
Brazil	15.5%
Korea (South)	10.0%
China	9.3%
Russia	9.2%
Taiwan	7.9%
India	7.2%
United States of America*	6.4%
South Africa	5.3%
Hong Kong	5.0%
Other	24.2%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.4	94.4
Short-Term Investments and Net Other Assets	3.6	5.6
Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.9	3.2
Petroleo Brasileiro SA - Petrobras (PN) (Brazil, Oil, Gas & Consumable Fuels)	2.6	3.8
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.3	1.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.3	3.1
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.9	1.1
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.7	1.6
Sberbank (Russia, Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.5	1.4
Infosys Technologies Ltd. sponsored ADR (India, IT Services)	1.4	1.2
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	1.3	0.3
	19.7
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	24.1
Materials	15.0	14.2
Energy	13.2	14.7
Information Technology	12.3	14.2
Telecommunication Services	9.4	8.2
Consumer Discretionary	8.6	7.3
Industrials	5.2	3.8
Consumer Staples	4.7	3.7
Utilities	3.0	2.3
Health Care	2.3	1.9

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	5,600	$ 164,920
Austria - 0.1%
Erste Bank AG	2,900	92,008
Bailiwick of Jersey - 0.7%
Heritage Oil PLC (a)	21,839	127,863
Randgold Resources Ltd. sponsored ADR	3,400	322,150
TOTAL BAILIWICK OF JERSEY		450,013
Bermuda - 2.1%
Aquarius Platinum Ltd.:
(Australia)	69,569	337,558
(United Kingdom)	1,666	8,059
CNPC (Hong Kong) Ltd.	298,000	375,693
Orient Overseas International Ltd. (a)	43,000	307,389
VimpelCom Ltd. ADR (a)	25,600	414,208
TOTAL BERMUDA		1,442,907
Brazil - 13.6%
Banco Bradesco SA (PN) sponsored ADR	54,600	865,956
Banco Do Brasil SA	31,900	441,468
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	13,700	216,871
sponsored ADR	17,700	236,472
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	82	1,203
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	39,200	575,848
Fleury SA (a)	4,900	54,054
Gafisa SA sponsored ADR	13,700	165,907
Gerdau SA sponsored ADR	40,800	537,744
Localiza Rent A Car SA	14,000	161,030
Lojas Renner SA	5,300	145,022
Net Servicos de Comunicacao SA sponsored ADR (a)	1,754	16,470
Odontoprev SA	3,300	114,036
OGX Petroleo e Gas Participacoes SA	61,700	573,008
OSX Brasil SA	300	79,745
PDG Realty SA Empreendimentos e Participacoes	31,000	259,571
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	8,700	298,584
(PN) (non-vtg.)	33,800	504,637
(PN) sponsored ADR (non-vtg.)	41,200	1,227,760
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	30,200	451,792
TIM Participacoes SA sponsored ADR (non-vtg.)	9,600	260,544
Vale SA (PN-A) sponsored ADR (a)	92,979	1,954,412
TOTAL BRAZIL		9,142,134
Canada - 1.3%
Eldorado Gold Corp.	12,894	231,100

	Shares	Value
First Quantum Minerals Ltd.	4,600	$ 231,394
Niko Resources Ltd.	2,000	186,013
Sherritt International Corp.	7,700	41,373
Sino-Forest Corp. (a)	10,100	143,547
Uranium One, Inc. (a)	20,600	50,119
TOTAL CANADA		883,546
Cayman Islands - 1.9%
China Shanshui Cement Group Ltd.	108,000	47,862
Daphne International Holdings Ltd.	240,000	243,058
Eurasia Drilling Co. Ltd.:
GDR (d)	2,100	40,206
GDR (Reg. S)	15,498	296,719
Hidili Industry International Development Ltd. (a)	223,000	164,269
Kingboard Chemical Holdings Ltd.	62,000	266,201
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	5,000	1,944
Mindray Medical International Ltd. sponsored ADR (c)	5,357	168,317
Shenguan Holdings Group Ltd.	32,000	28,492
TOTAL CAYMAN ISLANDS		1,257,068
Chile - 0.4%
Enersis SA sponsored ADR	12,800	254,848
China - 6.8%
Baidu.com, Inc. sponsored ADR (a)	4,650	316,572
China Merchants Bank Co. Ltd. (H Shares)	250,856	600,142
China Shenhua Energy Co. Ltd. (H Shares)	150,500	542,977
China Yurun Food Group Ltd.	91,000	286,176
Digital China Holdings Ltd. (H Shares)	72,000	110,003
Golden Eagle Retail Group Ltd. (H Shares)	131,000	273,509
Harbin Power Equipment Co. Ltd. (H Shares)	142,000	101,288
Industrial & Commercial Bank of China Ltd. (H Shares)	1,546,000	1,123,754
Minth Group Ltd.	129,000	152,423
Ping An Insurance Group Co. China Ltd. (H Shares)	80,000	661,132
Tencent Holdings Ltd.	16,200	268,398
Yantai Changyu Pioneer Wine Co. (B Shares)	11,400	107,022
TOTAL CHINA		4,543,396
Czech Republic - 1.1%
Ceske Energeticke Zavody AS (c)	9,800	401,162
Komercni Banka AS	2,100	339,539
TOTAL CZECH REPUBLIC		740,701
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	42,565	517,802
Common Stocks - continued
	Shares	Value
Georgia - 0.1%
Bank of Georgia unit (a)	6,217	$ 63,219
Hong Kong - 5.3%
China Agri-Industries Holding Ltd.	255,000	294,521
China Mobile (Hong Kong) Ltd.	154,500	1,535,447
CNOOC Ltd.	572,000	972,247
CNOOC Ltd. sponsored ADR (c)	1,900	323,323
Shanghai Industrial Holdings Ltd.	88,000	348,376
Texwinca Holdings Ltd.	110,000	106,706
TOTAL HONG KONG		3,580,620
Hungary - 0.6%
OTP Bank Ltd. (a)	20,200	412,342
India - 7.0%
Bank of Baroda	21,608	324,012
Bharat Heavy Electricals Ltd.	9,512	501,371
Housing Development Finance Corp. Ltd.	10,312	650,140
Idea Cellular Ltd. (a)	51,987	66,089
Infosys Technologies Ltd. sponsored ADR	15,570	932,799
Jain Irrigation Systems Ltd.	13,520	309,928
JSW Steel Ltd.	16,981	383,609
Reliance Industries Ltd.	16,085	374,516
Rural Electrification Corp. Ltd. (a)	45,254	294,510
Tata Consultancy Services Ltd.	32,086	515,100
Tata Power Co. Ltd.	7,345	205,823
Ultratech Cement Ltd.	6,420	121,022
TOTAL INDIA		4,678,919
Indonesia - 5.7%
PT Astra International Tbk	125,000	660,799
PT Bank Negara Indonesia (Persero) Tbk	891,500	229,297
PT Bank Rakyat Indonesia Tbk	461,000	468,291
PT Delta Dunia Petroindo Tbk (a)	811,000	87,816
PT Gudang Garam Tbk	78,000	292,920
PT Indo Tambangraya Megah Tbk	49,000	199,349
PT Indocement Tunggal Prakarsa Tbk	271,500	469,570
PT Indofood Sukses Makmur Tbk	850,500	385,471
PT Indosat Tbk	266,000	144,296
PT Indosat Tbk sponsored ADR	4,983	135,239
PT Kalbe Farma Tbk	493,500	113,383
PT Perusahaan Gas Negara Tbk Series B	826,300	350,478
PT Tambang Batubbara Bukit Asam Tbk	50,500	95,300
PT XL Axiata Tbk (a)	403,500	180,544
TOTAL INDONESIA		3,812,753
Israel - 0.4%
Partner Communications Co. Ltd. ADR	16,731	255,315
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit (a)	26,466	207,442
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	8,700	160,271
TOTAL KAZAKHSTAN		367,713

	Shares	Value
Korea (South) - 12.6%
Amorepacific Corp.	387	$ 328,909
CJ CheilJedang Corp.	1,757	320,304
CJ Corp.	5,666	275,787
Daelim Industrial Co.	4,015	206,614
Hanjin Heavy Industries & Consolidated Co. Ltd.	3,850	80,950
Hynix Semiconductor, Inc. (a)	28,150	568,400
Hyundai Mobis	3,378	565,978
Hyundai Motor Co.	6,691	782,083
Industrial Bank of Korea	34,740	406,179
Kia Motors Corp.	20,370	539,164
Korea Exchange Bank	42,890	436,656
KT Corp.	8,910	328,680
LG Display Co. Ltd.	10,410	342,025
LG Display Co. Ltd. sponsored ADR (c)	10,000	161,000
LG Innotek Co. Ltd.	2,284	299,427
Lumens Co. Ltd. (a)	17,855	175,450
NCsoft Corp.	1,708	281,147
Samsung Electronics Co. Ltd.	2,446	1,532,554
Shinhan Financial Group Co. Ltd.	23,030	846,823
TOTAL KOREA (SOUTH)		8,478,130
Lebanon - 0.1%
BLOM Bank SAL GDR	437	38,836
Luxembourg - 1.2%
Evraz Group SA GDR (a)	10,784	251,516
Millicom International Cellular SA	3,300	267,531
Ternium SA sponsored ADR	8,300	273,236
TOTAL LUXEMBOURG		792,283
Malaysia - 0.5%
Axiata Group Bhd (a)	122,300	147,260
Top Glove Corp. Bhd	39,200	165,857
TOTAL MALAYSIA		313,117
Mexico - 3.0%
America Movil SAB de CV Series L sponsored ADR	25,844	1,227,590
Banco Compartamos SA de CV	34,900	183,702
Genomma Lab Internacional SA de CV (a)	29,700	98,640
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,387	69,342
Grupo Financiero Banorte SAB de CV Series O	115,500	447,815
TOTAL MEXICO		2,027,089
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	38,175	236,056
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	56,000	61,236
Common Stocks - continued
	Shares	Value
Panama - 0.4%
Copa Holdings SA Class A	6,200	$ 274,164
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	11,290	433,988
Poland - 0.7%
Bank Polska Kasa Opieki SA	9,400	432,248
Trakcja Polska SA	8,014	9,874
TOTAL POLAND		442,122
Russia - 8.7%
Cherkizovo Group OJSC GDR (a)	9,400	134,274
Gazprom Neft (a)	17,746	66,978
LSR Group OJSC GDR (Reg. S) (a)	9,300	69,915
Magnit OJSC GDR (Reg. S)	26,000	445,707
Mechel Steel Group OAO sponsored:
ADR	17,900	324,706
ADR (a)	4,300	29,799
Novorossiysk Commercial Sea Port JSC	86,500	12,753
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	700	7,581
OAO Gazprom sponsored ADR	10,394	195,511
OAO NOVATEK GDR	8,222	586,047
OAO Tatneft sponsored ADR	15,976	445,892
OGK-2 JSC (a)	671,500	31,976
OJSC MMC Norilsk Nickel sponsored ADR (a)	41,444	598,866
OJSC Oil Company Rosneft GDR (Reg. S)	114,100	695,807
Polymetal JSC GDR (Reg. S) (a)	28,500	355,436
Protek (a)	12,200	39,406
RusHydro JSC:
rights 6/30/10 (a)	15,118	180
sponsored ADR (a)	63,344	305,736
Sberbank (Savings Bank of the Russian Federation)	273,700	671,175
Sberbank (Savings Bank of the Russian Federation) GDR	1,350	336,663
Sistema JSFC sponsored GDR (a)	18,175	423,341
TGK-1 OAO (a)	60,661,400	35,887
Uralkali JSC GDR (Reg. S) (a)	3,700	65,853
TOTAL RUSSIA		5,879,489
Singapore - 0.3%
Straits Asia Resources Ltd.	159,000	224,668
South Africa - 8.1%
African Bank Investments Ltd.	89,300	352,137
African Rainbow Minerals Ltd.	13,359	280,883
AngloGold Ashanti Ltd.	9,800	423,786
AngloGold Ashanti Ltd. sponsored ADR	1,100	47,498
Aspen Pharmacare Holdings Ltd. (a)	33,099	328,131
Aveng Ltd.	46,492	208,649
Clicks Group Ltd.	67,187	297,148
FirstRand Ltd.	161,600	380,196

	Shares	Value
Foschini Ltd.	29,940	$ 252,897
Illovo Sugar Ltd.	55,825	201,809
Imperial Holdings Ltd.	24,195	270,434
Mr. Price Group Ltd.	56,300	328,208
MTN Group Ltd.	16,701	219,741
Murray & Roberts Holdings Ltd.	40,200	203,192
Mvelaphanda Resources Ltd. (a)	59,174	347,738
Shoprite Holdings Ltd.	31,588	340,928
Standard Bank Group Ltd.	49,147	655,545
Woolworths Holdings Ltd.	107,934	336,753
TOTAL SOUTH AFRICA		5,475,673
Taiwan - 5.7%
Advanced Semiconductor Engineering, Inc.	93,000	72,900
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	61,600	240,856
Alpha Networks, Inc.	87,000	66,200
Asia Cement Corp.	271,200	237,120
Chroma ATE, Inc.	39,000	74,252
Formosa Plastics Corp.	179,000	374,593
Fubon Financial Holding Co. Ltd. (a)	387,000	427,963
Hon Hai Precision Industry Co. Ltd. (Foxconn)	71,232	248,570
HTC Corp.	34,000	449,516
Macronix International Co. Ltd.	572,506	374,536
Taishin Financial Holdings Co. Ltd. (a)	834,000	318,374
Taiwan Semiconductor Manufacturing Co. Ltd.	225,609	419,798
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,664	191,921
Wistron Corp.	214,000	312,189
TOTAL TAIWAN		3,808,788
Thailand - 1.2%
Advanced Info Service PCL (For. Reg.)	111,800	295,891
Banpu PCL unit	9,300	171,928
Siam Commercial Bank PCL (For. Reg.)	146,700	363,642
Total Access Communication PCL (For. Reg.)	400	451
TOTAL THAILAND		831,912
Turkey - 2.6%
Albaraka Turk Katilim Bankasi AS	96,962	180,030
Enka Insaat ve Sanayi AS	29,333	100,960
Tofas Turk Otomobil Fabrikasi AS	89,574	305,472
Turk Hava Yollari AO (a)	126,285	312,632
Turkiye Garanti Bankasi AS	141,000	592,156
Turkiye Halk Bankasi AS	34,000	253,371
TOTAL TURKEY		1,744,621
United Arab Emirates - 0.3%
DP World Ltd.	414,983	182,593
Common Stocks - continued
	Shares	Value
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	31,968	$ 339,334
Xstrata PLC	14,451	189,174
TOTAL UNITED KINGDOM		528,508
United States of America - 0.5%
CTC Media, Inc. (c)	6,800	98,192
Freeport-McMoRan Copper & Gold, Inc.	4,300	254,259
TOTAL UNITED STATES OF AMERICA		352,451
TOTAL COMMON STOCKS (Cost $58,870,870)		64,785,948
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.20% (e)	2,190,188	2,190,188
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,019,498	1,019,498
TOTAL MONEY MARKET FUNDS (Cost $3,209,686)		3,209,686
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $62,080,556)	67,995,634
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(790,035)
NET ASSETS - 100%	$ 67,205,599
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,206 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,379
Fidelity Securities Lending Cash Central Fund	3,692
Total	$ 5,071
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 9,142,134	$ 9,142,134	$ -	$ -
Korea (South)	8,478,130	161,000	8,317,130	-
Russia	5,879,489	2,007,057	3,872,432	-
South Africa	5,475,673	5,475,673	-	-
India	4,678,919	932,799	3,746,120	-
China	4,543,396	316,572	4,226,824	-
Indonesia	3,812,753	135,239	3,677,514	-
Taiwan	3,808,788	432,777	3,376,011	-
Hong Kong	3,580,620	323,323	3,257,297	-
Other	15,386,046	9,614,142	5,771,904	-
Money Market Funds	3,209,686	3,209,686	-	-
Total Investments in Securities:	$ 67,995,634	$ 31,750,402	$ 36,245,232	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $4,615,107 of which $1,790,850 and $2,824,257 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $982,716) - See accompanying schedule: Unaffiliated issuers (cost $58,870,870)	$ 64,785,948
Fidelity Central Funds (cost $3,209,686)	3,209,686
Total Investments (cost $62,080,556)		$ 67,995,634
Cash		49,443
Foreign currency held at value (cost $94,092)		94,019
Receivable for investments sold		363,321
Receivable for fund shares sold		35,982
Dividends receivable		291,040
Distributions receivable from Fidelity Central Funds		1,083
Receivable from investment adviser for expense reductions		22,396
Other receivables		8,345
Total assets		68,861,263

Liabilities
Payable for investments purchased	$ 248,802
Payable for fund shares redeemed	187,368
Accrued management fee	46,189
Distribution fees payable	55
Other affiliated payables	9,269
Other payables and accrued expenses	144,483
Collateral on securities loaned, at value	1,019,498
Total liabilities		1,655,664

Net Assets		$ 67,205,599
Net Assets consist of:
Paid in capital		$ 67,286,772
Undistributed net investment income		527,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,472,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,863,361
Net Assets		$ 67,205,599

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,993,824 ÷ 1,022,290 shares)	$ 7.82

Service Class: Net Asset Value, offering price and redemption price per share ($87,669 ÷ 11,186 shares)	$ 7.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($187,611 ÷ 23,901 shares)	$ 7.85

Initial Class R: Net Asset Value, offering price and redemption price per share ($23,382,879 ÷ 2,989,973 shares)	$ 7.82

Service Class 2R: Net Asset Value, offering price and redemption price per share ($87,515 ÷ 11,149 shares)	$ 7.85

Investor Class R: Net Asset Value, offering price and redemption price per share ($35,466,101 ÷ 4,543,913 shares)	$ 7.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,035,044
Income from Fidelity Central Funds		5,071
		1,040,115
Less foreign taxes withheld		(104,683)
Total income		935,432

Expenses
Management fee	$ 305,647
Transfer agent fees	45,774
Distribution fees	327
Accounting and security lending fees	19,726
Custodian fees and expenses	122,066
Independent trustees' compensation	205
Audit	34,423
Legal	112
Miscellaneous	3,088
Total expenses before reductions	531,368
Expense reductions	(123,522)	407,846
Net investment income (loss)		527,586
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(930,468)
Foreign currency transactions	(78,201)
Total net realized gain (loss)		(1,008,669)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $45,451)	(5,863,970)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(5,864,012)
Net gain (loss)		(6,872,681)
Net increase (decrease) in net assets resulting from operations		$ (6,345,095)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 527,586	$ 170,709
Net realized gain (loss)	(1,008,669)	(1,776,237)
Change in net unrealized appreciation (depreciation)	(5,864,012)	16,723,804
Net increase (decrease) in net assets resulting from operations	(6,345,095)	15,118,276
Distributions to shareholders from net investment income	-	(171,137)
Distributions to shareholders from net realized gain	(27,356)	(219,436)
Total distributions	(27,356)	(390,573)
Share transactions - net increase (decrease)	1,576,247	48,999,079
Redemption fees	15,319	22,594
Total increase (decrease) in net assets	(4,780,885)	63,749,376

Net Assets
Beginning of period	71,986,484	8,237,108
End of period (including undistributed net investment income of $527,586 and $0, respectively)	$ 67,205,599	$ 71,986,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.13
Net realized and unrealized gain (loss)	(.75)	3.64	(5.19)
Total from investment operations	(.69)	3.68	(5.06)
Distributions from net investment income	-	(.02)	(.08)
Distributions from net realized gain	- J	(.03)	-
Total distributions	-	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.82	$ 8.51	$ 4.88
Total Return B, C, D	(8.07)%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	2.85%	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	1.03% A	1.02%	1.02% A
Net investment income (loss)	1.44% A	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,994	$ 250	$ 516
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.03	.12
Net realized and unrealized gain (loss)	(.76)	3.65	(5.19)
Total from investment operations	(.70)	3.68	(5.07)
Distributions from net investment income	-	- J	(.07)
Distributions from net realized gain	- J	(.02)	-
Total distributions	-	(.02)	(.07)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.84	$ 8.54	$ 4.88
Total Return B, C, D	(8.16)%	75.49%	(50.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	3.02%	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.13% A	1.12%	1.12% A
Net investment income (loss)	1.34% A	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 118	$ 396
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02	.11
Net realized and unrealized gain (loss)	(.76)	3.66	(5.19)
Total from investment operations	(.71)	3.68	(5.08)
Distributions from net investment income	-	-	(.06)
Distributions from net realized gain	- J	-	-
Total distributions	-	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.85	$ 8.56	$ 4.88
Total Return B, C, D	(8.26)%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.28% A	1.27%	1.27% A
Net investment income (loss)	1.19% A	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 117	$ 395
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.11
Net realized and unrealized gain (loss)	(.75)	3.63	(5.16)
Total from investment operations	(.69)	3.67	(5.05)
Distributions from net investment income	-	(.02)	(.08)
Distributions from net realized gain	- J	(.03)	-
Total distributions	-	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 7.82	$ 8.51	$ 4.88
Total Return B, C, D	(8.07)%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	1.03% A	1.02%	1.02% A
Net investment income (loss)	1.44% A	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,383	$ 31,314	$ 3,158
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02	.11
Net realized and unrealized gain (loss)	(.76)	3.66	(5.19)
Total from investment operations	(.71)	3.68	(5.08)
Distributions from net investment income	-	-	(.06)
Distributions from net realized gain	- J	-	-
Total distributions	-	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.85	$ 8.56	$ 4.88
Total Return B, C, D	(8.26)%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.27%	1.27% A
Net investment income (loss)	1.19% A	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 117	$ 395
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.10
Net realized and unrealized gain (loss)	(.75)	3.63	(5.16)
Total from investment operations	(.69)	3.67	(5.06)
Distributions from net investment income	-	(.02)	(.08)
Distributions from net realized gain	- J	(.03)	-
Total distributions	-	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 7.81	$ 8.50	$ 4.87
Total Return B, C, D	(8.08)%	75.56%	(50.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18% A
Expenses net of all reductions	1.11% A	1.10%	1.10% A
Net investment income (loss)	1.36% A	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,466	$ 40,070	$ 3,377
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,166,837
Gross unrealized depreciation	(4,110,836)
Net unrealized appreciation (depreciation)	$ 5,056,001

Tax cost	$ 62,939,633

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares, and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,860,139 and $41,262,676, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 53
Service Class 2	143
Service Class 2R	131
$ 327

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,415
Service Class	67
Service Class 2	71
Initial Class R	11,278
Service Class 2R	67
Investor Class R	32,876
$ 45,774

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $139 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,692.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 4,575
Service Class	1.20%	164
Service Class 2	1.35%	185
Initial Class R	1.10%	38,912
Service Class 2R	1.35%	164
Investor Class R	1.18%	54,102
		$ 98,102

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,420 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 596
Service Class	-	41
Initial Class R	-	75,536
Investor Class R	-	94,964
Total	$ -	$ 171,137

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Initial Class	$ 84	$ 762
Service Class	39	275
Service Class 2	39	-
Initial Class R	11,798	96,805
Service Class 2R	39	-
Investor Class R	15,357	121,594
Total	$ 27,356	$ 219,436

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,016,886	16,945	$ 8,152,523	$ 120,071
Reinvestment of distributions	11	165	84	1,358
Shares redeemed	(24,017)	(93,578)	(197,910)	(691,714)
Net increase (decrease)	992,880	(76,468)	$ 7,954,697	$ (570,285)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	38	39	316
Shares redeemed	(2,591)	(67,365)	(21,350)	(502,507)
Net increase (decrease)	(2,586)	(67,327)	$ (21,311)	$ (502,191)
Service Class 2
Shares sold	13,653	-	$ 109,500	$ -
Reinvestment of distributions	5	-	39	-
Shares redeemed	(3,485)	(67,175)	(28,692)	(501,199)
Net increase (decrease)	10,173	(67,175)	$ 80,847	$ (501,199)
Initial Class R
Shares sold	700,749	3,509,051	$ 6,032,230	$ 24,423,527
Reinvestment of distributions	1,526	20,952	11,798	172,342
Shares redeemed	(1,390,771)	(499,141)	(11,376,249)	(3,003,566)
Net increase (decrease)	(688,496)	3,030,862	$ (5,332,221)	$ 21,592,303
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	-	39	-
Shares redeemed	(2,584)	(67,175)	(21,324)	(501,199)
Net increase (decrease)	(2,579)	(67,175)	$ (21,285)	$ (501,199)
Investor Class R
Shares sold	1,577,260	4,321,090	$ 13,218,906	$ 31,280,354
Reinvestment of distributions	1,989	26,389	15,357	216,557
Shares redeemed	(1,749,578)	(326,280)	(14,318,743)	(2,015,261)
Net increase (decrease)	(170,329)	4,021,199	$ (1,084,480)	$ 29,481,650

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEM-SANN-0810
1.858138.102

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.10%
Actual		$ 1,000.00	$ 919.30	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 918.40	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 917.40	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 919.30	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 917.40	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 919.20	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2010
Brazil	13.6%
Korea (South)	12.6%
Russia	8.7%
South Africa	8.1%
India	7.0%
China	6.8%
Indonesia	5.7%
Taiwan	5.7%
Hong Kong	5.3%
Other*	26.5%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2009
Brazil	15.5%
Korea (South)	10.0%
China	9.3%
Russia	9.2%
Taiwan	7.9%
India	7.2%
United States of America*	6.4%
South Africa	5.3%
Hong Kong	5.0%
Other	24.2%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.4	94.4
Short-Term Investments and Net Other Assets	3.6	5.6
Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.9	3.2
Petroleo Brasileiro SA - Petrobras (PN) (Brazil, Oil, Gas & Consumable Fuels)	2.6	3.8
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.3	1.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.3	3.1
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.9	1.1
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.7	1.6
Sberbank (Russia, Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.5	1.4
Infosys Technologies Ltd. sponsored ADR (India, IT Services)	1.4	1.2
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	1.3	0.3
	19.7
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	24.1
Materials	15.0	14.2
Energy	13.2	14.7
Information Technology	12.3	14.2
Telecommunication Services	9.4	8.2
Consumer Discretionary	8.6	7.3
Industrials	5.2	3.8
Consumer Staples	4.7	3.7
Utilities	3.0	2.3
Health Care	2.3	1.9

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	5,600	$ 164,920
Austria - 0.1%
Erste Bank AG	2,900	92,008
Bailiwick of Jersey - 0.7%
Heritage Oil PLC (a)	21,839	127,863
Randgold Resources Ltd. sponsored ADR	3,400	322,150
TOTAL BAILIWICK OF JERSEY		450,013
Bermuda - 2.1%
Aquarius Platinum Ltd.:
(Australia)	69,569	337,558
(United Kingdom)	1,666	8,059
CNPC (Hong Kong) Ltd.	298,000	375,693
Orient Overseas International Ltd. (a)	43,000	307,389
VimpelCom Ltd. ADR (a)	25,600	414,208
TOTAL BERMUDA		1,442,907
Brazil - 13.6%
Banco Bradesco SA (PN) sponsored ADR	54,600	865,956
Banco Do Brasil SA	31,900	441,468
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	13,700	216,871
sponsored ADR	17,700	236,472
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	82	1,203
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	39,200	575,848
Fleury SA (a)	4,900	54,054
Gafisa SA sponsored ADR	13,700	165,907
Gerdau SA sponsored ADR	40,800	537,744
Localiza Rent A Car SA	14,000	161,030
Lojas Renner SA	5,300	145,022
Net Servicos de Comunicacao SA sponsored ADR (a)	1,754	16,470
Odontoprev SA	3,300	114,036
OGX Petroleo e Gas Participacoes SA	61,700	573,008
OSX Brasil SA	300	79,745
PDG Realty SA Empreendimentos e Participacoes	31,000	259,571
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	8,700	298,584
(PN) (non-vtg.)	33,800	504,637
(PN) sponsored ADR (non-vtg.)	41,200	1,227,760
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	30,200	451,792
TIM Participacoes SA sponsored ADR (non-vtg.)	9,600	260,544
Vale SA (PN-A) sponsored ADR (a)	92,979	1,954,412
TOTAL BRAZIL		9,142,134
Canada - 1.3%
Eldorado Gold Corp.	12,894	231,100

	Shares	Value
First Quantum Minerals Ltd.	4,600	$ 231,394
Niko Resources Ltd.	2,000	186,013
Sherritt International Corp.	7,700	41,373
Sino-Forest Corp. (a)	10,100	143,547
Uranium One, Inc. (a)	20,600	50,119
TOTAL CANADA		883,546
Cayman Islands - 1.9%
China Shanshui Cement Group Ltd.	108,000	47,862
Daphne International Holdings Ltd.	240,000	243,058
Eurasia Drilling Co. Ltd.:
GDR (d)	2,100	40,206
GDR (Reg. S)	15,498	296,719
Hidili Industry International Development Ltd. (a)	223,000	164,269
Kingboard Chemical Holdings Ltd.	62,000	266,201
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	5,000	1,944
Mindray Medical International Ltd. sponsored ADR (c)	5,357	168,317
Shenguan Holdings Group Ltd.	32,000	28,492
TOTAL CAYMAN ISLANDS		1,257,068
Chile - 0.4%
Enersis SA sponsored ADR	12,800	254,848
China - 6.8%
Baidu.com, Inc. sponsored ADR (a)	4,650	316,572
China Merchants Bank Co. Ltd. (H Shares)	250,856	600,142
China Shenhua Energy Co. Ltd. (H Shares)	150,500	542,977
China Yurun Food Group Ltd.	91,000	286,176
Digital China Holdings Ltd. (H Shares)	72,000	110,003
Golden Eagle Retail Group Ltd. (H Shares)	131,000	273,509
Harbin Power Equipment Co. Ltd. (H Shares)	142,000	101,288
Industrial & Commercial Bank of China Ltd. (H Shares)	1,546,000	1,123,754
Minth Group Ltd.	129,000	152,423
Ping An Insurance Group Co. China Ltd. (H Shares)	80,000	661,132
Tencent Holdings Ltd.	16,200	268,398
Yantai Changyu Pioneer Wine Co. (B Shares)	11,400	107,022
TOTAL CHINA		4,543,396
Czech Republic - 1.1%
Ceske Energeticke Zavody AS (c)	9,800	401,162
Komercni Banka AS	2,100	339,539
TOTAL CZECH REPUBLIC		740,701
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	42,565	517,802
Common Stocks - continued
	Shares	Value
Georgia - 0.1%
Bank of Georgia unit (a)	6,217	$ 63,219
Hong Kong - 5.3%
China Agri-Industries Holding Ltd.	255,000	294,521
China Mobile (Hong Kong) Ltd.	154,500	1,535,447
CNOOC Ltd.	572,000	972,247
CNOOC Ltd. sponsored ADR (c)	1,900	323,323
Shanghai Industrial Holdings Ltd.	88,000	348,376
Texwinca Holdings Ltd.	110,000	106,706
TOTAL HONG KONG		3,580,620
Hungary - 0.6%
OTP Bank Ltd. (a)	20,200	412,342
India - 7.0%
Bank of Baroda	21,608	324,012
Bharat Heavy Electricals Ltd.	9,512	501,371
Housing Development Finance Corp. Ltd.	10,312	650,140
Idea Cellular Ltd. (a)	51,987	66,089
Infosys Technologies Ltd. sponsored ADR	15,570	932,799
Jain Irrigation Systems Ltd.	13,520	309,928
JSW Steel Ltd.	16,981	383,609
Reliance Industries Ltd.	16,085	374,516
Rural Electrification Corp. Ltd. (a)	45,254	294,510
Tata Consultancy Services Ltd.	32,086	515,100
Tata Power Co. Ltd.	7,345	205,823
Ultratech Cement Ltd.	6,420	121,022
TOTAL INDIA		4,678,919
Indonesia - 5.7%
PT Astra International Tbk	125,000	660,799
PT Bank Negara Indonesia (Persero) Tbk	891,500	229,297
PT Bank Rakyat Indonesia Tbk	461,000	468,291
PT Delta Dunia Petroindo Tbk (a)	811,000	87,816
PT Gudang Garam Tbk	78,000	292,920
PT Indo Tambangraya Megah Tbk	49,000	199,349
PT Indocement Tunggal Prakarsa Tbk	271,500	469,570
PT Indofood Sukses Makmur Tbk	850,500	385,471
PT Indosat Tbk	266,000	144,296
PT Indosat Tbk sponsored ADR	4,983	135,239
PT Kalbe Farma Tbk	493,500	113,383
PT Perusahaan Gas Negara Tbk Series B	826,300	350,478
PT Tambang Batubbara Bukit Asam Tbk	50,500	95,300
PT XL Axiata Tbk (a)	403,500	180,544
TOTAL INDONESIA		3,812,753
Israel - 0.4%
Partner Communications Co. Ltd. ADR	16,731	255,315
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit (a)	26,466	207,442
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	8,700	160,271
TOTAL KAZAKHSTAN		367,713

	Shares	Value
Korea (South) - 12.6%
Amorepacific Corp.	387	$ 328,909
CJ CheilJedang Corp.	1,757	320,304
CJ Corp.	5,666	275,787
Daelim Industrial Co.	4,015	206,614
Hanjin Heavy Industries & Consolidated Co. Ltd.	3,850	80,950
Hynix Semiconductor, Inc. (a)	28,150	568,400
Hyundai Mobis	3,378	565,978
Hyundai Motor Co.	6,691	782,083
Industrial Bank of Korea	34,740	406,179
Kia Motors Corp.	20,370	539,164
Korea Exchange Bank	42,890	436,656
KT Corp.	8,910	328,680
LG Display Co. Ltd.	10,410	342,025
LG Display Co. Ltd. sponsored ADR (c)	10,000	161,000
LG Innotek Co. Ltd.	2,284	299,427
Lumens Co. Ltd. (a)	17,855	175,450
NCsoft Corp.	1,708	281,147
Samsung Electronics Co. Ltd.	2,446	1,532,554
Shinhan Financial Group Co. Ltd.	23,030	846,823
TOTAL KOREA (SOUTH)		8,478,130
Lebanon - 0.1%
BLOM Bank SAL GDR	437	38,836
Luxembourg - 1.2%
Evraz Group SA GDR (a)	10,784	251,516
Millicom International Cellular SA	3,300	267,531
Ternium SA sponsored ADR	8,300	273,236
TOTAL LUXEMBOURG		792,283
Malaysia - 0.5%
Axiata Group Bhd (a)	122,300	147,260
Top Glove Corp. Bhd	39,200	165,857
TOTAL MALAYSIA		313,117
Mexico - 3.0%
America Movil SAB de CV Series L sponsored ADR	25,844	1,227,590
Banco Compartamos SA de CV	34,900	183,702
Genomma Lab Internacional SA de CV (a)	29,700	98,640
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,387	69,342
Grupo Financiero Banorte SAB de CV Series O	115,500	447,815
TOTAL MEXICO		2,027,089
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	38,175	236,056
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	56,000	61,236
Common Stocks - continued
	Shares	Value
Panama - 0.4%
Copa Holdings SA Class A	6,200	$ 274,164
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	11,290	433,988
Poland - 0.7%
Bank Polska Kasa Opieki SA	9,400	432,248
Trakcja Polska SA	8,014	9,874
TOTAL POLAND		442,122
Russia - 8.7%
Cherkizovo Group OJSC GDR (a)	9,400	134,274
Gazprom Neft (a)	17,746	66,978
LSR Group OJSC GDR (Reg. S) (a)	9,300	69,915
Magnit OJSC GDR (Reg. S)	26,000	445,707
Mechel Steel Group OAO sponsored:
ADR	17,900	324,706
ADR (a)	4,300	29,799
Novorossiysk Commercial Sea Port JSC	86,500	12,753
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	700	7,581
OAO Gazprom sponsored ADR	10,394	195,511
OAO NOVATEK GDR	8,222	586,047
OAO Tatneft sponsored ADR	15,976	445,892
OGK-2 JSC (a)	671,500	31,976
OJSC MMC Norilsk Nickel sponsored ADR (a)	41,444	598,866
OJSC Oil Company Rosneft GDR (Reg. S)	114,100	695,807
Polymetal JSC GDR (Reg. S) (a)	28,500	355,436
Protek (a)	12,200	39,406
RusHydro JSC:
rights 6/30/10 (a)	15,118	180
sponsored ADR (a)	63,344	305,736
Sberbank (Savings Bank of the Russian Federation)	273,700	671,175
Sberbank (Savings Bank of the Russian Federation) GDR	1,350	336,663
Sistema JSFC sponsored GDR (a)	18,175	423,341
TGK-1 OAO (a)	60,661,400	35,887
Uralkali JSC GDR (Reg. S) (a)	3,700	65,853
TOTAL RUSSIA		5,879,489
Singapore - 0.3%
Straits Asia Resources Ltd.	159,000	224,668
South Africa - 8.1%
African Bank Investments Ltd.	89,300	352,137
African Rainbow Minerals Ltd.	13,359	280,883
AngloGold Ashanti Ltd.	9,800	423,786
AngloGold Ashanti Ltd. sponsored ADR	1,100	47,498
Aspen Pharmacare Holdings Ltd. (a)	33,099	328,131
Aveng Ltd.	46,492	208,649
Clicks Group Ltd.	67,187	297,148
FirstRand Ltd.	161,600	380,196

	Shares	Value
Foschini Ltd.	29,940	$ 252,897
Illovo Sugar Ltd.	55,825	201,809
Imperial Holdings Ltd.	24,195	270,434
Mr. Price Group Ltd.	56,300	328,208
MTN Group Ltd.	16,701	219,741
Murray & Roberts Holdings Ltd.	40,200	203,192
Mvelaphanda Resources Ltd. (a)	59,174	347,738
Shoprite Holdings Ltd.	31,588	340,928
Standard Bank Group Ltd.	49,147	655,545
Woolworths Holdings Ltd.	107,934	336,753
TOTAL SOUTH AFRICA		5,475,673
Taiwan - 5.7%
Advanced Semiconductor Engineering, Inc.	93,000	72,900
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	61,600	240,856
Alpha Networks, Inc.	87,000	66,200
Asia Cement Corp.	271,200	237,120
Chroma ATE, Inc.	39,000	74,252
Formosa Plastics Corp.	179,000	374,593
Fubon Financial Holding Co. Ltd. (a)	387,000	427,963
Hon Hai Precision Industry Co. Ltd. (Foxconn)	71,232	248,570
HTC Corp.	34,000	449,516
Macronix International Co. Ltd.	572,506	374,536
Taishin Financial Holdings Co. Ltd. (a)	834,000	318,374
Taiwan Semiconductor Manufacturing Co. Ltd.	225,609	419,798
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,664	191,921
Wistron Corp.	214,000	312,189
TOTAL TAIWAN		3,808,788
Thailand - 1.2%
Advanced Info Service PCL (For. Reg.)	111,800	295,891
Banpu PCL unit	9,300	171,928
Siam Commercial Bank PCL (For. Reg.)	146,700	363,642
Total Access Communication PCL (For. Reg.)	400	451
TOTAL THAILAND		831,912
Turkey - 2.6%
Albaraka Turk Katilim Bankasi AS	96,962	180,030
Enka Insaat ve Sanayi AS	29,333	100,960
Tofas Turk Otomobil Fabrikasi AS	89,574	305,472
Turk Hava Yollari AO (a)	126,285	312,632
Turkiye Garanti Bankasi AS	141,000	592,156
Turkiye Halk Bankasi AS	34,000	253,371
TOTAL TURKEY		1,744,621
United Arab Emirates - 0.3%
DP World Ltd.	414,983	182,593
Common Stocks - continued
	Shares	Value
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	31,968	$ 339,334
Xstrata PLC	14,451	189,174
TOTAL UNITED KINGDOM		528,508
United States of America - 0.5%
CTC Media, Inc. (c)	6,800	98,192
Freeport-McMoRan Copper & Gold, Inc.	4,300	254,259
TOTAL UNITED STATES OF AMERICA		352,451
TOTAL COMMON STOCKS (Cost $58,870,870)		64,785,948
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.20% (e)	2,190,188	2,190,188
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,019,498	1,019,498
TOTAL MONEY MARKET FUNDS (Cost $3,209,686)		3,209,686
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $62,080,556)	67,995,634
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(790,035)
NET ASSETS - 100%	$ 67,205,599
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,206 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,379
Fidelity Securities Lending Cash Central Fund	3,692
Total	$ 5,071
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 9,142,134	$ 9,142,134	$ -	$ -
Korea (South)	8,478,130	161,000	8,317,130	-
Russia	5,879,489	2,007,057	3,872,432	-
South Africa	5,475,673	5,475,673	-	-
India	4,678,919	932,799	3,746,120	-
China	4,543,396	316,572	4,226,824	-
Indonesia	3,812,753	135,239	3,677,514	-
Taiwan	3,808,788	432,777	3,376,011	-
Hong Kong	3,580,620	323,323	3,257,297	-
Other	15,386,046	9,614,142	5,771,904	-
Money Market Funds	3,209,686	3,209,686	-	-
Total Investments in Securities:	$ 67,995,634	$ 31,750,402	$ 36,245,232	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $4,615,107 of which $1,790,850 and $2,824,257 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $982,716) - See accompanying schedule: Unaffiliated issuers (cost $58,870,870)	$ 64,785,948
Fidelity Central Funds (cost $3,209,686)	3,209,686
Total Investments (cost $62,080,556)		$ 67,995,634
Cash		49,443
Foreign currency held at value (cost $94,092)		94,019
Receivable for investments sold		363,321
Receivable for fund shares sold		35,982
Dividends receivable		291,040
Distributions receivable from Fidelity Central Funds		1,083
Receivable from investment adviser for expense reductions		22,396
Other receivables		8,345
Total assets		68,861,263

Liabilities
Payable for investments purchased	$ 248,802
Payable for fund shares redeemed	187,368
Accrued management fee	46,189
Distribution fees payable	55
Other affiliated payables	9,269
Other payables and accrued expenses	144,483
Collateral on securities loaned, at value	1,019,498
Total liabilities		1,655,664

Net Assets		$ 67,205,599
Net Assets consist of:
Paid in capital		$ 67,286,772
Undistributed net investment income		527,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,472,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,863,361
Net Assets		$ 67,205,599

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,993,824 ÷ 1,022,290 shares)	$ 7.82

Service Class: Net Asset Value, offering price and redemption price per share ($87,669 ÷ 11,186 shares)	$ 7.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($187,611 ÷ 23,901 shares)	$ 7.85

Initial Class R: Net Asset Value, offering price and redemption price per share ($23,382,879 ÷ 2,989,973 shares)	$ 7.82

Service Class 2R: Net Asset Value, offering price and redemption price per share ($87,515 ÷ 11,149 shares)	$ 7.85

Investor Class R: Net Asset Value, offering price and redemption price per share ($35,466,101 ÷ 4,543,913 shares)	$ 7.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,035,044
Income from Fidelity Central Funds		5,071
		1,040,115
Less foreign taxes withheld		(104,683)
Total income		935,432

Expenses
Management fee	$ 305,647
Transfer agent fees	45,774
Distribution fees	327
Accounting and security lending fees	19,726
Custodian fees and expenses	122,066
Independent trustees' compensation	205
Audit	34,423
Legal	112
Miscellaneous	3,088
Total expenses before reductions	531,368
Expense reductions	(123,522)	407,846
Net investment income (loss)		527,586
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(930,468)
Foreign currency transactions	(78,201)
Total net realized gain (loss)		(1,008,669)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $45,451)	(5,863,970)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(5,864,012)
Net gain (loss)		(6,872,681)
Net increase (decrease) in net assets resulting from operations		$ (6,345,095)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 527,586	$ 170,709
Net realized gain (loss)	(1,008,669)	(1,776,237)
Change in net unrealized appreciation (depreciation)	(5,864,012)	16,723,804
Net increase (decrease) in net assets resulting from operations	(6,345,095)	15,118,276
Distributions to shareholders from net investment income	-	(171,137)
Distributions to shareholders from net realized gain	(27,356)	(219,436)
Total distributions	(27,356)	(390,573)
Share transactions - net increase (decrease)	1,576,247	48,999,079
Redemption fees	15,319	22,594
Total increase (decrease) in net assets	(4,780,885)	63,749,376

Net Assets
Beginning of period	71,986,484	8,237,108
End of period (including undistributed net investment income of $527,586 and $0, respectively)	$ 67,205,599	$ 71,986,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.13
Net realized and unrealized gain (loss)	(.75)	3.64	(5.19)
Total from investment operations	(.69)	3.68	(5.06)
Distributions from net investment income	-	(.02)	(.08)
Distributions from net realized gain	- J	(.03)	-
Total distributions	-	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.82	$ 8.51	$ 4.88
Total Return B, C, D	(8.07)%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	2.85%	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	1.03% A	1.02%	1.02% A
Net investment income (loss)	1.44% A	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,994	$ 250	$ 516
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.03	.12
Net realized and unrealized gain (loss)	(.76)	3.65	(5.19)
Total from investment operations	(.70)	3.68	(5.07)
Distributions from net investment income	-	- J	(.07)
Distributions from net realized gain	- J	(.02)	-
Total distributions	-	(.02)	(.07)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.84	$ 8.54	$ 4.88
Total Return B, C, D	(8.16)%	75.49%	(50.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	3.02%	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.13% A	1.12%	1.12% A
Net investment income (loss)	1.34% A	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 118	$ 396
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02	.11
Net realized and unrealized gain (loss)	(.76)	3.66	(5.19)
Total from investment operations	(.71)	3.68	(5.08)
Distributions from net investment income	-	-	(.06)
Distributions from net realized gain	- J	-	-
Total distributions	-	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.85	$ 8.56	$ 4.88
Total Return B, C, D	(8.26)%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.28% A	1.27%	1.27% A
Net investment income (loss)	1.19% A	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 117	$ 395
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.11
Net realized and unrealized gain (loss)	(.75)	3.63	(5.16)
Total from investment operations	(.69)	3.67	(5.05)
Distributions from net investment income	-	(.02)	(.08)
Distributions from net realized gain	- J	(.03)	-
Total distributions	-	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 7.82	$ 8.51	$ 4.88
Total Return B, C, D	(8.07)%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	1.03% A	1.02%	1.02% A
Net investment income (loss)	1.44% A	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,383	$ 31,314	$ 3,158
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02	.11
Net realized and unrealized gain (loss)	(.76)	3.66	(5.19)
Total from investment operations	(.71)	3.68	(5.08)
Distributions from net investment income	-	-	(.06)
Distributions from net realized gain	- J	-	-
Total distributions	-	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.02
Net asset value, end of period	$ 7.85	$ 8.56	$ 4.88
Total Return B, C, D	(8.26)%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.27%	1.27% A
Net investment income (loss)	1.19% A	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 117	$ 395
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.10
Net realized and unrealized gain (loss)	(.75)	3.63	(5.16)
Total from investment operations	(.69)	3.67	(5.06)
Distributions from net investment income	-	(.02)	(.08)
Distributions from net realized gain	- J	(.03)	-
Total distributions	-	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 7.81	$ 8.50	$ 4.87
Total Return B, C, D	(8.08)%	75.56%	(50.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18% A
Expenses net of all reductions	1.11% A	1.10%	1.10% A
Net investment income (loss)	1.36% A	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,466	$ 40,070	$ 3,377
Portfolio turnover rate G	114% A	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,166,837
Gross unrealized depreciation	(4,110,836)
Net unrealized appreciation (depreciation)	$ 5,056,001

Tax cost	$ 62,939,633

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares, and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,860,139 and $41,262,676, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 53
Service Class 2	143
Service Class 2R	131
$ 327

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,415
Service Class	67
Service Class 2	71
Initial Class R	11,278
Service Class 2R	67
Investor Class R	32,876
$ 45,774

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $139 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,692.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 4,575
Service Class	1.20%	164
Service Class 2	1.35%	185
Initial Class R	1.10%	38,912
Service Class 2R	1.35%	164
Investor Class R	1.18%	54,102
		$ 98,102

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,420 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 596
Service Class	-	41
Initial Class R	-	75,536
Investor Class R	-	94,964
Total	$ -	$ 171,137

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Initial Class	$ 84	$ 762
Service Class	39	275
Service Class 2	39	-
Initial Class R	11,798	96,805
Service Class 2R	39	-
Investor Class R	15,357	121,594
Total	$ 27,356	$ 219,436

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,016,886	16,945	$ 8,152,523	$ 120,071
Reinvestment of distributions	11	165	84	1,358
Shares redeemed	(24,017)	(93,578)	(197,910)	(691,714)
Net increase (decrease)	992,880	(76,468)	$ 7,954,697	$ (570,285)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	38	39	316
Shares redeemed	(2,591)	(67,365)	(21,350)	(502,507)
Net increase (decrease)	(2,586)	(67,327)	$ (21,311)	$ (502,191)
Service Class 2
Shares sold	13,653	-	$ 109,500	$ -
Reinvestment of distributions	5	-	39	-
Shares redeemed	(3,485)	(67,175)	(28,692)	(501,199)
Net increase (decrease)	10,173	(67,175)	$ 80,847	$ (501,199)
Initial Class R
Shares sold	700,749	3,509,051	$ 6,032,230	$ 24,423,527
Reinvestment of distributions	1,526	20,952	11,798	172,342
Shares redeemed	(1,390,771)	(499,141)	(11,376,249)	(3,003,566)
Net increase (decrease)	(688,496)	3,030,862	$ (5,332,221)	$ 21,592,303
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	-	39	-
Shares redeemed	(2,584)	(67,175)	(21,324)	(501,199)
Net increase (decrease)	(2,579)	(67,175)	$ (21,285)	$ (501,199)
Investor Class R
Shares sold	1,577,260	4,321,090	$ 13,218,906	$ 31,280,354
Reinvestment of distributions	1,989	26,389	15,357	216,557
Shares redeemed	(1,749,578)	(326,280)	(14,318,743)	(2,015,261)
Net increase (decrease)	(170,329)	4,021,199	$ (1,084,480)	$ 29,481,650

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEMR-SANN-0810
1.872305.102

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.70%
Actual		$ 1,000.00	$ 848.90	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class 2.95%
Actual		$ 1,000.00	$ 848.10	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.79%
Actual		$ 1,000.00	$ 848.10	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	15.9	0.0
Chevron Corp.	6.2	0.2
Schlumberger Ltd.	6.0	6.7
Marathon Oil Corp.	4.9	3.1
Southwestern Energy Co.	4.3	6.0
Baker Hughes, Inc.	4.0	0.2
Occidental Petroleum Corp.	3.7	5.9
Noble Corp.	2.7	3.2
National Oilwell Varco, Inc.	2.3	3.2
Smith International, Inc.	2.2	1.4
	52.2
Top Industries (% of fund's net assets)
As of June 30, 2010
Oil, Gas & Consumable Fuels	63.9%
Energy Equipment & Services	32.1%
Electrical Equipment	1.5%
Construction & Engineering	1.3%
Gas Utilities	0.8%
All Others*	0.4%

As of December 31, 2009
Oil, Gas & Consumable Fuels	59.1%
Energy Equipment & Services	36.0%
Electrical Equipment	2.9%
Construction & Engineering	0.7%
Gas Utilities	0.6%
All Others*	0.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	11,100	$ 208,680
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	36,000	1,311,840
KBR, Inc.	114,141	2,321,628
		3,633,468
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
centrotherm photovoltaics AG (a)	14,099	475,359
First Solar, Inc. (a)(c)	17,857	2,032,662
JA Solar Holdings Co. Ltd. ADR (a)	117,207	545,013
SunPower Corp. Class B (a)	104,800	1,131,840
		4,184,874
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	11,378	703,388
ENERGY EQUIPMENT & SERVICES - 32.1%
Oil & Gas Drilling - 10.1%
Atwood Oceanics, Inc. (a)	34,618	883,451
Diamond Offshore Drilling, Inc.	12,300	764,937
Ensco International Ltd. ADR	97,666	3,836,320
Helmerich & Payne, Inc.	93,351	3,409,179
Hercules Offshore, Inc. (a)	91,780	223,025
Nabors Industries Ltd. (a)	279,894	4,931,732
Noble Corp.	250,920	7,755,937
Northern Offshore Ltd. (a)	262,928	488,663
Pride International, Inc. (a)	20,100	449,034
Transocean Ltd. (a)	125,495	5,814,183
		28,556,461
Oil & Gas Equipment & Services - 22.0%
Baker Hughes, Inc.	269,930	11,220,990
Basic Energy Services, Inc. (a)	11,260	86,702
Cameron International Corp. (a)	58,800	1,912,176
Complete Production Services, Inc. (a)	29,600	423,280
Core Laboratories NV	12,000	1,771,320
Dresser-Rand Group, Inc. (a)	20,400	643,620
Global Industries Ltd. (a)	81,876	367,623
Halliburton Co.	229,894	5,643,898
Helix Energy Solutions Group, Inc. (a)	38,900	418,953
Key Energy Services, Inc. (a)	39,500	362,610
National Oilwell Varco, Inc.	196,878	6,510,755
Oceaneering International, Inc. (a)	59,634	2,677,567
Oil States International, Inc. (a)	14,100	558,078
Schlumberger Ltd.	306,942	16,986,170
Smith International, Inc.	162,057	6,101,446
Superior Energy Services, Inc. (a)	62,754	1,171,617
Superior Well Services, Inc. (a)	4,800	80,256

	Shares	Value
Tidewater, Inc.	7,400	$ 286,528
TSC Offshore Group Ltd. (a)	746,000	121,753
Weatherford International Ltd. (a)	342,443	4,499,701
Willbros Group, Inc. (a)	102,333	757,264
		62,602,307
TOTAL ENERGY EQUIPMENT & SERVICES		91,158,768
GAS UTILITIES - 0.8%
Gas Utilities - 0.8%
Questar Corp.	40,700	1,851,443
Zhongyu Gas Holdings Ltd. (a)	3,884,000	334,856
		2,186,299
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.)	23,000	680,137
OIL, GAS & CONSUMABLE FUELS - 63.9%
Coal & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	169,183	5,730,228
Arch Coal, Inc.	83,499	1,654,115
Centennial Coal Co. Ltd.	126,843	468,324
Cloud Peak Energy, Inc.	50,000	663,000
CONSOL Energy, Inc.	96,487	3,257,401
International Coal Group, Inc. (a)	47,700	183,645
Massey Energy Co.	167,352	4,577,077
PT Bumi Resources Tbk	1,598,000	326,429
SouthGobi Energy Resources Ltd. (a)(d)	2,100	24,658
		16,884,877
Integrated Oil & Gas - 32.3%
Chevron Corp.	261,400	17,738,604
Exxon Mobil Corp.	791,553	45,173,934
Marathon Oil Corp.	448,889	13,955,959
Occidental Petroleum Corp.	135,343	10,441,712
Suncor Energy, Inc.	95,800	2,819,420
Total SA sponsored ADR	35,900	1,602,576
		91,732,205
Oil & Gas Exploration & Production - 19.2%
Anadarko Petroleum Corp.	133,351	4,812,638
Apache Corp.	67,079	5,647,381
Cabot Oil & Gas Corp.	159,618	4,999,236
Canadian Natural Resources Ltd. (c)	67,800	2,250,128
Devon Energy Corp.	15,900	968,628
EXCO Resources, Inc.	172,094	2,514,293
Newfield Exploration Co. (a)	89,724	4,383,915
Niko Resources Ltd.	8,500	790,555
OPTI Canada, Inc. (a)	76,800	129,136
Painted Pony Petroleum Ltd. Class A (a)	67,000	393,359
Petrobank Energy & Resources Ltd. (a)	12,500	439,740
Petrohawk Energy Corp. (a)	294,424	4,996,375
Pioneer Natural Resources Co.	28,800	1,712,160
Southwestern Energy Co. (a)	314,212	12,141,152
Talisman Energy, Inc.	86,800	1,312,742
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	53,500	$ 2,367,375
Whiting Petroleum Corp. (a)	59,283	4,648,973
		54,507,786
Oil & Gas Refining & Marketing - 6.4%
CVR Energy, Inc. (a)	20,900	157,168
Frontier Oil Corp.	243,781	3,278,854
Holly Corp.	117,300	3,117,834
Petroplus Holdings AG	34,970	514,135
Sunoco, Inc.	111,000	3,859,470
Tesoro Corp.	86,100	1,004,787
Valero Energy Corp.	266,357	4,789,099
Western Refining, Inc. (a)(c)	96,994	487,880
World Fuel Services Corp.	32,700	848,238
		18,057,465
TOTAL OIL, GAS & CONSUMABLE FUELS		181,182,333
TOTAL COMMON STOCKS (Cost $322,287,480)		283,937,947
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	142,650
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	231,769	$ 231,769
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	4,615,494	4,615,494
TOTAL MONEY MARKET FUNDS (Cost $4,847,263)		4,847,263
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $327,314,743)	288,927,860
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(5,209,630)
NET ASSETS - 100%	$ 283,718,230
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,658 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,013
Fidelity Securities Lending Cash Central Fund	43,842
Total	$ 45,855
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 283,937,947	$ 281,208,428	$ 2,729,519	$ -
Convertible Bonds	142,650	-	142,650	-
Money Market Funds	4,847,263	4,847,263	-	-
Total Investments in Securities:	$ 288,927,860	$ 286,055,691	$ 2,872,169	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Switzerland	6.5%
Netherlands Antilles	6.0%
Canada	3.9%
United Kingdom	1.4%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $53,390,490 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $6,746,004 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,419,488) - See accompanying schedule: Unaffiliated issuers (cost $322,467,480)	$ 284,080,597
Fidelity Central Funds (cost $4,847,263)	4,847,263
Total Investments (cost $327,314,743)		$ 288,927,860
Foreign currency held at value (cost $80)		80
Receivable for investments sold		7,327,292
Receivable for fund shares sold		14,736
Dividends receivable		178,763
Interest receivable		1,775
Distributions receivable from Fidelity Central Funds		4,076
Other receivables		6,431
Total assets		296,461,013

Liabilities
Payable for investments purchased	$ 7,384,795
Payable for fund shares redeemed	506,658
Accrued management fee	141,880
Distribution fees payable	21,855
Other affiliated payables	31,925
Other payables and accrued expenses	40,176
Collateral on securities loaned, at value	4,615,494
Total liabilities		12,742,783

Net Assets		$ 283,718,230
Net Assets consist of:
Paid in capital		$ 378,139,315
Undistributed net investment income		289,804
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,320,651)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,390,238)
Net Assets		$ 283,718,230

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($114,472,845 ÷ 7,990,705 shares)	$ 14.33

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,115,884 ÷ 6,892,109 shares)	$ 14.24

Investor Class: Net Asset Value, offering price and redemption price per share ($71,129,501 ÷ 4,976,510 shares)	$ 14.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,646,357
Interest		4,244
Income from Fidelity Central Funds		45,855
Total income		1,696,456

Expenses
Management fee	$ 984,381
Transfer agent fees	159,480
Distribution fees	150,844
Accounting and security lending fees	69,251
Custodian fees and expenses	15,815
Independent trustees' compensation	991
Audit	19,321
Legal	549
Miscellaneous	15,765
Total expenses before reductions	1,416,397
Expense reductions	(9,745)	1,406,652
Net investment income (loss)		289,804
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,837,865
Foreign currency transactions	(20,509)
Total net realized gain (loss)		10,817,356
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,376,776)
Assets and liabilities in foreign currencies	(2,228)
Total change in net unrealized appreciation (depreciation)		(63,379,004)
Net gain (loss)		(52,561,648)
Net increase (decrease) in net assets resulting from operations		$ (52,271,844)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 289,804	$ 1,147,835
Net realized gain (loss)	10,817,356	(28,944,722)
Change in net unrealized appreciation (depreciation)	(63,379,004)	147,681,057
Net increase (decrease) in net assets resulting from operations	(52,271,844)	119,884,170
Distributions to shareholders from net investment income	-	(1,156,325)
Share transactions - net increase (decrease)	(31,749,646)	(14,569,173)
Redemption fees	121,865	154,874
Total increase (decrease) in net assets	(83,899,625)	104,313,546

Net Assets
Beginning of period	367,617,855	263,304,309
End of period (including undistributed net investment income of $289,804 and undistributed net investment income of $0, respectively)	$ 283,718,230	$ 367,617,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.88	$ 11.46	$ 26.55	$ 19.04	$ 18.92	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.02	.07	.03	.07	.09	.10
Net realized and unrealized gain (loss)	(2.58)	5.41	(14.31)	8.62	3.09	6.20
Total from investment operations	(2.56)	5.48	(14.28)	8.69	3.18	6.30
Distributions from net investment income	-	(.07)	(.03)	(.06)	(.16)	(.08)
Distributions from net realized gain	-	-	(.80)	(1.13)	(2.91)	(.94)
Total distributions	-	(.07)	(.83)	(1.19)	(3.07)	(1.02)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.02
Net asset value, end of period	$ 14.33	$ 16.88	$ 11.46	$ 26.55	$ 19.04	$ 18.92
Total Return B, C, D	(15.11)%	47.90%	(54.26)%	45.97%	16.91%	46.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.71%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.70% A	.71%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.69% A	.70%	.69%	.70%	.70%	.66%
Net investment income (loss)	.27% A	.47%	.13%	.31%	.43%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,473	$ 152,028	$ 117,940	$ 355,854	$ 280,537	$ 334,368
Portfolio turnover rate G	109% A	113%	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 11.40	$ 26.44	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	- J	.03	(.03)	.02	.04	.04
Net realized and unrealized gain (loss)	(2.56)	5.38	(14.23)	8.58	3.07	4.04
Total from investment operations	(2.56)	5.41	(14.26)	8.60	3.11	4.08
Distributions from net investment income	-	(.03)	-	(.02)	(.13)	(.07)
Distributions from net realized gain	-	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.03)	(.80)	(1.15)	(3.04)	(.99)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.01
Net asset value, end of period	$ 14.24	$ 16.79	$ 11.40	$ 26.44	$ 18.98	$ 18.90
Total Return B, C, D	(15.19)%	47.57%	(54.40)%	45.64%	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.96%	.95%	.95%	.96%	.97%A
Expenses net of fee waivers, if any	.95% A	.96%	.95%	.95%	.96%	.97%A
Expenses net of all reductions	.94% A	.95%	.94%	.94%	.95%	.91%A
Net investment income (loss)	.02% A	.22%	(.12)%	.07%	.18%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,116	$ 125,669	$ 90,109	$ 193,887	$ 70,305	$ 20,211
Portfolio turnover rate G	109% A	113%	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 11.44	$ 26.49	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.02	.05	.01	.05	.06	.03
Net realized and unrealized gain (loss)	(2.59)	5.41	(14.28)	8.61	3.08	3.11
Total from investment operations	(2.57)	5.46	(14.27)	8.66	3.14	3.14
Distributions from net investment income	-	(.06)	- J	(.05)	(.15)	(.08)
Distributions from net realized gain	-	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.06)	(.80)	(1.18)	(3.06)	(1.00)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.01
Net asset value, end of period	$ 14.29	$ 16.85	$ 11.44	$ 26.49	$ 19.00	$ 18.91
Total Return B, C, D	(15.19)%	47.79%	(54.32)%	45.88%	16.69%	18.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.81%	.79%	.81%	.84%	.91%A
Expenses net of fee waivers, if any	.79% A	.81%	.79%	.81%	.84%	.91%A
Expenses net of all reductions	.78% A	.80%	.78%	.81%	.82%	.85%A
Net investment income (loss)	.18% A	.37%	.04%	.20%	.31%	.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,130	$ 89,921	$ 55,256	$ 131,198	$ 51,436	$ 16,402
Portfolio turnover rate G	109% A	113%	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,616,824
Gross unrealized depreciation	(71,183,599)
Net unrealized appreciation (depreciation)	$ (43,566,775)

Tax cost	$ 332,494,635

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,627,898 and $215,824,796, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $150,844, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 50,477
Service Class 2	40,873
Investor Class	68,130
$ 159,480

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,633 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $43,842.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,745 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 612,974
Service Class 2	-	245,394
Investor Class	-	297,957
Total	$ -	$ 1,156,325

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	633,738	1,204,844	$ 10,710,175	$ 16,607,740
Reinvestment of distributions	-	36,815	-	612,974
Shares redeemed	(1,650,786)	(2,529,302)	(27,359,951)	(35,099,465)
Net increase (decrease)	(1,017,048)	(1,287,643)	$ (16,649,776)	$ (17,878,751)
Service Class 2
Shares sold	468,392	1,896,791	$ 7,896,546	$ 25,683,905
Reinvestment of distributions	-	14,810	-	245,394
Shares redeemed	(1,059,907)	(2,330,582)	(17,350,538)	(30,821,580)
Net increase (decrease)	(591,515)	(418,981)	$ (9,453,992)	$ (4,892,281)
Investor Class
Shares sold	406,724	1,690,015	$ 6,899,733	$ 23,990,831
Reinvestment of distributions	-	17,928	-	297,957
Shares redeemed	(767,962)	(1,201,221)	(12,545,611)	(16,086,929)
Net increase (decrease)	(361,238)	506,722	$ (5,645,878)	$ 8,201,859

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 65% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 35% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0810
1.817382.105

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.70%
Actual		$ 1,000.00	$ 848.90	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class 2.95%
Actual		$ 1,000.00	$ 848.10	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.79%
Actual		$ 1,000.00	$ 848.10	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	15.9	0.0
Chevron Corp.	6.2	0.2
Schlumberger Ltd.	6.0	6.7
Marathon Oil Corp.	4.9	3.1
Southwestern Energy Co.	4.3	6.0
Baker Hughes, Inc.	4.0	0.2
Occidental Petroleum Corp.	3.7	5.9
Noble Corp.	2.7	3.2
National Oilwell Varco, Inc.	2.3	3.2
Smith International, Inc.	2.2	1.4
	52.2
Top Industries (% of fund's net assets)
As of June 30, 2010
Oil, Gas & Consumable Fuels	63.9%
Energy Equipment & Services	32.1%
Electrical Equipment	1.5%
Construction & Engineering	1.3%
Gas Utilities	0.8%
All Others*	0.4%

As of December 31, 2009
Oil, Gas & Consumable Fuels	59.1%
Energy Equipment & Services	36.0%
Electrical Equipment	2.9%
Construction & Engineering	0.7%
Gas Utilities	0.6%
All Others*	0.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	11,100	$ 208,680
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	36,000	1,311,840
KBR, Inc.	114,141	2,321,628
		3,633,468
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
centrotherm photovoltaics AG (a)	14,099	475,359
First Solar, Inc. (a)(c)	17,857	2,032,662
JA Solar Holdings Co. Ltd. ADR (a)	117,207	545,013
SunPower Corp. Class B (a)	104,800	1,131,840
		4,184,874
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	11,378	703,388
ENERGY EQUIPMENT & SERVICES - 32.1%
Oil & Gas Drilling - 10.1%
Atwood Oceanics, Inc. (a)	34,618	883,451
Diamond Offshore Drilling, Inc.	12,300	764,937
Ensco International Ltd. ADR	97,666	3,836,320
Helmerich & Payne, Inc.	93,351	3,409,179
Hercules Offshore, Inc. (a)	91,780	223,025
Nabors Industries Ltd. (a)	279,894	4,931,732
Noble Corp.	250,920	7,755,937
Northern Offshore Ltd. (a)	262,928	488,663
Pride International, Inc. (a)	20,100	449,034
Transocean Ltd. (a)	125,495	5,814,183
		28,556,461
Oil & Gas Equipment & Services - 22.0%
Baker Hughes, Inc.	269,930	11,220,990
Basic Energy Services, Inc. (a)	11,260	86,702
Cameron International Corp. (a)	58,800	1,912,176
Complete Production Services, Inc. (a)	29,600	423,280
Core Laboratories NV	12,000	1,771,320
Dresser-Rand Group, Inc. (a)	20,400	643,620
Global Industries Ltd. (a)	81,876	367,623
Halliburton Co.	229,894	5,643,898
Helix Energy Solutions Group, Inc. (a)	38,900	418,953
Key Energy Services, Inc. (a)	39,500	362,610
National Oilwell Varco, Inc.	196,878	6,510,755
Oceaneering International, Inc. (a)	59,634	2,677,567
Oil States International, Inc. (a)	14,100	558,078
Schlumberger Ltd.	306,942	16,986,170
Smith International, Inc.	162,057	6,101,446
Superior Energy Services, Inc. (a)	62,754	1,171,617
Superior Well Services, Inc. (a)	4,800	80,256

	Shares	Value
Tidewater, Inc.	7,400	$ 286,528
TSC Offshore Group Ltd. (a)	746,000	121,753
Weatherford International Ltd. (a)	342,443	4,499,701
Willbros Group, Inc. (a)	102,333	757,264
		62,602,307
TOTAL ENERGY EQUIPMENT & SERVICES		91,158,768
GAS UTILITIES - 0.8%
Gas Utilities - 0.8%
Questar Corp.	40,700	1,851,443
Zhongyu Gas Holdings Ltd. (a)	3,884,000	334,856
		2,186,299
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.)	23,000	680,137
OIL, GAS & CONSUMABLE FUELS - 63.9%
Coal & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	169,183	5,730,228
Arch Coal, Inc.	83,499	1,654,115
Centennial Coal Co. Ltd.	126,843	468,324
Cloud Peak Energy, Inc.	50,000	663,000
CONSOL Energy, Inc.	96,487	3,257,401
International Coal Group, Inc. (a)	47,700	183,645
Massey Energy Co.	167,352	4,577,077
PT Bumi Resources Tbk	1,598,000	326,429
SouthGobi Energy Resources Ltd. (a)(d)	2,100	24,658
		16,884,877
Integrated Oil & Gas - 32.3%
Chevron Corp.	261,400	17,738,604
Exxon Mobil Corp.	791,553	45,173,934
Marathon Oil Corp.	448,889	13,955,959
Occidental Petroleum Corp.	135,343	10,441,712
Suncor Energy, Inc.	95,800	2,819,420
Total SA sponsored ADR	35,900	1,602,576
		91,732,205
Oil & Gas Exploration & Production - 19.2%
Anadarko Petroleum Corp.	133,351	4,812,638
Apache Corp.	67,079	5,647,381
Cabot Oil & Gas Corp.	159,618	4,999,236
Canadian Natural Resources Ltd. (c)	67,800	2,250,128
Devon Energy Corp.	15,900	968,628
EXCO Resources, Inc.	172,094	2,514,293
Newfield Exploration Co. (a)	89,724	4,383,915
Niko Resources Ltd.	8,500	790,555
OPTI Canada, Inc. (a)	76,800	129,136
Painted Pony Petroleum Ltd. Class A (a)	67,000	393,359
Petrobank Energy & Resources Ltd. (a)	12,500	439,740
Petrohawk Energy Corp. (a)	294,424	4,996,375
Pioneer Natural Resources Co.	28,800	1,712,160
Southwestern Energy Co. (a)	314,212	12,141,152
Talisman Energy, Inc.	86,800	1,312,742
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	53,500	$ 2,367,375
Whiting Petroleum Corp. (a)	59,283	4,648,973
		54,507,786
Oil & Gas Refining & Marketing - 6.4%
CVR Energy, Inc. (a)	20,900	157,168
Frontier Oil Corp.	243,781	3,278,854
Holly Corp.	117,300	3,117,834
Petroplus Holdings AG	34,970	514,135
Sunoco, Inc.	111,000	3,859,470
Tesoro Corp.	86,100	1,004,787
Valero Energy Corp.	266,357	4,789,099
Western Refining, Inc. (a)(c)	96,994	487,880
World Fuel Services Corp.	32,700	848,238
		18,057,465
TOTAL OIL, GAS & CONSUMABLE FUELS		181,182,333
TOTAL COMMON STOCKS (Cost $322,287,480)		283,937,947
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	142,650
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	231,769	$ 231,769
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	4,615,494	4,615,494
TOTAL MONEY MARKET FUNDS (Cost $4,847,263)		4,847,263
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $327,314,743)	288,927,860
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(5,209,630)
NET ASSETS - 100%	$ 283,718,230
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,658 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,013
Fidelity Securities Lending Cash Central Fund	43,842
Total	$ 45,855
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 283,937,947	$ 281,208,428	$ 2,729,519	$ -
Convertible Bonds	142,650	-	142,650	-
Money Market Funds	4,847,263	4,847,263	-	-
Total Investments in Securities:	$ 288,927,860	$ 286,055,691	$ 2,872,169	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Switzerland	6.5%
Netherlands Antilles	6.0%
Canada	3.9%
United Kingdom	1.4%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $53,390,490 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $6,746,004 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,419,488) - See accompanying schedule: Unaffiliated issuers (cost $322,467,480)	$ 284,080,597
Fidelity Central Funds (cost $4,847,263)	4,847,263
Total Investments (cost $327,314,743)		$ 288,927,860
Foreign currency held at value (cost $80)		80
Receivable for investments sold		7,327,292
Receivable for fund shares sold		14,736
Dividends receivable		178,763
Interest receivable		1,775
Distributions receivable from Fidelity Central Funds		4,076
Other receivables		6,431
Total assets		296,461,013

Liabilities
Payable for investments purchased	$ 7,384,795
Payable for fund shares redeemed	506,658
Accrued management fee	141,880
Distribution fees payable	21,855
Other affiliated payables	31,925
Other payables and accrued expenses	40,176
Collateral on securities loaned, at value	4,615,494
Total liabilities		12,742,783

Net Assets		$ 283,718,230
Net Assets consist of:
Paid in capital		$ 378,139,315
Undistributed net investment income		289,804
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,320,651)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,390,238)
Net Assets		$ 283,718,230

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($114,472,845 ÷ 7,990,705 shares)	$ 14.33

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,115,884 ÷ 6,892,109 shares)	$ 14.24

Investor Class: Net Asset Value, offering price and redemption price per share ($71,129,501 ÷ 4,976,510 shares)	$ 14.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,646,357
Interest		4,244
Income from Fidelity Central Funds		45,855
Total income		1,696,456

Expenses
Management fee	$ 984,381
Transfer agent fees	159,480
Distribution fees	150,844
Accounting and security lending fees	69,251
Custodian fees and expenses	15,815
Independent trustees' compensation	991
Audit	19,321
Legal	549
Miscellaneous	15,765
Total expenses before reductions	1,416,397
Expense reductions	(9,745)	1,406,652
Net investment income (loss)		289,804
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,837,865
Foreign currency transactions	(20,509)
Total net realized gain (loss)		10,817,356
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,376,776)
Assets and liabilities in foreign currencies	(2,228)
Total change in net unrealized appreciation (depreciation)		(63,379,004)
Net gain (loss)		(52,561,648)
Net increase (decrease) in net assets resulting from operations		$ (52,271,844)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 289,804	$ 1,147,835
Net realized gain (loss)	10,817,356	(28,944,722)
Change in net unrealized appreciation (depreciation)	(63,379,004)	147,681,057
Net increase (decrease) in net assets resulting from operations	(52,271,844)	119,884,170
Distributions to shareholders from net investment income	-	(1,156,325)
Share transactions - net increase (decrease)	(31,749,646)	(14,569,173)
Redemption fees	121,865	154,874
Total increase (decrease) in net assets	(83,899,625)	104,313,546

Net Assets
Beginning of period	367,617,855	263,304,309
End of period (including undistributed net investment income of $289,804 and undistributed net investment income of $0, respectively)	$ 283,718,230	$ 367,617,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.88	$ 11.46	$ 26.55	$ 19.04	$ 18.92	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.02	.07	.03	.07	.09	.10
Net realized and unrealized gain (loss)	(2.58)	5.41	(14.31)	8.62	3.09	6.20
Total from investment operations	(2.56)	5.48	(14.28)	8.69	3.18	6.30
Distributions from net investment income	-	(.07)	(.03)	(.06)	(.16)	(.08)
Distributions from net realized gain	-	-	(.80)	(1.13)	(2.91)	(.94)
Total distributions	-	(.07)	(.83)	(1.19)	(3.07)	(1.02)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.02
Net asset value, end of period	$ 14.33	$ 16.88	$ 11.46	$ 26.55	$ 19.04	$ 18.92
Total Return B, C, D	(15.11)%	47.90%	(54.26)%	45.97%	16.91%	46.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.71%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.70% A	.71%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.69% A	.70%	.69%	.70%	.70%	.66%
Net investment income (loss)	.27% A	.47%	.13%	.31%	.43%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,473	$ 152,028	$ 117,940	$ 355,854	$ 280,537	$ 334,368
Portfolio turnover rate G	109% A	113%	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 11.40	$ 26.44	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	- J	.03	(.03)	.02	.04	.04
Net realized and unrealized gain (loss)	(2.56)	5.38	(14.23)	8.58	3.07	4.04
Total from investment operations	(2.56)	5.41	(14.26)	8.60	3.11	4.08
Distributions from net investment income	-	(.03)	-	(.02)	(.13)	(.07)
Distributions from net realized gain	-	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.03)	(.80)	(1.15)	(3.04)	(.99)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.01
Net asset value, end of period	$ 14.24	$ 16.79	$ 11.40	$ 26.44	$ 18.98	$ 18.90
Total Return B, C, D	(15.19)%	47.57%	(54.40)%	45.64%	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.96%	.95%	.95%	.96%	.97%A
Expenses net of fee waivers, if any	.95% A	.96%	.95%	.95%	.96%	.97%A
Expenses net of all reductions	.94% A	.95%	.94%	.94%	.95%	.91%A
Net investment income (loss)	.02% A	.22%	(.12)%	.07%	.18%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,116	$ 125,669	$ 90,109	$ 193,887	$ 70,305	$ 20,211
Portfolio turnover rate G	109% A	113%	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 11.44	$ 26.49	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.02	.05	.01	.05	.06	.03
Net realized and unrealized gain (loss)	(2.59)	5.41	(14.28)	8.61	3.08	3.11
Total from investment operations	(2.57)	5.46	(14.27)	8.66	3.14	3.14
Distributions from net investment income	-	(.06)	- J	(.05)	(.15)	(.08)
Distributions from net realized gain	-	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.06)	(.80)	(1.18)	(3.06)	(1.00)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.01
Net asset value, end of period	$ 14.29	$ 16.85	$ 11.44	$ 26.49	$ 19.00	$ 18.91
Total Return B, C, D	(15.19)%	47.79%	(54.32)%	45.88%	16.69%	18.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.81%	.79%	.81%	.84%	.91%A
Expenses net of fee waivers, if any	.79% A	.81%	.79%	.81%	.84%	.91%A
Expenses net of all reductions	.78% A	.80%	.78%	.81%	.82%	.85%A
Net investment income (loss)	.18% A	.37%	.04%	.20%	.31%	.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,130	$ 89,921	$ 55,256	$ 131,198	$ 51,436	$ 16,402
Portfolio turnover rate G	109% A	113%	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,616,824
Gross unrealized depreciation	(71,183,599)
Net unrealized appreciation (depreciation)	$ (43,566,775)

Tax cost	$ 332,494,635

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,627,898 and $215,824,796, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $150,844, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 50,477
Service Class 2	40,873
Investor Class	68,130
$ 159,480

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,633 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $43,842.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,745 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 612,974
Service Class 2	-	245,394
Investor Class	-	297,957
Total	$ -	$ 1,156,325

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	633,738	1,204,844	$ 10,710,175	$ 16,607,740
Reinvestment of distributions	-	36,815	-	612,974
Shares redeemed	(1,650,786)	(2,529,302)	(27,359,951)	(35,099,465)
Net increase (decrease)	(1,017,048)	(1,287,643)	$ (16,649,776)	$ (17,878,751)
Service Class 2
Shares sold	468,392	1,896,791	$ 7,896,546	$ 25,683,905
Reinvestment of distributions	-	14,810	-	245,394
Shares redeemed	(1,059,907)	(2,330,582)	(17,350,538)	(30,821,580)
Net increase (decrease)	(591,515)	(418,981)	$ (9,453,992)	$ (4,892,281)
Investor Class
Shares sold	406,724	1,690,015	$ 6,899,733	$ 23,990,831
Reinvestment of distributions	-	17,928	-	297,957
Shares redeemed	(767,962)	(1,201,221)	(12,545,611)	(16,086,929)
Net increase (decrease)	(361,238)	506,722	$ (5,645,878)	$ 8,201,859

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 65% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 35% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNR2-SANN-0810
1.833454.104

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.91%
Actual		$ 1,000.00	$ 935.10	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class	.99%
Actual		$ 1,000.00	$ 934.90	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.5	5.2
Visa, Inc. Class A	4.9	0.5
Zions Bancorporation	4.8	0.0
Bank of America Corp.	4.7	4.3
JPMorgan Chase & Co.	4.7	4.1
Regions Financial Corp.	4.6	0.3
SunTrust Banks, Inc.	4.6	0.0
Synovus Financial Corp.	4.4	0.0
Moody's Corp.	4.4	3.4
Morgan Stanley	4.3	5.1
	46.9
Top Industries (% of fund's net assets)
As of June 30, 2010
Commercial Banks	36.1%
Capital Markets	21.2%
Diversified Financial Services	19.8%
IT Services	11.9%
Insurance	4.9%
All Others*	6.1%

As of December 31, 2009
Capital Markets	34.7%
Commercial Banks	20.9%
Diversified Financial Services	17.9%
Insurance	8.2%
IT Services	6.4%
All Others*	11.9%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value
CAPITAL MARKETS - 21.2%
Asset Management & Custody Banks - 6.4%
AllianceBernstein Holding LP	15,400	$ 397,936
Bank of New York Mellon Corp.	1,945	48,022
EFG International	47,211	563,530
Franklin Resources, Inc.	3,774	325,281
Janus Capital Group, Inc.	10,100	89,688
Legg Mason, Inc.	12,862	360,522
Northern Trust Corp.	8,800	410,960
State Street Corp.	4,870	164,703
T. Rowe Price Group, Inc.	2,400	106,536
U.S. Global Investments, Inc. Class A	8,700	48,285
		2,515,463
Diversified Capital Markets - 0.0%
Deutsche Bank AG (NY Shares)	400	22,464
Investment Banking & Brokerage - 14.8%
Charles Schwab Corp.	301	4,268
Evercore Partners, Inc. Class A	18,046	421,374
GFI Group, Inc.	125,439	699,950
Gleacher & Co., Inc. (a)	110,601	282,033
Goldman Sachs Group, Inc.	7,597	997,258
Jefferies Group, Inc. (c)	39,895	840,987
MF Global Holdings Ltd. (a)	86,847	495,896
Morgan Stanley	72,850	1,690,849
TD Ameritrade Holding Corp. (a)	26,400	403,920
		5,836,535
TOTAL CAPITAL MARKETS		8,374,462
COMMERCIAL BANKS - 36.1%
Diversified Banks - 4.5%
Banco Macro SA sponsored ADR	3,700	108,965
Barclays PLC Sponsored ADR	200	3,178
BBVA Banco Frances SA sponsored ADR	20,468	129,358
China Citic Bank Corp. Ltd. Class H	1,607,000	1,016,294
China Merchants Bank Co. Ltd. (H Shares)	36,575	87,501
Comerica, Inc.	3,433	126,437
Industrial & Commercial Bank of China Ltd. (H Shares)	299,000	217,337
National Bank of Greece SA sponsored ADR	15,000	32,550
U.S. Bancorp, Delaware	1,116	24,943
Wells Fargo & Co.	612	15,667
		1,762,230
Regional Banks - 31.6%
1st Pacific Bancorp (a)	11,537	138
Atlantic Southern Financial Group, Inc. (a)(c)	4,495	6,383
Bancorp New Jersey, Inc.	715	8,787
BancTrust Financial Group, Inc. (c)	7,100	26,270
Bar Harbor Bankshares	300	7,491
BB&T Corp.	13,400	352,554

	Shares	Value
Boston Private Financial Holdings, Inc.	8,600	$ 55,298
Bridge Capital Holdings (a)	1,100	10,010
Cathay General Bancorp	4,100	42,353
Chicopee Bancorp, Inc. (a)	600	7,026
Citizens Banking Corp., Michigan (a)	314,784	267,566
City National Corp.	14,299	732,538
CoBiz, Inc.	69,120	455,501
Evans Bancorp, Inc.	652	8,248
Fifth Third Bancorp	31,238	383,915
First Interstate Bancsystem, Inc.	11,600	182,468
Glacier Bancorp, Inc.	35,460	520,198
Huntington Bancshares, Inc.	23,500	130,190
KeyCorp	7,100	54,599
Landmark Bancorp, Inc.	300	4,959
MidWestOne Financial Group, Inc.	862	13,344
Monroe Bancorp	1,300	7,540
Nara Bancorp, Inc. (a)	10,016	84,435
Oriental Financial Group, Inc.	15,200	192,432
PNC Financial Services Group, Inc.	397	22,431
Preferred Bank, Los Angeles California (a)(c)	4,300	8,987
Regions Financial Corp.	273,849	1,801,926
Salisbury Bancorp, Inc.	350	8,323
Savannah Bancorp, Inc.	8,462	82,589
Southwest Bancorp, Inc., Oklahoma	1,800	23,922
Sterling Bancshares, Inc.	18,600	87,606
Sun Bancorp, Inc., New Jersey (a)(c)	5,400	20,304
SunTrust Banks, Inc.	77,144	1,797,455
SVB Financial Group (a)	10,488	432,420
Synovus Financial Corp. (c)	681,413	1,730,789
Tamalpais Bancorp (a)	5,400	57
Umpqua Holdings Corp.	28,767	330,245
United Security Bancshares, California	1,717	6,250
Valley National Bancorp	6,250	85,125
W Holding Co., Inc. (a)	1,900	475
Washington Trust Bancorp, Inc.	700	11,928
West Bancorp., Inc. (a)(c)	1,595	10,862
Wintrust Financial Corp.	16,904	563,579
Zions Bancorporation (c)	87,141	1,879,631
		12,459,147
TOTAL COMMERCIAL BANKS		14,221,377
CONSUMER FINANCE - 2.2%
Consumer Finance - 2.2%
Discover Financial Services	13,700	191,526
SLM Corp. (a)	65,498	680,524
		872,050
DIVERSIFIED FINANCIAL SERVICES - 19.8%
Other Diversified Financial Services - 14.9%
Bank of America Corp.	128,909	1,852,422
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Other Diversified Financial Services - continued
Citigroup, Inc. (a)	582,855	$ 2,191,534
JPMorgan Chase & Co.	50,178	1,837,017
		5,880,973
Specialized Finance - 4.9%
BM&F BOVESPA SA	3,000	19,438
CME Group, Inc.	506	142,464
JSE Ltd.	5,300	45,362
Moody's Corp. (c)	86,171	1,716,526
		1,923,790
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,804,763
HOTELS, RESTAURANTS & LEISURE - 0.3%
Casinos & Gaming - 0.3%
Wynn Macau Ltd.	70,400	114,807
INSURANCE - 4.9%
Insurance Brokers - 0.0%
Aon Corp.	500	18,560
Life & Health Insurance - 0.3%
Primerica, Inc. (a)	200	4,288
Symetra Financial Corp.	7,900	94,800
		99,088
Multi-Line Insurance - 3.0%
Genworth Financial, Inc. Class A (a)	66,595	870,397
Hartford Financial Services Group, Inc.	14,360	317,787
		1,188,184
Property & Casualty Insurance - 1.6%
ACE Ltd.	5,000	257,400
CNA Financial Corp. (a)	12,104	309,378
United Fire & Casualty Co.	2,500	49,550
		616,328
Reinsurance - 0.0%
Everest Re Group Ltd.	118	8,345
TOTAL INSURANCE		1,930,505
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
China Finance Online Co. Ltd. ADR (a)	52,047	369,534
IT SERVICES - 11.9%
Data Processing & Outsourced Services - 11.9%
CoreLogic, Inc. (a)	37,668	665,217
Euronet Worldwide, Inc. (a)	20,382	260,686
MasterCard, Inc. Class A	7,477	1,491,886
MoneyGram International, Inc. (a)	147,568	361,542
Visa, Inc. Class A	27,231	1,926,593
		4,705,924

	Shares	Value
MEDIA - 2.2%
Advertising - 0.1%
SearchMedia Holdings Ltd. (a)	10,100	$ 31,108
Publishing - 2.1%
McGraw-Hill Companies, Inc.	29,677	835,111
TOTAL MEDIA		866,219
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Development - 0.3%
Central China Real Estate Ltd.	524,000	117,976
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	38,175
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc. (a)(c)	4,457	62,933
Cheviot Financial Corp. (c)	5,670	47,515
First Financial Northwest, Inc.	1,200	4,752
Mayflower Bancorp, Inc.	987	7,304
Ocean Shore Holding Co.	5,600	58,128
Osage Bancshares, Inc.	2,201	15,957
Washington Federal, Inc.	6,414	103,779
Washington Mutual, Inc. (a)	16,757	2,765
		303,133
TOTAL COMMON STOCKS (Cost $43,294,537)		39,718,925
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.20% (d)	1,000	1,000
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	3,413,300	3,413,300
TOTAL MONEY MARKET FUNDS (Cost $3,414,300)		3,414,300
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $46,708,837)		43,133,225
NET OTHER ASSETS (LIABILITIES) - (9.4)%		(3,710,528)
NET ASSETS - 100%		$ 39,422,697
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,238
Fidelity Securities Lending Cash Central Fund	13,452
Total	$ 14,690
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 39,718,925	$ 37,585,523	$ 2,117,445	$ 15,957
Money Market Funds	3,414,300	3,414,300	-	-
Total Investments in Securities:	$ 43,133,225	$ 40,999,823	$ 2,117,445	$ 15,957
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,268)
Cost of Purchases	20,225
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,957
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (4,268)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $13,962,996 of which $5,800,488 and $8,162,508 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,224,710) - See accompanying schedule: Unaffiliated issuers (cost $43,294,537)	$ 39,718,925
Fidelity Central Funds (cost $3,414,300)	3,414,300
Total Investments (cost $46,708,837)		$ 43,133,225
Receivable for investments sold		70,798
Dividends receivable		49,049
Distributions receivable from Fidelity Central Funds		1,121
Other receivables		4,443
Total assets		43,258,636

Liabilities
Payable to custodian bank	$ 198,265
Payable for investments purchased	101,468
Payable for fund shares redeemed	63,380
Accrued management fee	21,237
Other affiliated payables	5,465
Other payables and accrued expenses	32,824
Collateral on securities loaned, at value	3,413,300
Total liabilities		3,835,939

Net Assets		$ 39,422,697
Net Assets consist of:
Paid in capital		$ 57,359,874
Undistributed net investment income		50,510
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,412,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,575,044)
Net Assets		$ 39,422,697

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($20,011,036 ÷ 3,271,623 shares)	$ 6.12

Investor Class: Net Asset Value, offering price and redemption price per share ($19,411,661 ÷ 3,184,229 shares)	$ 6.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 257,013
Interest		63
Income from Fidelity Central Funds		14,690
Total income		271,766

Expenses
Management fee	$ 127,013
Transfer agent fees	27,605
Accounting and security lending fees	9,206
Custodian fees and expenses	26,948
Independent trustees' compensation	121
Audit	22,455
Legal	66
Interest	306
Miscellaneous	1,949
Total expenses before reductions	215,669
Expense reductions	(10,904)	204,765
Net investment income (loss)		67,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	853,426
Foreign currency transactions	4,122
Total net realized gain (loss)		857,548
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,202,412)
Assets and liabilities in foreign currencies	568
Total change in net unrealized appreciation (depreciation)		(6,201,844)
Net gain (loss)		(5,344,296)
Net increase (decrease) in net assets resulting from operations		$ (5,277,295)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,001	$ 388,983
Net realized gain (loss)	857,548	(1,578,861)
Change in net unrealized appreciation (depreciation)	(6,201,844)	12,561,654
Net increase (decrease) in net assets resulting from operations	(5,277,295)	11,371,776
Distributions to shareholders from net investment income	(27,987)	(480,612)
Share transactions - net increase (decrease)	7,800,425	(3,476,603)
Redemption fees	18,345	47,529
Total increase (decrease) in net assets	2,513,488	7,462,090

Net Assets
Beginning of period	36,909,209	29,447,119
End of period (including undistributed net investment income of $50,510 and undistributed net investment income of $11,496, respectively)	$ 39,422,697	$ 36,909,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 6.55	$ 5.22	$ 11.57	$ 14.60	$ 12.98	$ 12.19
Income from Investment Operations
Net investment income (loss) E	.01	.06	.21	.20	.18	.16
Net realized and unrealized gain (loss)	(.43)	1.35	(5.68)	(2.02)	1.86	.77
Total from investment operations	(.42)	1.41	(5.47)	(1.82)	2.04	.93
Distributions from net investment income	(.01)	(.09)	(.15)	(.36)	(.16)	(.14)
Distributions from net realized gain	-	-	(.74)	(.86)	(.27)	-
Total distributions	(.01)	(.09)	(.89)	(1.22)	(.43)	(.14)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.01	- I
Net asset value, end of period	$ 6.12	$ 6.55	$ 5.22	$ 11.57	$ 14.60	$ 12.98
Total Return B,C,D	(6.49)%	27.30%	(50.08)%	(13.43)%	16.29%	7.71%
Ratios to Average Net Assets F,H
Expenses before reductions	.91% A	.91%	.84%	.87%	.86%	.86%
Expenses net of fee waivers, if any	.91% A	.91%	.84%	.87%	.86%	.86%
Expenses net of all reductions	.86% A	.87%	.84%	.87%	.85%	.85%
Net investment income (loss)	.33% A	1.09%	2.64%	1.48%	1.36%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,011	$ 20,155	$ 17,436	$ 23,631	$ 44,781	$ 32,776
Portfolio turnover rate G	325% A	336%	100%	48%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 5.20	$ 11.54	$ 14.57	$ 12.98	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.01	.06	.20	.18	.16	.05
Net realized and unrealized gain (loss)	(.43)	1.34	(5.67)	(2.02)	1.86	.86
Total from investment operations	(.42)	1.40	(5.47)	(1.84)	2.02	.91
Distributions from net investment income	(.01)	(.08)	(.14)	(.34)	(.17)	-
Distributions from net realized gain	-	-	(.74)	(.86)	(.27)	-
Total distributions	(.01)	(.08)	(.88)	(1.20)	(.44)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	- J
Net asset value, end of period	$ 6.10	$ 6.53	$ 5.20	$ 11.54	$ 14.57	$ 12.98
Total Return B,C,D	(6.51)%	27.30%	(50.18)%	(13.60)%	16.12%	7.54%
Ratios to Average Net Assets F,I
Expenses before reductions	.99% A	1.01%	.94%	.99%	1.00%	1.18% A
Expenses net of fee waivers, if any	.99% A	1.01%	.94%	.99%	1.00%	1.18% A
Expenses net of all reductions	.95% A	.97%	.94%	.99%	.99%	1.16% A
Net investment income (loss)	.25% A	.99%	2.54%	1.36%	1.22%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,412	$ 16,754	$ 12,012	$ 10,530	$ 13,030	$ 2,133
Portfolio turnover rate G	325% A	336%	100%	48%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,262,836
Gross unrealized depreciation	(6,451,961)
Net unrealized appreciation (depreciation)	$ (4,189,125)
Tax cost	$ 47,322,350

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,602,849 and $70,270,227, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 10,276
Investor Class	17,329
$ 27,605

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,594 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $13,452.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,352,000. The weighted average interest rate was .69%. The interest expense amounted to $306 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,904 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 14,823	$ 274,450
Investor Class	13,164	206,162
Total	$ 27,987	$ 480,612

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,839,215	2,435,099	$ 13,754,206	$ 12,296,639
Reinvestment of distributions	2,323	46,301	14,823	274,450
Shares redeemed	(1,645,269)	(2,748,859)	(10,848,553)	(15,895,754)
Net increase (decrease)	196,269	(267,459)	$ 2,920,476	$ (3,324,665)
Investor Class
Shares sold	1,186,765	2,429,823	$ 8,667,710	$ 12,249,127
Reinvestment of distributions	2,070	34,612	13,164	206,162
Shares redeemed	(568,384)	(2,209,743)	(3,800,925)	(12,607,227)
Net increase (decrease)	620,451	254,692	$ 4,879,949	$ (151,938)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management and Research (Hong Kong) Limited

Fidelity Management and Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0810
1.817370.105

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.85%
Actual		$ 1,000.00	$ 929.90	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 928.70	$ 4.54
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 928.10	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 929.50	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.5	0.9
Apple, Inc.	5.6	4.7
Cisco Systems, Inc.	2.4	2.1
Hewlett-Packard Co.	2.0	1.5
eBay, Inc.	1.7	0.8
Cerner Corp.	1.7	1.5
Amazon.com, Inc.	1.6	2.1
Schlumberger Ltd.	1.6	1.0
Tempur-Pedic International, Inc.	1.5	1.9
Google, Inc. Class A	1.4	4.4
	26.0
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.8	34.7
Consumer Discretionary	13.7	10.7
Industrials	12.8	9.6
Energy	10.9	4.1
Health Care	9.3	14.0
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 99.7%		Stocks 96.3%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	9.4%	** Foreign investments	10.1%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.5%
Johnson Controls, Inc.	3,000	$ 80,610
Automobiles - 0.3%
Ford Motor Co. (a)	5,200	52,416
Hotels, Restaurants & Leisure - 2.6%
Benihana, Inc. Class A (sub. vtg.) (a)	1,600	9,472
Domino's Pizza, Inc. (a)	2,800	31,640
McDonald's Corp.	2,600	171,262
O'Charleys, Inc. (a)	2,000	10,600
Starbucks Corp.	4,000	97,200
Wyndham Worldwide Corp.	3,900	78,546
		398,720
Household Durables - 2.1%
iRobot Corp. (a)	1,600	30,064
La-Z-Boy, Inc. (a)	5,900	43,837
Sealy Corp., Inc. (a)	7,800	20,826
Tempur-Pedic International, Inc. (a)	7,600	233,700
		328,427
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	2,340	255,668
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	2,800	115,080
Media - 2.1%
DIRECTV (a)	5,000	169,600
The Walt Disney Co.	2,500	78,750
Virgin Media, Inc.	4,700	78,443
		326,793
Specialty Retail - 2.1%
Best Buy Co., Inc.	3,500	118,510
Home Depot, Inc.	1,400	39,298
Sally Beauty Holdings, Inc. (a)	21,000	172,200
		330,008
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	600	85,722
Phillips-Van Heusen Corp.	1,600	74,032
Polo Ralph Lauren Corp. Class A	1,200	87,552
		247,306
TOTAL CONSUMER DISCRETIONARY		2,135,028
CONSUMER STAPLES - 8.1%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	1,544	74,234
Dr Pepper Snapple Group, Inc.	1,100	41,129
The Coca-Cola Co.	3,350	167,902
		283,265
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,500	82,245

	Shares	Value
Kroger Co.	1,700	$ 33,473
Wal-Mart Stores, Inc.	2,300	110,561
Walgreen Co.	3,000	80,100
Whole Foods Market, Inc. (a)	1,400	50,428
		356,807
Food Products - 1.5%
Danone	1,360	72,907
Mead Johnson Nutrition Co. Class A	900	45,108
Nestle SA sponsored ADR	900	43,416
The J.M. Smucker Co.	800	48,176
Tingyi Cayman Islands Holding Corp.	8,000	19,615
		229,222
Household Products - 0.5%
Procter & Gamble Co.	1,200	71,976
Personal Products - 2.0%
BaWang International (Group) Holding Ltd.	27,000	19,155
Estee Lauder Companies, Inc. Class A	1,100	61,303
Hengan International Group Co. Ltd.	3,500	28,342
Herbalife Ltd.	4,500	207,225
		316,025
TOTAL CONSUMER STAPLES		1,257,295
ENERGY - 10.9%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	1,400	58,198
Complete Production Services, Inc. (a)	3,700	52,910
Halliburton Co.	4,200	103,110
Newpark Resources, Inc. (a)	3,800	22,990
Schlumberger Ltd.	4,390	242,943
		480,151
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	1,000	19,810
Atlas Pipeline Partners, LP (a)	2,100	20,286
Chesapeake Energy Corp.	1,700	35,615
Chevron Corp.	900	61,074
Exxon Mobil Corp.	17,790	1,015,273
Massey Energy Co.	1,400	38,290
Range Resources Corp.	900	36,135
		1,226,483
TOTAL ENERGY		1,706,634
FINANCIALS - 5.4%
Capital Markets - 0.8%
Bank of New York Mellon Corp.	2,000	49,380
Morgan Stanley	3,200	74,272
		123,652
Commercial Banks - 1.3%
PNC Financial Services Group, Inc.	1,600	90,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	10,200	$ 67,116
Wells Fargo & Co.	1,500	38,400
		195,916
Consumer Finance - 1.1%
American Express Co.	3,400	134,980
SLM Corp. (a)	3,500	36,365
		171,345
Diversified Financial Services - 1.7%
Bank of America Corp.	2,900	41,673
Citigroup, Inc. (a)	22,700	85,352
CME Group, Inc.	200	56,310
JPMorgan Chase & Co.	2,200	80,542
		263,877
Real Estate Management & Development - 0.5%
Henderson Land Development Co. Ltd.	2,000	11,715
Jones Lang LaSalle, Inc.	1,100	72,204
		83,919
TOTAL FINANCIALS		838,709
HEALTH CARE - 9.3%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,400	71,666
AMAG Pharmaceuticals, Inc. (a)	1,000	34,350
Amicus Therapeutics, Inc. (a)	2,900	6,496
Amylin Pharmaceuticals, Inc. (a)	200	3,760
ARIAD Pharmaceuticals, Inc. (a)	10,700	30,174
BioMarin Pharmaceutical, Inc. (a)	2,700	51,192
Dendreon Corp. (a)	450	14,549
Nanosphere, Inc. (a)	2,100	9,156
United Therapeutics Corp. (a)	1,200	58,572
		279,915
Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corp. (a)	200	11,204
Inverness Medical Innovations, Inc. (a)	3,225	85,979
Mako Surgical Corp. (a)	900	11,205
Micrus Endovascular Corp. (a)	2,200	45,738
NuVasive, Inc. (a)	900	31,914
Orthovita, Inc. (a)	4,900	9,947
RTI Biologics, Inc. (a)	6,400	18,752
		214,739
Health Care Providers & Services - 2.1%
Accretive Health, Inc.	200	2,646
BioScrip, Inc. (a)	6,300	33,012
Express Scripts, Inc. (a)	2,800	131,656
Health Net, Inc. (a)	1,600	38,992
Medco Health Solutions, Inc. (a)	2,100	115,668
Team Health Holdings, Inc.	700	9,044
		331,018

	Shares	Value
Health Care Technology - 1.7%
Cerner Corp. (a)	3,400	$ 258,026
Life Sciences Tools & Services - 0.6%
Life Technologies Corp. (a)	1,200	56,700
QIAGEN NV (a)	1,800	34,596
		91,296
Pharmaceuticals - 1.7%
Allergan, Inc.	1,600	93,216
Ardea Biosciences, Inc. (a)	300	6,168
Cadence Pharmaceuticals, Inc. (a)(c)	5,200	36,452
Cardiome Pharma Corp. (a)	4,600	37,939
MAP Pharmaceuticals, Inc. (a)	33	433
Teva Pharmaceutical Industries Ltd. sponsored ADR	800	41,592
Valeant Pharmaceuticals International (a)	700	36,603
ViroPharma, Inc. (a)	2,000	22,420
		274,823
TOTAL HEALTH CARE		1,449,817
INDUSTRIALS - 12.8%
Aerospace & Defense - 4.5%
Alliant Techsystems, Inc. (a)	1,200	74,472
DigitalGlobe, Inc. (a)	2,200	57,860
Precision Castparts Corp.	1,100	113,212
Raytheon Co.	1,700	82,263
The Boeing Co.	2,400	150,600
United Technologies Corp.	3,300	214,203
		692,610
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,200	66,792
Airlines - 1.0%
AMR Corp. (a)	4,500	30,510
Delta Air Lines, Inc. (a)	4,200	49,350
Southwest Airlines Co.	7,300	81,103
		160,963
Building Products - 0.2%
Masco Corp.	2,400	25,824
Commercial Services & Supplies - 0.3%
Interface, Inc. Class A	1,400	15,036
Steelcase, Inc. Class A	2,400	18,600
Viad Corp.	800	14,120
		47,756
Construction & Engineering - 1.9%
Fluor Corp.	4,400	187,000
Foster Wheeler AG (a)	500	10,530
Jacobs Engineering Group, Inc. (a)	2,000	72,880
KBR, Inc.	1,600	32,544
		302,954
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(c)	3,200	85,408
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
General Electric Co.	13,100	$ 188,902
Machinery - 1.4%
Duoyuan Global Water, Inc. ADR (c)	2,600	45,760
Harsco Corp.	1,700	39,950
Ingersoll-Rand Co. Ltd.	3,000	103,470
Weg SA	2,700	25,015
		214,195
Road & Rail - 0.6%
Union Pacific Corp.	1,400	97,314
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	3,200	107,744
TOTAL INDUSTRIALS		1,990,462
INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	17,400	370,794
Juniper Networks, Inc. (a)	9,900	225,918
QUALCOMM, Inc.	2,900	95,236
Research In Motion Ltd. (a)	2,400	118,224
		810,172
Computers & Peripherals - 7.9%
Apple, Inc. (a)	3,480	875,324
Hewlett-Packard Co.	7,000	302,960
Teradata Corp. (a)	1,600	48,768
		1,227,052
Electronic Equipment & Components - 2.0%
Agilent Technologies, Inc. (a)	2,400	68,232
FLIR Systems, Inc. (a)	1,400	40,726
Ingram Micro, Inc. Class A (a)	10,600	161,014
Vishay Intertechnology, Inc. (a)	5,000	38,700
		308,672
Internet Software & Services - 4.0%
Baidu.com, Inc. sponsored ADR (a)	1,200	81,696
eBay, Inc. (a)	13,300	260,813
Google, Inc. Class A (a)	510	226,925
NetEase.com, Inc. sponsored ADR (a)	1,500	47,565
Rackspace Hosting, Inc. (a)	800	14,672
		631,671
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	3,660	183,220
Hewitt Associates, Inc. Class A (a)	2,500	86,150
International Business Machines Corp.	1,300	160,524
MasterCard, Inc. Class A	500	99,765
Visa, Inc. Class A	2,000	141,500
		671,159

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	7,900	$ 153,655
Marvell Technology Group Ltd. (a)	1,500	23,640
NVIDIA Corp. (a)	6,100	62,281
Power Integrations, Inc.	1,300	41,854
Skyworks Solutions, Inc. (a)	6,600	110,814
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,318	42,144
Teradyne, Inc. (a)	7,500	73,125
		507,513
Software - 6.1%
BMC Software, Inc. (a)	2,600	90,038
Check Point Software Technologies Ltd. (a)	1,400	41,272
Citrix Systems, Inc. (a)	1,500	63,345
Informatica Corp. (a)	3,400	81,192
MICROS Systems, Inc. (a)	2,700	86,049
Microsoft Corp.	7,600	174,876
Nuance Communications, Inc. (a)	7,900	118,105
Radiant Systems, Inc. (a)	5,400	78,084
Red Hat, Inc. (a)	2,200	63,668
Salesforce.com, Inc. (a)	500	42,910
Symantec Corp. (a)	4,800	66,624
VMware, Inc. Class A (a)	800	50,072
		956,235
TOTAL INFORMATION TECHNOLOGY		5,112,474
MATERIALS - 5.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	1,300	84,253
Cabot Corp.	1,800	43,398
CF Industries Holdings, Inc.	1,500	95,175
Dow Chemical Co.	3,200	75,904
The Mosaic Co.	1,300	50,674
		349,404
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	500	42,405
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	3,000	79,350
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	1,400	60,452
Freeport-McMoRan Copper & Gold, Inc.	700	41,391
Newmont Mining Corp.	2,300	142,002
		243,845
Paper & Forest Products - 0.4%
International Paper Co.	2,800	63,364
TOTAL MATERIALS		778,368
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	1,900	$ 84,550
Sprint Nextel Corp. (a)	38,100	161,544
		246,094
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,700	15,708
TOTAL COMMON STOCKS (Cost $15,750,622)		15,530,589
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.20% (d)	258	258
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	140,025	140,025
TOTAL MONEY MARKET FUNDS (Cost $140,283)		140,283
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $15,890,905)		15,670,872
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(90,342)
NET ASSETS - 100%		$ 15,580,530
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 240
Fidelity Securities Lending Cash Central Fund	783
Total	$ 1,023
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,135,028	$ 2,135,028	$ -	$ -
Consumer Staples	1,257,295	1,043,042	214,253	-
Energy	1,706,634	1,706,634	-	-
Financials	838,709	826,994	11,715	-
Health Care	1,449,817	1,449,817	-	-
Industrials	1,990,462	1,990,462	-	-
Information Technology	5,112,474	5,112,474	-	-
Materials	778,368	778,368	-	-
Telecommunication Services	246,094	246,094	-	-
Utilities	15,708	15,708	-	-
Money Market Funds	140,283	140,283	-	-
Total Investments in Securities:	$ 15,670,872	$ 15,444,904	$ 225,968	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $4,641,736 of which $2,310,685 and $2,331,051 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $135,389) - See accompanying schedule: Unaffiliated issuers (cost $15,750,622)	$ 15,530,589
Fidelity Central Funds (cost $140,283)	140,283
Total Investments (cost $15,890,905)		$ 15,670,872
Cash		210
Receivable for investments sold		250,835
Receivable for fund shares sold		21,321
Dividends receivable		8,579
Distributions receivable from Fidelity Central Funds		248
Receivable from investment adviser for expense reductions		3,428
Other receivables		440
Total assets		15,955,933

Liabilities
Payable for investments purchased	$ 198,211
Payable for fund shares redeemed	131
Accrued management fee	7,820
Distribution fees payable	304
Other affiliated payables	2,115
Other payables and accrued expenses	26,797
Collateral on securities loaned, at value	140,025
Total liabilities		375,403

Net Assets		$ 15,580,530
Net Assets consist of:
Paid in capital		$ 19,799,731
Accumulated net investment loss		(4,347)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,994,735)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(220,119)
Net Assets		$ 15,580,530

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,269,838 ÷ 503,049 shares)	$ 10.48

Service Class: Net Asset Value, offering price and redemption price per share ($593,346 ÷ 56,924 shares)	$ 10.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,105,638 ÷ 107,035 shares)	$ 10.33

Investor Class: Net Asset Value, offering price and redemption price per share ($8,611,708 ÷ 826,799 shares)	$ 10.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 73,387
Interest		4
Income from Fidelity Central Funds		1,023
Total income		74,414

Expenses
Management fee	$ 47,934
Transfer agent fees	13,257
Distribution fees	2,234
Accounting and security lending fees	3,350
Custodian fees and expenses	8,465
Independent trustees' compensation	45
Audit	23,221
Legal	24
Miscellaneous	722
Total expenses before reductions	99,252
Expense reductions	(20,491)	78,761
Net investment income (loss)		(4,347)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	851,932
Foreign currency transactions	(966)
Total net realized gain (loss)		850,966
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,969,391)
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		(1,969,416)
Net gain (loss)		(1,118,450)
Net increase (decrease) in net assets resulting from operations		$ (1,122,797)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,347)	$ 37,560
Net realized gain (loss)	850,966	(949,008)
Change in net unrealized appreciation (depreciation)	(1,969,416)	5,507,138
Net increase (decrease) in net assets resulting from operations	(1,122,797)	4,595,690
Distributions to shareholders from net investment income	-	(44,030)
Share transactions - net increase (decrease)	1,778,512	385,195
Total increase (decrease) in net assets	655,715	4,936,855

Net Assets
Beginning of period	14,924,815	9,987,960
End of period (including accumulated net investment loss of $4,347 and undistributed net investment income of $0, respectively)	$ 15,580,530	$ 14,924,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 7.81	$ 14.15	$ 12.07	$ 11.94	$ 11.14
Income from Investment Operations
Net investment income (loss) E	- J	.04	.02	- J	- J	.01
Net realized and unrealized gain (loss)	(.79)	3.46	(6.34)	2.74	.13	.83
Total from investment operations	(.79)	3.50	(6.32)	2.74	.13	.84
Distributions from net investment income	-	(.04)	(.02)	-	- J	(.01)
Distributions from net realized gain	-	-	-	(.66)	-	(.04)
Total distributions	-	(.04)	(.02)	(.66)	- J	(.04) K
Net asset value, end of period	$ 10.48	$ 11.27	$ 7.81	$ 14.15	$ 12.07	$ 11.94
Total Return B,C,D	(7.01)%	44.86%	(44.67)%	22.67%	1.12%	7.57%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.35%	1.16%	1.10%	.98%	1.01%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.86%	.85%
Expenses net of all reductions	.85% A	.84%	.85%	.84%	.86%	.81%
Net investment income (loss)	.02% A	.39%	.19%	-% H	.03%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,270	$ 5,374	$ 3,368	$ 13,752	$ 7,414	$ 22,750
Portfolio turnover rate G	119% A	173%	137%	167%	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 7.78	$ 14.08	$ 12.02	$ 11.90	$ 11.12
Income from Investment Operations
Net investment income (loss) E	- J	.03	.01	(.01)	(.01)	- J
Net realized and unrealized gain (loss)	(.80)	3.44	(6.30)	2.73	.13	.82
Total from investment operations	(.80)	3.47	(6.29)	2.72	.12	.82
Distributions from net investment income	-	(.03)	(.01)	-	-	(.01)
Distributions from net realized gain	-	-	-	(.66)	-	(.04)
Total distributions	-	(.03)	(.01)	(.66)	-	(.04) K
Net asset value, end of period	$ 10.42	$ 11.22	$ 7.78	$ 14.08	$ 12.02	$ 11.90
Total Return B,C,D	(7.13)%	44.61%	(44.71)%	22.60%	1.01%	7.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.16% A	1.42%	1.22%	1.17%	1.16%	1.36%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.96%	.97%
Expenses net of all reductions	.95% A	.94%	.95%	.95%	.95%	.92%
Net investment income (loss)	(.08)% A	.30%	.09%	(.10)%	(.07)%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 593	$ 823	$ 1,021	$ 2,545	$ 2,077	$ 2,056
Portfolio turnover rate G	119% A	173%	137%	167%	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 7.71	$ 13.96	$ 11.95	$ 11.84	$ 11.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	(.01)	(.03)	(.03)	(.02)
Net realized and unrealized gain (loss)	(.79)	3.42	(6.24)	2.70	.14	.82
Total from investment operations	(.80)	3.43	(6.25)	2.67	.11	.80
Distributions from net investment income	-	(.01)	-	-	-	(.01)
Distributions from net realized gain	-	-	-	(.66)	-	(.04)
Total distributions	-	(.01)	-	(.66)	-	(.04) I
Net asset value, end of period	$ 10.33	$ 11.13	$ 7.71	$ 13.96	$ 11.95	$ 11.84
Total Return B,C,D	(7.19)%	44.42%	(44.77)%	22.31%	.93%	7.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.42% A	1.67%	1.42%	1.38%	1.35%	1.51%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.11%	1.12%
Expenses net of all reductions	1.10% A	1.09%	1.10%	1.09%	1.10%	1.07%
Net investment income (loss)	(.23)% A	.15%	(.06)%	(.25)%	(.22)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,106	$ 1,684	$ 2,183	$ 5,116	$ 3,220	$ 2,729
Portfolio turnover rate G	119% A	173%	137%	167%	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Investor Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.78	$ 14.10	$ 12.05	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) E	- J	.03	.01	(.02)	(.01)	- J
Net realized and unrealized gain (loss)	(.79)	3.44	(6.31)	2.73	.12	.30
Total from investment operations	(.79)	3.47	(6.30)	2.71	.11	.30
Distributions from net investment income	-	(.04)	(.02)	-	- J	-
Distributions from net realized gain	-	-	-	(.66)	-	-
Total distributions	-	(.04)	(.02)	(.66)	- J	-
Net asset value, end of period	$ 10.42	$ 11.21	$ 7.78	$ 14.10	$ 12.05	$ 11.94
Total Return B,C,D	(7.05)%	44.64%	(44.69)%	22.45%	.95%	2.58%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.43%	1.25%	1.22%	1.21%	1.16% A
Expenses net of fee waivers, if any	.93% A	.93%	.93%	1.00%	1.01%	1.00% A
Expenses net of all reductions	.93% A	.93%	.93%	.99%	1.01%	.96% A
Net investment income (loss)	(.06)% A	.31%	.11%	(.15)%	(.12)%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,612	$ 7,044	$ 3,416	$ 9,142	$ 3,849	$ 2,209
Portfolio turnover rate G	119% A	173%	137%	167%	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,365,355
Gross unrealized depreciation	(1,701,558)
Net unrealized appreciation (depreciation)	$ (336,203)
Tax cost	$ 16,007,075

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,124,090 and $9,844,834, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 379
Service Class 2	1,855
$ 2,234

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,306
Service Class	296
Service Class 2	1,387
Investor Class	8,268
$ 13,257

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $266 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $783.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 6,907
Service Class	.95%	777
Service Class 2	1.10%	2,351
Investor Class	.93%	10,090
		$ 20,125

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $366 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 17,544
Service Class	-	2,306
Service Class 2	-	753
Investor Class	-	23,427
Total	$ -	$ 44,030

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	154,873	340,858	$ 1,747,965	$ 3,163,323
Reinvestment of distributions	-	1,690	-	17,544
Shares redeemed	(128,648)	(296,785)	(1,464,263)	(2,715,001)
Net increase (decrease)	26,225	45,763	$ 283,702	$ 465,866
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	236	-	2,306
Shares redeemed	(16,399)	(58,153)	(186,576)	(518,410)
Net increase (decrease)	(16,399)	(57,917)	$ (186,576)	$ (516,104)
Service Class 2
Shares sold	4,664	33,227	$ 52,743	$ 276,521
Reinvestment of distributions	-	69	-	753
Shares redeemed	(49,007)	(165,102)	(551,337)	(1,439,354)
Net increase (decrease)	(44,343)	(131,806)	$ (498,594)	$ (1,162,080)
Investor Class
Shares sold	339,867	557,764	$ 3,786,248	$ 5,149,675
Reinvestment of distributions	-	2,257	-	23,427
Shares redeemed	(141,430)	(370,786)	(1,606,268)	(3,575,589)
Net increase (decrease)	198,437	189,235	$ 2,179,980	$ 1,597,513

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGR-SANN-0810
1.787988.107

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.78%
Actual		$ 1,000.00	$ 966.60	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Investor Class	.87%
Actual		$ 1,000.00	$ 966.50	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Medco Health Solutions, Inc.	6.0	4.7
Merck & Co., Inc.	5.1	4.1
Illumina, Inc.	4.5	3.0
Express Scripts, Inc.	4.5	4.4
Pfizer, Inc.	3.6	8.7
Allergan, Inc.	3.3	4.6
Covidien PLC	3.2	5.9
C. R. Bard, Inc.	2.7	2.9
Valeant Pharmaceuticals International	2.5	0.0
Biogen Idec, Inc.	2.3	3.5
	37.7
Top Industries (% of fund's net assets)
As of June 30, 2010
Health Care Providers & Services	22.2%
Pharmaceuticals	21.6%
Biotechnology	18.7%
Health Care Equipment & Supplies	16.6%
Life Sciences Tools & Services	12.0%
All Others*	8.9%

As of December 31, 2009
Pharmaceuticals	26.5%
Health Care Providers & Services	22.0%
Health Care Equipment & Supplies	20.3%
Biotechnology	14.2%
Life Sciences Tools & Services	8.6%
All Others*	8.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 18.7%
Biotechnology - 18.7%
Acorda Therapeutics, Inc. (a)	13,500	$ 419,985
Alexion Pharmaceuticals, Inc. (a)	21,005	1,075,246
Allos Therapeutics, Inc. (a)(c)	23,800	145,894
Alnylam Pharmaceuticals, Inc. (a)(c)	8,200	123,164
Amgen, Inc. (a)	25,040	1,317,104
Anadys Pharmaceuticals, Inc. (a)	31,199	59,902
ARIAD Pharmaceuticals, Inc. (a)(c)	101,253	285,533
Biogen Idec, Inc. (a)	29,400	1,395,030
BioMarin Pharmaceutical, Inc. (a)	49,177	932,396
Celgene Corp. (a)	9,800	498,036
Cephalon, Inc. (a)	7,900	448,325
Dynavax Technologies Corp. (a)	57,304	106,585
Genzyme Corp. (a)	16,365	830,851
Gilead Sciences, Inc. (a)	31,315	1,073,478
Human Genome Sciences, Inc. (a)	10,400	235,664
Incyte Corp. (a)	39,919	441,903
Ironwood Pharmaceuticals, Inc. Class A	8,700	103,704
Keryx Biopharmaceuticals, Inc. (a)	27,360	100,138
Micromet, Inc. (a)(c)	16,800	104,832
Neurocrine Biosciences, Inc. (a)	27,400	153,440
Protalix BioTherapeutics, Inc. (a)(c)	23,800	145,418
Seattle Genetics, Inc. (a)	22,250	266,778
Targacept, Inc. (a)	17,433	336,980
United Therapeutics Corp. (a)	14,852	724,926
ZIOPHARM Oncology, Inc. (a)(c)	27,783	88,350
		11,413,662
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	37,339	174,000
Stewart Enterprises, Inc. Class A	25,532	138,128
		312,128
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	38,410	1,091,996
HEALTH CARE EQUIPMENT & SUPPLIES - 16.6%
Health Care Equipment - 14.8%
American Medical Systems Holdings, Inc. (a)	26,900	595,028
ArthroCare Corp. (a)	12,265	375,922
C. R. Bard, Inc.	21,230	1,645,962
CareFusion Corp. (a)	22,900	519,830
Conceptus, Inc. (a)	11,700	182,286
Covidien PLC	48,789	1,960,342
Edwards Lifesciences Corp. (a)	23,474	1,315,013
Genmark Diagnostics, Inc.	12,047	53,248
HeartWare International, Inc. (a)(c)	3,927	275,165
HeartWare International, Inc. CDI unit (a)	43,857	90,801
Micrus Endovascular Corp. (a)	23,479	488,128

	Shares	Value
NuVasive, Inc. (a)(c)	10,200	$ 361,692
Orthofix International NV (a)	10,466	335,435
Orthovita, Inc. (a)	103,839	210,793
William Demant Holding AS (a)	5,299	387,552
Wright Medical Group, Inc. (a)	11,833	196,546
		8,993,743
Health Care Supplies - 1.8%
AGA Medical Holdings, Inc.	11,700	148,473
Cooper Companies, Inc.	17,379	691,510
RTI Biologics, Inc. (a)	93,093	272,762
		1,112,745
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,106,488
HEALTH CARE PROVIDERS & SERVICES - 22.2%
Health Care Distributors & Services - 3.4%
Henry Schein, Inc. (a)	11,726	643,757
McKesson Corp.	17,179	1,153,742
Sinopharm Group Co. Ltd. (H Shares)	26,000	94,737
United Drug PLC (Ireland)	56,424	157,224
		2,049,460
Health Care Facilities - 1.6%
Emeritus Corp. (a)(c)	13,661	222,811
Hanger Orthopedic Group, Inc. (a)	26,090	468,576
LCA-Vision, Inc. (a)	11,737	65,023
Medcath Corp. (a)	13,700	107,682
Sunrise Senior Living, Inc. (a)	52,595	146,214
		1,010,306
Health Care Services - 12.4%
Express Scripts, Inc. (a)	57,668	2,711,549
Health Grades, Inc. (a)	43,466	260,796
Laboratory Corp. of America Holdings (a)	3,900	293,865
LHC Group, Inc. (a)	13,764	381,951
Medco Health Solutions, Inc. (a)	66,570	3,666,680
Team Health Holdings, Inc.	17,725	229,007
		7,543,848
Managed Health Care - 4.8%
Aetna, Inc.	25,500	672,690
CIGNA Corp.	37,832	1,175,062
Health Net, Inc. (a)	8,001	194,984
UnitedHealth Group, Inc.	15,333	435,457
WellPoint, Inc. (a)	9,681	473,691
		2,951,884
TOTAL HEALTH CARE PROVIDERS & SERVICES		13,555,498
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	43,280	696,808
Cerner Corp. (a)	13,500	1,024,515
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Computer Programs & Systems, Inc.	4,666	$ 190,933
MedAssets, Inc. (a)	11,725	270,613
		2,182,869
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	7,600	352,868
LIFE SCIENCES TOOLS & SERVICES - 12.0%
Life Sciences Tools & Services - 12.0%
Covance, Inc. (a)	25,518	1,309,584
Illumina, Inc. (a)(c)	63,303	2,755,580
Life Technologies Corp. (a)	9,758	461,066
PAREXEL International Corp. (a)	28,483	617,511
PerkinElmer, Inc.	31,546	652,056
QIAGEN NV (a)(c)	58,624	1,126,753
Waters Corp. (a)	6,578	425,597
		7,348,147
PHARMACEUTICALS - 21.6%
Pharmaceuticals - 21.6%
Abbott Laboratories	13,494	631,249
Allergan, Inc.	35,182	2,049,703
Ardea Biosciences, Inc. (a)	21,171	435,276
Cadence Pharmaceuticals, Inc. (a)(c)	22,845	160,143
Cardiome Pharma Corp. (a)	29,300	241,655
Hikma Pharmaceuticals PLC	9,372	99,482
King Pharmaceuticals, Inc. (a)	29,900	226,941
Merck & Co., Inc.	88,616	3,098,902
Optimer Pharmaceuticals, Inc. (a)	13,367	123,912
Perrigo Co.	9,974	589,164
Pfizer, Inc.	156,450	2,230,977

	Shares	Value
Piramal Healthcare Ltd.	15,434	$ 158,674
Pronova BioPharma ASA (a)	16,031	31,587
Shire PLC sponsored ADR	16,600	1,018,908
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,921	567,783
Valeant Pharmaceuticals International (a)	29,400	1,537,326
		13,201,682
TOTAL COMMON STOCKS (Cost $55,399,305)		59,565,338
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.20% (d)	1,118,915	1,118,915
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	1,472,450	1,472,450
TOTAL MONEY MARKET FUNDS (Cost $2,591,365)		2,591,365
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $57,990,670)	62,156,703
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,135,548)
NET ASSETS - 100%	$ 61,021,155
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,019
Fidelity Securities Lending Cash Central Fund	9,927
Total	$ 10,946
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 59,565,338	$ 58,545,281	$ 1,020,057	$ -
Money Market Funds	2,591,365	2,591,365	-	-
Total Investments in Securities:	$ 62,156,703	$ 61,136,646	$ 1,020,057	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $8,943,455, of which $3,482,538 and $5,460,917 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,414,174) - See accompanying schedule: Unaffiliated issuers (cost $55,399,305)	$ 59,565,338
Fidelity Central Funds (cost $2,591,365)	2,591,365
Total Investments (cost $57,990,670)		$ 62,156,703
Receivable for investments sold		1,088,282
Dividends receivable		46,332
Distributions receivable from Fidelity Central Funds		1,620
Other receivables		6,226
Total assets		63,299,163

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	710,472
Payable for fund shares redeemed	29,689
Accrued management fee	29,944
Other affiliated payables	7,558
Other payables and accrued expenses	27,892
Collateral on securities loaned, at value	1,472,450
Total liabilities		2,278,008

Net Assets		$ 61,021,155
Net Assets consist of:
Paid in capital		$ 64,999,163
Undistributed net investment income		29,970
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,173,335)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,165,357
Net Assets		$ 61,021,155

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($34,608,652 ÷ 3,317,655 shares)	$ 10.43

Investor Class: Net Asset Value, offering price and redemption price per share ($26,412,503 ÷ 2,542,218 shares)	$ 10.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 292,237
Interest		2
Income from Fidelity Central Funds		10,946
Total income		303,185

Expenses
Management fee	$ 188,164
Transfer agent fees	37,858
Accounting and security lending fees	13,651
Custodian fees and expenses	11,377
Independent trustees' compensation	182
Audit	20,608
Legal	100
Miscellaneous	2,882
Total expenses before reductions	274,822
Expense reductions	(1,607)	273,215
Net investment income (loss)		29,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,698,161
Foreign currency transactions	698
Total net realized gain (loss)		1,698,859
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,963,820)
Assets and liabilities in foreign currencies	(332)
Total change in net unrealized appreciation (depreciation)		(3,964,152)
Net gain (loss)		(2,265,293)
Net increase (decrease) in net assets resulting from operations		$ (2,235,323)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,970	$ 153,545
Net realized gain (loss)	1,698,859	(1,210,476)
Change in net unrealized appreciation (depreciation)	(3,964,152)	16,940,553
Net increase (decrease) in net assets resulting from operations	(2,235,323)	15,883,622
Distributions to shareholders from net investment income	-	(167,209)
Share transactions - net increase (decrease)	1,010,773	(13,364,216)
Redemption fees	9,930	22,083
Total increase (decrease) in net assets	(1,214,620)	2,374,280

Net Assets
Beginning of period	62,235,775	59,861,495
End of period (including undistributed net investment income of $29,970 and $0, respectively.)	$ 61,021,155	$ 62,235,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.15	$ 13.57	$ 13.17	$ 12.39	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.01	.03	.04	.03	.04	.01
Net realized and unrealized gain (loss)	(.37)	2.64	(4.05)	1.25	.75	1.80
Total from investment operations	(.36)	2.67	(4.01)	1.28	.79	1.81
Distributions from net investment income	-	(.03)	(.04)	(.07)	(.01)	(.03)
Distributions from net realized gain	-	-	(1.37)	(.81)	-	-
Total distributions	-	(.03)	(1.41)	(.88)	(.01)	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.43	$ 10.79	$ 8.15	$ 13.57	$ 13.17	$ 12.39
Total Return B,C,D	(3.34)%	32.80%	(32.31)%	10.21%	6.34%	17.05%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.83%	.84%	.81%	.77%	.75%
Expenses net of fee waivers, if any	.78% A	.83%	.84%	.81%	.77%	.75%
Expenses net of all reductions	.77% A	.82%	.84%	.80%	.76%	.70%
Net investment income (loss)	.13% A	.30%	.36%	.23%	.33%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,609	$ 37,787	$ 37,961	$ 55,676	$ 69,418	$ 118,928
Portfolio turnover rate G	115% A	132%	189%	128%	106%	122%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.13	$ 13.53	$ 13.14	$ 12.37	$ 11.64
Income from Investment Operations
Net investment income (loss) E	- J	.02	.03	.01	.03	(.01)
Net realized and unrealized gain (loss)	(.36)	2.62	(4.03)	1.24	.75	.74
Total from investment operations	(.36)	2.64	(4.00)	1.25	.78	.73
Distributions from net investment income	-	(.02)	(.03)	(.05)	(.01)	-
Distributions from net realized gain	-	-	(1.37)	(.81)	-	-
Total distributions	-	(.02)	(1.40)	(.86)	(.01)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.75	$ 8.13	$ 13.53	$ 13.14	$ 12.37
Total Return B,C,D	(3.35)%	32.53%	(32.31)%	10.01%	6.30%	6.27%
Ratios to Average Net Assets F,I
Expenses before reductions	.87% A	.94%	.94%	.93%	.90%	.93% A
Expenses net of fee waivers, if any	.87% A	.94%	.94%	.93%	.90%	.93% A
Expenses net of all reductions	.86% A	.93%	.93%	.92%	.89%	.89% A
Net investment income (loss)	.04% A	.20%	.26%	.11%	.20%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,413	$ 24,448	$ 21,901	$ 26,948	$ 16,229	$ 7,360
Portfolio turnover rate G	115% A	132%	189%	128%	106%	122%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,242,339
Gross unrealized depreciation	(4,830,663)
Net unrealized appreciation (depreciation)	$ 3,411,676

Tax cost	$ 58,745,027

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,163,066 and $37,580,116, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 14,798
Investor Class	23,060
$ 37,858

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $371 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $128 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,927.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,607 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 113,510
Investor Class	-	53,699
Total	$ -	$ 167,209

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	304,028	415,891	$ 3,397,317	$ 3,763,009
Reinvestment of distributions	-	10,708	-	113,510
Shares redeemed	(489,057)	(1,578,813)	(5,431,151)	(13,902,294)
Net increase (decrease)	(185,029)	(1,152,214)	$ (2,033,834)	$ (10,025,775)
Investor Class
Shares sold	545,450	787,867	$ 6,128,813	$ 7,051,378
Reinvestment of distributions	-	5,085	-	53,699
Shares redeemed	(277,655)	(1,213,276)	(3,084,206)	(10,443,518)
Net increase (decrease)	267,795	(420,324)	$ 3,044,607	$ (3,338,441)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0810
1.817376.105

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.77%
Actual		$ 1,000.00	$ 994.00	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Investor Class	.86%
Actual		$ 1,000.00	$ 993.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.2	2.8
United Technologies Corp.	6.4	6.8
3M Co.	5.3	4.6
Union Pacific Corp.	4.3	4.3
Caterpillar, Inc.	4.2	0.0
Ingersoll-Rand Co. Ltd.	3.7	3.3
Honeywell International, Inc.	3.1	3.5
Danaher Corp.	2.8	3.3
Precision Castparts Corp.	2.4	2.2
Cummins, Inc.	2.2	3.3
	47.6
Top Industries (% of fund's net assets)
As of June 30, 2010
Machinery	25.5%
Industrial Conglomerates	20.0%
Aerospace & Defense	18.1%
Road & Rail	8.2%
Construction & Engineering	6.6%
All Others*	21.6%

As of December 31, 2009
Machinery	21.6%
Aerospace & Defense	19.8%
Road & Rail	13.2%
Industrial Conglomerates	10.4%
Electrical Equipment	5.3%
All Others*	29.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 18.1%
Aerospace & Defense - 18.1%
BE Aerospace, Inc. (a)	24,057	$ 611,770
DigitalGlobe, Inc. (a)	13,951	366,911
Goodrich Corp.	12,300	814,875
Honeywell International, Inc.	50,200	1,959,306
Moog, Inc. Class A (a)	9,046	291,553
Precision Castparts Corp.	14,700	1,512,924
Raytheon Co.	18,725	906,103
Spirit AeroSystems Holdings, Inc. Class A (a)	29,350	559,411
TransDigm Group, Inc.	7,700	392,931
United Technologies Corp.	62,756	4,073,492
		11,489,276
AIR FREIGHT & LOGISTICS - 1.4%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	15,363	855,105
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Stoneridge, Inc. (a)	18,166	137,880
BUILDING PRODUCTS - 3.6%
Building Products - 3.6%
AAON, Inc.	7,867	183,380
Armstrong World Industries, Inc. (a)	5,200	156,936
Lennox International, Inc.	5,200	216,164
Masco Corp.	86,516	930,912
Owens Corning (a)	26,700	798,597
		2,285,989
COMMERCIAL SERVICES & SUPPLIES - 4.8%
Diversified Support Services - 0.5%
Cintas Corp.	14,483	347,158
Environmental & Facility Services - 1.7%
Republic Services, Inc.	27,700	823,521
Stericycle, Inc. (a)	3,900	255,762
		1,079,283
Office Services & Supplies - 1.4%
Interface, Inc. Class A	21,077	226,367
Pitney Bowes, Inc.	19,800	434,808
Steelcase, Inc. Class A	25,110	194,603
		855,778
Security & Alarm Services - 1.2%
The Brink's Co.	18,566	353,311
The Geo Group, Inc. (a)	19,900	412,925
		766,236
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,048,455

	Shares	Value
CONSTRUCTION & ENGINEERING - 6.6%
Construction & Engineering - 6.6%
Fluor Corp.	27,978	$ 1,189,065
Foster Wheeler AG (a)	34,700	730,782
Granite Construction, Inc.	20,495	483,272
Jacobs Engineering Group, Inc. (a)	17,100	623,124
KBR, Inc.	30,962	629,767
MasTec, Inc. (a)	24,652	231,729
MYR Group, Inc. (a)	16,169	269,861
		4,157,600
ELECTRICAL EQUIPMENT - 4.7%
Electrical Components & Equipment - 4.7%
AMETEK, Inc.	13,950	560,093
Cooper Industries PLC Class A	15,200	668,800
Fushi Copperweld, Inc. (a)	46,590	381,106
General Cable Corp. (a)(c)	21,000	559,650
Regal-Beloit Corp.	8,072	450,256
Zumtobel AG	19,605	329,979
		2,949,884
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	5,600	159,208
HOUSEHOLD DURABLES - 1.5%
Household Appliances - 1.5%
Stanley Black & Decker, Inc.	18,612	940,278
INDUSTRIAL CONGLOMERATES - 20.0%
Industrial Conglomerates - 20.0%
3M Co.	42,600	3,364,974
General Electric Co.	579,974	8,363,221
Textron, Inc. (c)	57,355	973,314
		12,701,509
MACHINERY - 25.5%
Construction & Farm Machinery & Heavy Trucks - 13.1%
ArvinMeritor, Inc. (a)	32,878	430,702
Bucyrus International, Inc. Class A	6,589	312,648
Caterpillar, Inc.	43,946	2,639,836
Cummins, Inc.	21,473	1,398,536
Deere & Co.	24,100	1,341,888
MAN SE	2,599	214,221
Navistar International Corp. (a)	16,186	796,351
PACCAR, Inc.	29,517	1,176,843
		8,311,025
Industrial Machinery - 12.4%
Actuant Corp. Class A	12,400	233,492
Danaher Corp.	48,000	1,781,760
Gardner Denver, Inc.	6,600	294,294
Harsco Corp.	6,200	145,700
Ingersoll-Rand Co. Ltd.	68,100	2,348,769
NSK Ltd.	50,000	347,316
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
SmartHeat, Inc. (a)(c)	69,662	$ 397,770
SPX Corp.	14,100	744,621
The Weir Group PLC	12,200	187,369
Timken Co.	21,500	558,785
TriMas Corp. (a)	28,829	326,056
Weg SA	52,700	488,258
		7,854,190
TOTAL MACHINERY		16,165,215
PROFESSIONAL SERVICES - 1.5%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	10,020	432,664
Research & Consulting Services - 0.8%
Begbies Traynor Group PLC	27,972	23,521
Equifax, Inc.	18,400	516,304
		539,825
TOTAL PROFESSIONAL SERVICES		972,489
ROAD & RAIL - 8.2%
Railroads - 7.8%
America Latina Logistica SA unit	24,900	194,567
CSX Corp.	13,761	682,958
Norfolk Southern Corp.	24,090	1,277,975
RailAmerica, Inc.	5,200	51,584
Union Pacific Corp.	39,215	2,725,835
		4,932,919
Trucking - 0.4%
Saia, Inc. (a)	17,800	267,000
TOTAL ROAD & RAIL		5,199,919

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Trading Companies & Distributors - 3.3%
Interline Brands, Inc. (a)	26,400	$ 456,456
Mills Estruturas e Servicos de Engenharia SA (a)	53,000	401,811
Rush Enterprises, Inc. Class A (a)	92,833	1,240,249
		2,098,516
TOTAL COMMON STOCKS (Cost $62,408,255)		63,161,323
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.20% (d)	135,865	135,865
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	1,752,150	1,752,150
TOTAL MONEY MARKET FUNDS (Cost $1,888,015)		1,888,015
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $64,296,270)	65,049,338
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(1,688,571)
NET ASSETS - 100%	$ 63,360,767
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,188
Fidelity Securities Lending Cash Central Fund	17,968
Total	$ 19,156
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 63,161,323	$ 62,058,917	$ 1,102,406	$ -
Money Market Funds	1,888,015	1,888,015	-	-
Total Investments in Securities:	$ 65,049,338	$ 63,946,932	$ 1,102,406	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $14,293,917 of which $5,257,797 and $9,036,120 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $5,984 of currency losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,698,314) - See accompanying schedule: Unaffiliated issuers (cost $62,408,255)	$ 63,161,323
Fidelity Central Funds (cost $1,888,015)	1,888,015
Total Investments (cost $64,296,270)		$ 65,049,338
Cash		4,767
Receivable for investments sold		2,032,133
Dividends receivable		112,126
Distributions receivable from Fidelity Central Funds		675
Other receivables		428
Total assets		67,199,467

Liabilities
Payable for investments purchased	$ 1,876,908
Payable for fund shares redeemed	142,183
Accrued management fee	31,674
Other affiliated payables	8,199
Other payables and accrued expenses	27,586
Collateral on securities loaned, at value	1,752,150
Total liabilities		3,838,700

Net Assets		$ 63,360,767
Net Assets consist of:
Paid in capital		$ 73,682,061
Undistributed net investment income		211,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,286,204)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		753,298
Net Assets		$ 63,360,767

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($33,171,986 ÷ 2,870,195 shares)	$ 11.56

Investor Class: Net Asset Value, offering price and redemption price per share ($30,188,781 ÷ 2,622,766 shares)	$ 11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 465,627
Interest		1
Income from Fidelity Central Funds		19,156
Total income		484,784

Expenses
Management fee	$ 184,204
Transfer agent fees	38,312
Accounting and security lending fees	12,997
Custodian fees and expenses	11,422
Independent trustees' compensation	175
Audit	18,472
Legal	90
Miscellaneous	2,788
Total expenses before reductions	268,460
Expense reductions	(1,273)	267,187
Net investment income (loss)		217,597
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,748,948
Foreign currency transactions	(9,497)
Total net realized gain (loss)		3,739,451
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,560,577)
Assets and liabilities in foreign currencies	297
Total change in net unrealized appreciation (depreciation)		(5,560,280)
Net gain (loss)		(1,820,829)
Net increase (decrease) in net assets resulting from operations		$ (1,603,232)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 217,597	$ 494,177
Net realized gain (loss)	3,739,451	(3,170,037)
Change in net unrealized appreciation (depreciation)	(5,560,280)	18,874,981
Net increase (decrease) in net assets resulting from operations	(1,603,232)	16,199,121
Distributions to shareholders from net investment income	-	(506,005)
Share transactions - net increase (decrease)	6,881,876	1,252,954
Redemption fees	19,309	11,631
Total increase (decrease) in net assets	5,297,953	16,957,701

Net Assets
Beginning of period	58,062,814	41,105,113
End of period (including undistributed net investment income of $211,612 and distributions in excess of net investment income of $5,985, respectively)	$ 63,360,767	$ 58,062,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 8.37	$ 14.43	$ 13.90	$ 14.20	$ 13.81
Income from Investment Operations
Net investment income (loss) E	.04	.10	.12	.10	.14	.08
Net realized and unrealized gain (loss)	(.11)	3.27	(5.79)	2.43	2.02	1.70
Total from investment operations	(.07)	3.37	(5.67)	2.53	2.16	1.78
Distributions from net investment income	-	(.11)	(.14)	(.09)	(.15)	(.10)
Distributions from net realized gain	-	-	(.26)	(1.91)	(2.33)	(1.30)
Total distributions	-	(.11)	(.40)	(2.00)	(2.47) J	(1.40)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.01
Net asset value, end of period	$ 11.56	$ 11.63	$ 8.37	$ 14.43	$ 13.90	$ 14.20
Total Return B, C, D	(.60)%	40.22%	(39.84)%	18.21%	15.71%	12.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.81%	.78%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.77% A	.81%	.78%	.78%	.79%	.81%
Expenses net of all reductions	.77% A	.80%	.78%	.78%	.78%	.76%
Net investment income (loss)	.70% A	1.10%	1.02%	.64%	.95%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,172	$ 32,183	$ 23,747	$ 50,586	$ 51,332	$ 50,332
Portfolio turnover rate G	109% A	117%	138%	122%	137%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.47 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $2.325 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 8.35	$ 14.38	$ 13.86	$ 14.19	$ 14.55
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.08	.12	.02
Net realized and unrealized gain (loss)	(.12)	3.25	(5.76)	2.43	2.00	.96
Total from investment operations	(.08)	3.34	(5.65)	2.51	2.12	.98
Distributions from net investment income	-	(.10)	(.13)	(.08)	(.14)	(.09)
Distributions from net realized gain	-	-	(.26)	(1.91)	(2.33)	(1.25)
Total distributions	-	(.10)	(.39)	(1.99)	(2.46) K	(1.34)
Redemption fees added to paid in capital E	- J	- J	.01	- J	.01	- J
Net asset value, end of period	$ 11.51	$ 11.59	$ 8.35	$ 14.38	$ 13.86	$ 14.19
Total Return B, C, D	(.69)%	39.97%	(39.84)%	18.12%	15.43%	6.65%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.91%	.88%	.90%	.92%	1.08% A
Expenses net of fee waivers, if any	.86% A	.91%	.88%	.90%	.92%	1.08% A
Expenses net of all reductions	.86% A	.90%	.87%	.90%	.92%	1.03% A
Net investment income (loss)	.61% A	1.00%	.92%	.52%	.81%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,189	$ 25,879	$ 17,359	$ 26,063	$ 12,758	$ 1,936
Portfolio turnover rate G	109% A	117%	138%	122%	137%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.46 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $2.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,969,651
Gross unrealized depreciation	(6,584,201)
Net unrealized appreciation (depreciation)	$ 385,450

Tax cost	$ 64,663,888

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $42,112,221 and $34,731,404, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 13,641
Investor Class	24,671
$ 38,312

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $890 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $17,968.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,272 for the period. In addition, through arrangements with the Fund's custodian , credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 290,831
Investor Class	-	215,174
Total	$ -	$ 506,005

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	428,030	744,452	$ 5,514,992	$ 6,739,371
Reinvestment of distributions	-	25,158	-	290,831
Shares redeemed	(325,652)	(837,301)	(3,929,416)	(7,230,622)
Net increase (decrease)	102,378	(67,691)	$ 1,585,576	$ (200,420)
Investor Class
Shares sold	696,067	812,669	$ 8,988,756	$ 7,438,900
Reinvestment of distributions	-	18,678	-	215,174
Shares redeemed	(307,111)	(677,276)	(3,692,456)	(6,200,700)
Net increase (decrease)	388,956	154,071	$ 5,296,300	$ 1,453,374

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0810
1.817364.105

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.10%
Actual		$ 1,000.00	$ 882.40	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 882.10	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 882.00	$ 6.30
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 882.40	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 882.10	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 880.80	$ 6.30
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 881.80	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2010
Japan	13.0%
United States of America	12.6%
United Kingdom	11.8%
France	8.3%
Canada	6.1%
Netherlands	4.8%
Germany	4.7%
Spain	4.4%
Brazil	3.7%
Other	30.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2009
Japan	14.9%
United Kingdom	11.8%
United States of America	8.0%
France	7.9%
Canada	7.0%
Australia	4.9%
Russia	4.2%
India	3.6%
Korea (South)	3.5%
Other	34.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.5
Bonds	0.5	0.5
Short-Term Investments and Net Other Assets	0.8	0.0
Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.8	0.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.7	0.0
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.5	1.1
Barclays PLC Sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.3
Suncor Energy, Inc. (Canada, Oil, Gas & Consumable Fuels)	1.4	0.8
BNP Paribas SA (France, Commercial Banks)	1.3	1.0
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.3	0.9
Societe Generale Series A (France, Commercial Banks)	1.2	0.9
AXA SA sponsored ADR (France, Insurance)	1.2	0.8
ING Groep NV sponsored ADR (Netherlands, Diversified Financial Services)	1.2	1.2
	14.0
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	27.0
Materials	12.4	14.2
Information Technology	11.5	9.8
Consumer Discretionary	10.8	10.4
Industrials	9.5	8.3
Consumer Staples	8.9	6.5
Energy	6.0	10.4
Telecommunication Services	5.1	3.9
Health Care	4.6	4.7
Utilities	3.6	4.8

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.1%
Fortescue Metals Group Ltd. (a)	56,420	$ 191,219
Macquarie Group Ltd.	7,053	216,643
TOTAL AUSTRALIA		407,862
Austria - 0.7%
Erste Bank AG	7,700	244,297
Bailiwick of Jersey - 1.1%
Randgold Resources Ltd. sponsored ADR	4,333	410,552
Belgium - 1.7%
Ageas	155,100	345,133
Anheuser-Busch InBev SA NV	6,248	300,400
TOTAL BELGIUM		645,533
Bermuda - 0.6%
VimpelCom Ltd. ADR (a)	12,800	207,104
Brazil - 3.7%
Banco Santander (Brasil) SA ADR (d)	20,300	209,699
BM&F BOVESPA SA	33,900	219,648
BR Malls Participacoes SA	16,300	214,114
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	16,473	220,079
Itau Unibanco Banco Multiplo SA ADR (a)(e)	17,600	316,976
TIM Participacoes SA sponsored ADR (non-vtg.)	7,700	208,978
TOTAL BRAZIL		1,389,494
Canada - 5.6%
Consolidated Thompson Iron Mines Ltd. (a)	28,000	190,954
Niko Resources Ltd.	2,000	186,013
OPTI Canada, Inc. (a)	226,600	381,019
Petrobank Energy & Resources Ltd. (a)	5,600	197,003
Quadra FNX Mining Ltd. (a)	20,800	191,285
Suncor Energy, Inc.	17,000	500,315
Talisman Energy, Inc.	14,800	223,832
Teck Resources Ltd. Class B (sub. vtg.)	7,500	221,784
TOTAL CANADA		2,092,205
Cayman Islands - 2.5%
China Dongxiang Group Co. Ltd.	289,000	192,634
China High Speed Transmission Equipment Group Co. Ltd.	90,000	189,050
Ctrip.com International Ltd. sponsored ADR (a)	4,800	180,288
Hengdeli Holdings Ltd.	440,000	189,674
Peak Sport Products Co. Ltd. (d)	253,000	166,623
TOTAL CAYMAN ISLANDS		918,269
China - 2.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	117,000	71,420
Baidu.com, Inc. sponsored ADR (a)	2,900	197,432
BYD Co. Ltd. (H Shares)	25,000	183,886

	Shares	Value
China Life Insurance Co. Ltd. ADR (d)	4,200	$ 273,840
Digital China Holdings Ltd. (H Shares)	128,000	195,560
TOTAL CHINA		922,138
Cyprus - 0.7%
AFI Development PLC GDR (Reg. S) (a)	158,900	256,185
Denmark - 1.9%
Carlsberg AS Series B	2,600	198,129
Novo Nordisk AS Series B sponsored ADR	3,700	299,774
Novozymes AS Series B	1,900	202,725
TOTAL DENMARK		700,628
France - 8.3%
Atos Origin SA (a)	4,719	189,474
AXA SA sponsored ADR	30,000	457,500
BNP Paribas SA	8,969	482,520
Iliad Group SA	2,431	188,769
PPR SA	1,700	211,171
Sanofi-Aventis sponsored ADR	18,200	547,092
Schneider Electric SA	2,766	279,354
Societe Generale Series A	11,224	461,837
Vallourec SA	1,400	241,367
TOTAL FRANCE		3,059,084
Germany - 3.7%
Bayerische Motoren Werke AG (BMW)	5,138	249,704
Daimler AG (Germany) (a)	6,152	310,984
Deutsche Boerse AG	3,500	212,618
HeidelbergCement AG	4,519	214,715
Siemens AG sponsored ADR (d)	4,500	402,885
TOTAL GERMANY		1,390,906
Hong Kong - 0.5%
China Unicom (Hong Kong) Ltd. sponsored ADR	15,400	204,820
India - 3.4%
Adani Power Ltd.	74,806	203,212
Bank of Baroda	13,019	195,220
Crompton Greaves Ltd.	35,922	198,404
GVK Power & Infrastructure Ltd. (a)	222,916	210,339
Housing Development and Infrastructure Ltd. (a)	42,446	225,674
Jain Irrigation Systems Ltd.	8,517	195,241
Rural Electrification Corp. Ltd. (a)	3,032	19,732
TOTAL INDIA		1,247,822
Ireland - 0.5%
Allied Irish Banks PLC sponsored ADR (a)	88,600	193,148
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,100	473,109
Japan - 13.0%
Asahi Breweries Ltd.	11,700	198,244
Common Stocks - continued
	Shares	Value
Japan - continued
Disco Corp.	2,800	$ 177,169
eAccess Ltd.	293	199,628
Fanuc Ltd.	2,400	271,060
Fast Retailing Co. Ltd.	1,400	211,876
Itochu Corp.	51,400	401,886
Japan Tobacco, Inc.	76	236,483
Keyence Corp.	1,000	231,282
Mazda Motor Corp.	79,000	184,642
Mitsubishi Corp.	21,500	444,877
Mitsui & Co. Ltd.	36,100	421,206
Nintendo Co. Ltd.	900	264,293
Nippon Electric Glass Co. Ltd.	18,000	206,217
Omron Corp.	9,000	196,228
ORIX Corp.	3,020	218,820
Rakuten, Inc.	267	192,950
SOFTBANK CORP.	10,500	278,542
Sumitomo Mitsui Financial Group, Inc.	10,200	288,733
Uni-Charm Corp.	1,800	203,014
TOTAL JAPAN		4,827,150
Korea (South) - 1.1%
Kia Motors Corp.	7,470	197,720
LG Innotek Co. Ltd.	1,431	187,600
NCsoft Corp.	77	12,675
TOTAL KOREA (SOUTH)		397,995
Luxembourg - 0.6%
Tenaris SA sponsored ADR (d)	6,100	211,121
Mexico - 0.5%
Grupo Modelo SAB de CV Series C	38,600	190,671
Netherlands - 4.8%
ASM International NV (Netherlands) (a)	9,600	187,887
ING Groep NV sponsored ADR (a)(d)	61,684	457,078
Koninklijke Ahold NV	18,151	224,517
Koninklijke Philips Electronics NV	8,927	266,568
Randstad Holdings NV (a)	5,444	213,914
Unilever NV unit	15,640	427,285
TOTAL NETHERLANDS		1,777,249
Norway - 0.5%
Petroleum Geo-Services ASA (a)	22,600	190,740
Papua New Guinea - 0.5%
Lihir Gold Ltd.	56,835	204,336
Russia - 2.8%
LSR Group OJSC GDR (Reg. S) (a)	26,700	200,724
Magnit OJSC GDR (Reg. S)	10,600	181,711
Mechel Steel Group OAO sponsored ADR (a)	30,800	213,444
PIK Group GDR (Reg. S) unit (a)	57,100	190,470
Sberbank (Savings Bank of the Russian Federation) GDR	1,000	249,380
TOTAL RUSSIA		1,035,729

	Shares	Value
South Africa - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	5,400	$ 233,172
Clicks Group Ltd.	45,248	200,119
TOTAL SOUTH AFRICA		433,291
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	31,000	318,990
Banco Santander SA sponsored ADR (d)	60,950	639,975
Inditex SA	4,084	232,866
Telefonica SA sponsored ADR	7,800	433,134
TOTAL SPAIN		1,624,965
Sweden - 1.0%
EnergyO Solutions AB (a)	63,310	373,970
Switzerland - 0.9%
UBS AG (NY Shares) (a)	24,500	323,890
Taiwan - 2.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	36,822	264,931
HTC Corp.	17,000	224,758
Prime View International Co. Ltd. (a)	154,000	186,006
Ruentex Development Co. Ltd.	135,000	212,100
TOTAL TAIWAN		887,795
United Kingdom - 11.8%
Anglo American PLC (United Kingdom) (a)	9,000	313,512
Barclays PLC Sponsored ADR	31,600	502,124
BG Group PLC	22,359	332,442
BHP Billiton PLC	25,237	654,162
British American Tobacco PLC (United Kingdom)	11,700	371,197
Britvic PLC	29,000	205,454
Centrica PLC	65,011	286,808
Imperial Tobacco Group PLC	9,926	277,256
Lloyds TSB Group PLC (a)	542,400	428,078
SABMiller PLC	9,500	266,305
Taylor Wimpey PLC (a)	259,003	101,155
Vedanta Resources PLC	11,600	364,355
Xstrata PLC	19,900	260,505
TOTAL UNITED KINGDOM		4,363,353
United States of America - 11.8%
Apple, Inc. (a)	755	189,905
AsiaInfo Holdings, Inc. (a)	9,000	196,740
Bank of America Corp.	26,200	376,494
CF Industries Holdings, Inc.	3,000	190,350
Citigroup, Inc. (a)	92,300	347,048
Express Scripts, Inc. (a)	3,900	183,378
JPMorgan Chase & Co.	10,490	384,039
Las Vegas Sands Corp. (a)(d)	7,700	170,478
MasterCard, Inc. Class A	1,000	199,530
Medco Health Solutions, Inc. (a)	3,400	187,272
Common Stocks - continued
	Shares	Value
United States of America - continued
Morgan Stanley	8,116	$ 188,372
NII Holdings, Inc. (a)	6,011	195,478
Rubicon Technology, Inc. (a)(d)	8,831	263,075
Sprint Nextel Corp. (a)	45,200	191,648
Universal Display Corp. (a)	7,246	130,283
Virgin Media, Inc.	11,700	195,273
Visa, Inc. Class A	2,800	198,100
Walter Energy, Inc.	3,200	194,720
Wells Fargo & Co.	14,900	381,440
TOTAL UNITED STATES OF AMERICA		4,363,623
TOTAL COMMON STOCKS (Cost $37,446,138)		35,969,034
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.0%
Porsche Automobil Holding SE	4,700	201,223
ProSiebenSat.1 Media AG	11,800	173,409
TOTAL GERMANY		374,632
Italy - 0.6%
Fiat SpA (Risparmio Shares)	32,900	213,562
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $564,953)		588,194
Convertible Bonds - 0.5%
Principal Amount (c)
Canada - 0.5%
First Uranium Corp. 7% 3/31/13 (Cost $241,247)	CAD	246,000	194,110
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (f)	593,621	$ 593,621
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	2,149,025	2,149,025
TOTAL MONEY MARKET FUNDS (Cost $2,742,646)		2,742,646
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $40,994,984)		39,493,984
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(2,440,790)
NET ASSETS - 100%		$ 37,053,194
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,976 or 0.9% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 134
Fidelity Securities Lending Cash Central Fund	24,371
Total	$ 24,505
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,827,150	$ -	$ 4,827,150	$ -
United States of America	4,363,623	4,363,623	-	-
United Kingdom	4,363,353	502,124	3,861,229	-
France	3,059,084	1,004,592	2,054,492	-
Canada	2,092,205	2,092,205	-	-
Netherlands	1,777,249	884,363	892,886	-
Germany	1,765,538	402,885	1,362,653	-
Spain	1,624,965	1,392,099	232,866	-
Brazil	1,389,494	1,389,494	-	-
Other	11,294,567	3,812,484	7,482,083	-
Corporate Bonds	194,110	-	194,110	-
Money Market Funds	2,742,646	2,742,646	-	-
Total Investments in Securities:	$ 39,493,984	$ 18,586,515	$ 20,907,469	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 249,900
Total Realized Gain (Loss)	(22,982)
Total Unrealized Gain (Loss)	(3,667)
Cost of Purchases	257,403
Proceeds of Sales	(480,654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $24,891,544 of which $20,462,362 and $4,429,182 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,097,511) - See accompanying schedule: Unaffiliated issuers (cost $38,252,338)	$ 36,751,338
Fidelity Central Funds (cost $2,742,646)	2,742,646
Total Investments (cost $40,994,984)		$ 39,493,984
Foreign currency held at value (cost $3,218)		3,211
Receivable for investments sold		1,821,989
Receivable for fund shares sold		139
Dividends receivable		152,574
Interest receivable		3,666
Distributions receivable from Fidelity Central Funds		1,937
Receivable from investment adviser for expense reductions		20,389
Other receivables		75,907
Total assets		41,573,796

Liabilities
Payable to custodian bank	$ 64,086
Payable for investments purchased	2,152,725
Payable for fund shares redeemed	47,177
Accrued management fee	23,153
Distribution fees payable	47
Other affiliated payables	5,551
Other payables and accrued expenses	78,838
Collateral on securities loaned, at value	2,149,025
Total liabilities		4,520,602

Net Assets		$ 37,053,194
Net Assets consist of:
Paid in capital		$ 64,175,093
Undistributed net investment income		360,871
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,978,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,504,750)
Net Assets		$ 37,053,194

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($526,424 ÷ 69,641.6 shares)	$ 7.56

Service Class: Net Asset Value, offering price and redemption price per share ($84,020 ÷ 11,138.5 shares)	$ 7.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($37,911 ÷ 5,036.4 shares)	$ 7.53

Initial Class R: Net Asset Value, offering price and redemption price per share ($13,201,108 ÷ 1,746,166.0 shares)	$ 7.56

Service Class R: Net Asset Value, offering price and redemption price per share ($84,020 ÷ 11,138.5 shares)	$ 7.54

Service Class 2R: Net Asset Value, offering price and redemption price per share ($105,690 ÷ 14,045.3 shares)	$ 7.52

Investor Class R: Net Asset Value, offering price and redemption price per share ($23,014,021 ÷ 3,058,758.1 shares)	$ 7.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 610,786
Interest		4,466
Income from Fidelity Central Funds		24,505
		639,757
Less foreign taxes withheld		(59,613)
Total income		580,144

Expenses
Management fee	$ 159,998
Transfer agent fees	30,552
Distribution fees	400
Accounting and security lending fees	12,085
Custodian fees and expenses	154,777
Independent trustees' compensation	127
Audit	34,854
Legal	74
Miscellaneous	1,926
Total expenses before reductions	394,793
Expense reductions	(175,243)	219,550
Net investment income (loss)		360,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,562)	291,854
Foreign currency transactions	(113,642)
Total net realized gain (loss)		178,212
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,438)	(5,842,555)
Assets and liabilities in foreign currencies	(1,350)
Total change in net unrealized appreciation (depreciation)		(5,843,905)
Net gain (loss)		(5,665,693)
Net increase (decrease) in net assets resulting from operations		$ (5,305,099)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 360,594	$ 311,982
Net realized gain (loss)	178,212	3,301,299
Change in net unrealized appreciation (depreciation)	(5,843,905)	9,550,519
Net increase (decrease) in net assets resulting from operations	(5,305,099)	13,163,800
Distributions to shareholders from net investment income	-	(317,347)
Distributions to shareholders from net realized gain	(166,667)	(478,375)
Total distributions	(166,667)	(795,722)
Share transactions - net increase (decrease)	(3,785,204)	10,098,658
Redemption fees	7,966	6,920
Total increase (decrease) in net assets	(9,249,004)	22,473,656

Net Assets
Beginning of period	46,302,198	23,828,542
End of period (including undistributed net investment income of $360,871 and undistributed net investment income of $277, respectively)	$ 37,053,194	$ 46,302,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.61	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.07	.15	.11 H	.11	.06
Net realized and unrealized gain (loss)	(1.08)	3.07	(5.92)	.53	1.54	1.21
Total from investment operations	(1.01)	3.14	(5.77)	.64	1.65	1.27
Distributions from net investment income	-	(.06)	-	(.09)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.15)	(.06)	(1.88)	(.43) L	(.05) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.56	$ 8.60	$ 5.61	$ 11.44	$ 12.68	$ 11.46
Total Return B,C,D	(11.76)%	56.04%	(50.69)%	5.17%	14.49%	12.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.81%	1.54%	1.20%	1.80%	3.55%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	.92% A	.93%	.91%	1.07%	1.00%	.91%
Net investment income (loss)	1.65% A	1.03%	1.65%	.82% H	.95%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 645	$ 388	$ 1,409	$ 1,357	$ 9,367
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.06	.14	.10 H	.10	.10
Net realized and unrealized gain (loss)	(1.08)	3.05	(5.90)	.53	1.53	1.16
Total from investment operations	(1.01)	3.11	(5.76)	.63	1.63	1.26
Distributions from net investment income	-	(.05)	-	(.08)	(.08)	(.01)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.14)	(.06)	(1.87)	(.42) L	(.04) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.54	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.79)%	55.52%	(50.64)%	5.06%	14.30%	12.27%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.73%	1.51%	1.20%	1.62%	4.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.02% A	1.04%	1.01%	1.16%	1.10%	1.01%
Net investment income (loss)	1.55% A	.92%	1.55%	.72% H	.85%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 117	$ 135	$ 414	$ 394	$ 345
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.06	.05	.12	.08 H	.08	.09
Net realized and unrealized gain (loss)	(1.07)	3.05	(5.89)	.53	1.53	1.15
Total from investment operations	(1.01)	3.10	(5.77)	.61	1.61	1.24
Distributions from net investment income	-	(.04)	-	(.06)	(.07)	-
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.13)	(.06)	(1.85)	(.40) L	(.02) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.53	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.80)%	55.44%	(50.73)%	4.89%	14.14%	12.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.96% A	2.02%	1.79%	1.41%	1.77%	4.50%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.17% A	1.19%	1.16%	1.32%	1.25%	1.16%
Net investment income (loss)	1.40% A	.77%	1.40%	.57% H	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 424	$ 302	$ 550	$ 524	$ 459
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.62	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.07	.15	.11 H	.11	.11
Net realized and unrealized gain (loss)	(1.08)	3.06	(5.91)	.53	1.54	1.16
Total from investment operations	(1.01)	3.13	(5.76)	.64	1.65	1.27
Distributions from net investment income	-	(.06)	-	(.09)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.15)	(.06)	(1.88)	(.43) L	(.05) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.56	$ 8.60	$ 5.62	$ 11.44	$ 12.68	$ 11.46
Total Return B,C,D	(11.76)%	55.76%	(50.60)%	5.17%	14.50%	12.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.60%	1.44%	1.11%	1.46%	4.25%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	.92% A	.93%	.91%	1.06%	1.00%	.91%
Net investment income (loss)	1.65% A	1.02%	1.65%	.82% H	.95%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,201	$ 17,150	$ 8,483	$ 32,345	$ 17,219	$ 345
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.06	.14	.10 H	.10	.10
Net realized and unrealized gain (loss)	(1.08)	3.05	(5.90)	.53	1.53	1.16
Total from investment operations	(1.01)	3.11	(5.76)	.63	1.63	1.26
Distributions from net investment income	-	(.05)	-	(.08)	(.08)	(.01)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.14)	(.06)	(1.87)	(.42) L	(.04) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.54	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.79)%	55.52%	(50.64)%	5.06%	14.30%	12.27%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.73%	1.51%	1.20%	1.62%	4.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.02% A	1.04%	1.01%	1.16%	1.10%	1.01%
Net investment income (loss)	1.55% A	.92%	1.55%	.72% H	.85%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 117	$ 135	$ 414	$ 394	$ 345
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.06	.05	.13	.08 H	.08	.09
Net realized and unrealized gain (loss)	(1.08)	3.05	(5.90)	.53	1.53	1.15
Total from investment operations	(1.02)	3.10	(5.77)	.61	1.61	1.24
Distributions from net investment income	-	(.04)	-	(.06)	(.07)	-
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.13)	(.06)	(1.85)	(.40) L	(.02) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.52	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.92)%	55.36%	(50.73)%	4.90%	14.14%	12.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.87%	1.66%	1.35%	1.77%	4.50%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.17% A	1.19%	1.16%	1.31%	1.25%	1.16%
Net investment income (loss)	1.40% A	.77%	1.40%	.57% H	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 155	$ 179	$ 550	$ 524	$ 459
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 5.60	$ 11.41	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.07	.07	.14	.09 H	.09	.01
Net realized and unrealized gain (loss)	(1.08)	3.04	(5.89)	.54	1.53	1.16
Total from investment operations	(1.01)	3.11	(5.75)	.63	1.62	1.17
Distributions from net investment income	-	(.06)	-	(.08)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.01)
Total distributions	(.03)	(.15)	(.06)	(1.87)	(.43) M	(.03) L
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 7.52	$ 8.56	$ 5.60	$ 11.41	$ 12.65	$ 11.46
Total Return B,C,D	(11.82)%	55.61%	(50.65)%	5.07%	14.23%	11.39%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.68%	1.51%	1.22%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.17%	1.22%	1.25%	1.25%A
Expenses net of all reductions	1.00% A	1.01%	.97%	1.18%	1.15%	1.06% A
Net investment income (loss)	1.57% A	.94%	1.59%	.71% H	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,014	$ 27,695	$ 14,208	$ 38,719	$ 24,505	$ 9,810
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,430,227
Gross unrealized depreciation	(4,020,778)
Net unrealized appreciation (depreciation)	$ (2,590,551)
Tax cost	$ 42,084,535

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $133,708,674 and $137,685,946, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 52
Service Class 2	122
Service Class R	52
Service Class 2 R	174
$ 400

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 643
Service Class	66
Service Class 2	43
Initial Class R	7,086
Service Class R	66
Service Class 2R	78
Investor Class R	22,570
$ 30,552

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,348 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24,371.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 2,154
Service Class	1.20%	334
Service Class 2	1.35%	284
Initial Class R	1.10%	48,901
Service Class R	1.20%	334
Service Class 2R	1.35%	432
Investor Class R	1.18%	82,386
		$ 134,825

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $40,418 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 4,242
Service Class	-	684
Service Class 2	-	1,982
Initial Class R	-	119,072
Service Class R	-	684
Service Class 2R	-	659
Investor Class R	-	190,024
Total	$ -	$ 317,347

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Initial Class	$ 2,082	$ 6,363
Service Class	389	1,207
Service Class 2	151	4,350
Initial Class R	60,127	178,610
Service Class R	389	1,207
Service Class 2R	515	1,602
Investor Class R	103,014	285,036
Total	$ 166,667	$ 478,375

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	11,494	23,291	$ 96,475	$ 165,986
Reinvestment of distributions	263	1,265	2,082	10,605
Shares redeemed	(17,081)	(18,636)	(150,623)	(107,450)
Net increase (decrease)	(5,324)	5,920	$ (52,066)	$ 69,141
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	226	389	1,891
Shares redeemed	(2,547)	(10,639)	(21,453)	(71,691)
Net increase (decrease)	(2,498)	(10,413)	$ (21,064)	$ (69,800)
Service Class 2
Shares sold	44	19,605	$ 392	$ 124,280
Reinvestment of distributions	19	758	151	6,332
Shares redeemed	(44,483)	(24,845)	(374,598)	(158,018)
Net increase (decrease)	(44,420)	(4,482)	$ (374,055)	$ (27,406)
Initial Class R
Shares sold	260,848	897,081	$ 2,264,441	$ 6,785,884
Reinvestment of distributions	7,592	35,523	60,127	297,682
Shares redeemed	(516,706)	(448,753)	(4,318,708)	(2,964,977)
Net increase (decrease)	(248,266)	483,851	$ (1,994,140)	$ 4,118,589
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	226	389	1,891
Shares redeemed	(2,547)	(10,639)	(21,453)	(71,691)
Net increase (decrease)	(2,498)	(10,413)	$ (21,064)	$ (69,800)
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	271	515	2,261
Shares redeemed	(4,091)	(14,127)	(34,050)	(94,930)
Net increase (decrease)	(4,026)	(13,856)	$ (33,535)	$ (92,669)
Investor Class R
Shares sold	428,202	1,164,413	$ 3,739,997	$ 9,035,456
Reinvestment of distributions	13,073	56,962	103,014	475,060
Shares redeemed	(617,239)	(525,663)	(5,132,291)	(3,339,913)
Net increase (decrease)	(175,964)	695,712	$ (1,289,280)	$ 6,170,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0810
1.818378.105

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.10%
Actual		$ 1,000.00	$ 882.40	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 882.10	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 882.00	$ 6.30
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 882.40	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 882.10	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 880.80	$ 6.30
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 881.80	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2010
Japan	13.0%
United States of America	12.6%
United Kingdom	11.8%
France	8.3%
Canada	6.1%
Netherlands	4.8%
Germany	4.7%
Spain	4.4%
Brazil	3.7%
Other	30.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2009
Japan	14.9%
United Kingdom	11.8%
United States of America	8.0%
France	7.9%
Canada	7.0%
Australia	4.9%
Russia	4.2%
India	3.6%
Korea (South)	3.5%
Other	34.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.5
Bonds	0.5	0.5
Short-Term Investments and Net Other Assets	0.8	0.0
Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.8	0.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.7	0.0
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.5	1.1
Barclays PLC Sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.3
Suncor Energy, Inc. (Canada, Oil, Gas & Consumable Fuels)	1.4	0.8
BNP Paribas SA (France, Commercial Banks)	1.3	1.0
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.3	0.9
Societe Generale Series A (France, Commercial Banks)	1.2	0.9
AXA SA sponsored ADR (France, Insurance)	1.2	0.8
ING Groep NV sponsored ADR (Netherlands, Diversified Financial Services)	1.2	1.2
	14.0
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	27.0
Materials	12.4	14.2
Information Technology	11.5	9.8
Consumer Discretionary	10.8	10.4
Industrials	9.5	8.3
Consumer Staples	8.9	6.5
Energy	6.0	10.4
Telecommunication Services	5.1	3.9
Health Care	4.6	4.7
Utilities	3.6	4.8

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.1%
Fortescue Metals Group Ltd. (a)	56,420	$ 191,219
Macquarie Group Ltd.	7,053	216,643
TOTAL AUSTRALIA		407,862
Austria - 0.7%
Erste Bank AG	7,700	244,297
Bailiwick of Jersey - 1.1%
Randgold Resources Ltd. sponsored ADR	4,333	410,552
Belgium - 1.7%
Ageas	155,100	345,133
Anheuser-Busch InBev SA NV	6,248	300,400
TOTAL BELGIUM		645,533
Bermuda - 0.6%
VimpelCom Ltd. ADR (a)	12,800	207,104
Brazil - 3.7%
Banco Santander (Brasil) SA ADR (d)	20,300	209,699
BM&F BOVESPA SA	33,900	219,648
BR Malls Participacoes SA	16,300	214,114
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	16,473	220,079
Itau Unibanco Banco Multiplo SA ADR (a)(e)	17,600	316,976
TIM Participacoes SA sponsored ADR (non-vtg.)	7,700	208,978
TOTAL BRAZIL		1,389,494
Canada - 5.6%
Consolidated Thompson Iron Mines Ltd. (a)	28,000	190,954
Niko Resources Ltd.	2,000	186,013
OPTI Canada, Inc. (a)	226,600	381,019
Petrobank Energy & Resources Ltd. (a)	5,600	197,003
Quadra FNX Mining Ltd. (a)	20,800	191,285
Suncor Energy, Inc.	17,000	500,315
Talisman Energy, Inc.	14,800	223,832
Teck Resources Ltd. Class B (sub. vtg.)	7,500	221,784
TOTAL CANADA		2,092,205
Cayman Islands - 2.5%
China Dongxiang Group Co. Ltd.	289,000	192,634
China High Speed Transmission Equipment Group Co. Ltd.	90,000	189,050
Ctrip.com International Ltd. sponsored ADR (a)	4,800	180,288
Hengdeli Holdings Ltd.	440,000	189,674
Peak Sport Products Co. Ltd. (d)	253,000	166,623
TOTAL CAYMAN ISLANDS		918,269
China - 2.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	117,000	71,420
Baidu.com, Inc. sponsored ADR (a)	2,900	197,432
BYD Co. Ltd. (H Shares)	25,000	183,886

	Shares	Value
China Life Insurance Co. Ltd. ADR (d)	4,200	$ 273,840
Digital China Holdings Ltd. (H Shares)	128,000	195,560
TOTAL CHINA		922,138
Cyprus - 0.7%
AFI Development PLC GDR (Reg. S) (a)	158,900	256,185
Denmark - 1.9%
Carlsberg AS Series B	2,600	198,129
Novo Nordisk AS Series B sponsored ADR	3,700	299,774
Novozymes AS Series B	1,900	202,725
TOTAL DENMARK		700,628
France - 8.3%
Atos Origin SA (a)	4,719	189,474
AXA SA sponsored ADR	30,000	457,500
BNP Paribas SA	8,969	482,520
Iliad Group SA	2,431	188,769
PPR SA	1,700	211,171
Sanofi-Aventis sponsored ADR	18,200	547,092
Schneider Electric SA	2,766	279,354
Societe Generale Series A	11,224	461,837
Vallourec SA	1,400	241,367
TOTAL FRANCE		3,059,084
Germany - 3.7%
Bayerische Motoren Werke AG (BMW)	5,138	249,704
Daimler AG (Germany) (a)	6,152	310,984
Deutsche Boerse AG	3,500	212,618
HeidelbergCement AG	4,519	214,715
Siemens AG sponsored ADR (d)	4,500	402,885
TOTAL GERMANY		1,390,906
Hong Kong - 0.5%
China Unicom (Hong Kong) Ltd. sponsored ADR	15,400	204,820
India - 3.4%
Adani Power Ltd.	74,806	203,212
Bank of Baroda	13,019	195,220
Crompton Greaves Ltd.	35,922	198,404
GVK Power & Infrastructure Ltd. (a)	222,916	210,339
Housing Development and Infrastructure Ltd. (a)	42,446	225,674
Jain Irrigation Systems Ltd.	8,517	195,241
Rural Electrification Corp. Ltd. (a)	3,032	19,732
TOTAL INDIA		1,247,822
Ireland - 0.5%
Allied Irish Banks PLC sponsored ADR (a)	88,600	193,148
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,100	473,109
Japan - 13.0%
Asahi Breweries Ltd.	11,700	198,244
Common Stocks - continued
	Shares	Value
Japan - continued
Disco Corp.	2,800	$ 177,169
eAccess Ltd.	293	199,628
Fanuc Ltd.	2,400	271,060
Fast Retailing Co. Ltd.	1,400	211,876
Itochu Corp.	51,400	401,886
Japan Tobacco, Inc.	76	236,483
Keyence Corp.	1,000	231,282
Mazda Motor Corp.	79,000	184,642
Mitsubishi Corp.	21,500	444,877
Mitsui & Co. Ltd.	36,100	421,206
Nintendo Co. Ltd.	900	264,293
Nippon Electric Glass Co. Ltd.	18,000	206,217
Omron Corp.	9,000	196,228
ORIX Corp.	3,020	218,820
Rakuten, Inc.	267	192,950
SOFTBANK CORP.	10,500	278,542
Sumitomo Mitsui Financial Group, Inc.	10,200	288,733
Uni-Charm Corp.	1,800	203,014
TOTAL JAPAN		4,827,150
Korea (South) - 1.1%
Kia Motors Corp.	7,470	197,720
LG Innotek Co. Ltd.	1,431	187,600
NCsoft Corp.	77	12,675
TOTAL KOREA (SOUTH)		397,995
Luxembourg - 0.6%
Tenaris SA sponsored ADR (d)	6,100	211,121
Mexico - 0.5%
Grupo Modelo SAB de CV Series C	38,600	190,671
Netherlands - 4.8%
ASM International NV (Netherlands) (a)	9,600	187,887
ING Groep NV sponsored ADR (a)(d)	61,684	457,078
Koninklijke Ahold NV	18,151	224,517
Koninklijke Philips Electronics NV	8,927	266,568
Randstad Holdings NV (a)	5,444	213,914
Unilever NV unit	15,640	427,285
TOTAL NETHERLANDS		1,777,249
Norway - 0.5%
Petroleum Geo-Services ASA (a)	22,600	190,740
Papua New Guinea - 0.5%
Lihir Gold Ltd.	56,835	204,336
Russia - 2.8%
LSR Group OJSC GDR (Reg. S) (a)	26,700	200,724
Magnit OJSC GDR (Reg. S)	10,600	181,711
Mechel Steel Group OAO sponsored ADR (a)	30,800	213,444
PIK Group GDR (Reg. S) unit (a)	57,100	190,470
Sberbank (Savings Bank of the Russian Federation) GDR	1,000	249,380
TOTAL RUSSIA		1,035,729

	Shares	Value
South Africa - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	5,400	$ 233,172
Clicks Group Ltd.	45,248	200,119
TOTAL SOUTH AFRICA		433,291
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	31,000	318,990
Banco Santander SA sponsored ADR (d)	60,950	639,975
Inditex SA	4,084	232,866
Telefonica SA sponsored ADR	7,800	433,134
TOTAL SPAIN		1,624,965
Sweden - 1.0%
EnergyO Solutions AB (a)	63,310	373,970
Switzerland - 0.9%
UBS AG (NY Shares) (a)	24,500	323,890
Taiwan - 2.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	36,822	264,931
HTC Corp.	17,000	224,758
Prime View International Co. Ltd. (a)	154,000	186,006
Ruentex Development Co. Ltd.	135,000	212,100
TOTAL TAIWAN		887,795
United Kingdom - 11.8%
Anglo American PLC (United Kingdom) (a)	9,000	313,512
Barclays PLC Sponsored ADR	31,600	502,124
BG Group PLC	22,359	332,442
BHP Billiton PLC	25,237	654,162
British American Tobacco PLC (United Kingdom)	11,700	371,197
Britvic PLC	29,000	205,454
Centrica PLC	65,011	286,808
Imperial Tobacco Group PLC	9,926	277,256
Lloyds TSB Group PLC (a)	542,400	428,078
SABMiller PLC	9,500	266,305
Taylor Wimpey PLC (a)	259,003	101,155
Vedanta Resources PLC	11,600	364,355
Xstrata PLC	19,900	260,505
TOTAL UNITED KINGDOM		4,363,353
United States of America - 11.8%
Apple, Inc. (a)	755	189,905
AsiaInfo Holdings, Inc. (a)	9,000	196,740
Bank of America Corp.	26,200	376,494
CF Industries Holdings, Inc.	3,000	190,350
Citigroup, Inc. (a)	92,300	347,048
Express Scripts, Inc. (a)	3,900	183,378
JPMorgan Chase & Co.	10,490	384,039
Las Vegas Sands Corp. (a)(d)	7,700	170,478
MasterCard, Inc. Class A	1,000	199,530
Medco Health Solutions, Inc. (a)	3,400	187,272
Common Stocks - continued
	Shares	Value
United States of America - continued
Morgan Stanley	8,116	$ 188,372
NII Holdings, Inc. (a)	6,011	195,478
Rubicon Technology, Inc. (a)(d)	8,831	263,075
Sprint Nextel Corp. (a)	45,200	191,648
Universal Display Corp. (a)	7,246	130,283
Virgin Media, Inc.	11,700	195,273
Visa, Inc. Class A	2,800	198,100
Walter Energy, Inc.	3,200	194,720
Wells Fargo & Co.	14,900	381,440
TOTAL UNITED STATES OF AMERICA		4,363,623
TOTAL COMMON STOCKS (Cost $37,446,138)		35,969,034
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.0%
Porsche Automobil Holding SE	4,700	201,223
ProSiebenSat.1 Media AG	11,800	173,409
TOTAL GERMANY		374,632
Italy - 0.6%
Fiat SpA (Risparmio Shares)	32,900	213,562
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $564,953)		588,194
Convertible Bonds - 0.5%
Principal Amount (c)
Canada - 0.5%
First Uranium Corp. 7% 3/31/13 (Cost $241,247)	CAD	246,000	194,110
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (f)	593,621	$ 593,621
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	2,149,025	2,149,025
TOTAL MONEY MARKET FUNDS (Cost $2,742,646)		2,742,646
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $40,994,984)		39,493,984
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(2,440,790)
NET ASSETS - 100%		$ 37,053,194
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,976 or 0.9% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 134
Fidelity Securities Lending Cash Central Fund	24,371
Total	$ 24,505
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,827,150	$ -	$ 4,827,150	$ -
United States of America	4,363,623	4,363,623	-	-
United Kingdom	4,363,353	502,124	3,861,229	-
France	3,059,084	1,004,592	2,054,492	-
Canada	2,092,205	2,092,205	-	-
Netherlands	1,777,249	884,363	892,886	-
Germany	1,765,538	402,885	1,362,653	-
Spain	1,624,965	1,392,099	232,866	-
Brazil	1,389,494	1,389,494	-	-
Other	11,294,567	3,812,484	7,482,083	-
Corporate Bonds	194,110	-	194,110	-
Money Market Funds	2,742,646	2,742,646	-	-
Total Investments in Securities:	$ 39,493,984	$ 18,586,515	$ 20,907,469	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 249,900
Total Realized Gain (Loss)	(22,982)
Total Unrealized Gain (Loss)	(3,667)
Cost of Purchases	257,403
Proceeds of Sales	(480,654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $24,891,544 of which $20,462,362 and $4,429,182 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,097,511) - See accompanying schedule: Unaffiliated issuers (cost $38,252,338)	$ 36,751,338
Fidelity Central Funds (cost $2,742,646)	2,742,646
Total Investments (cost $40,994,984)		$ 39,493,984
Foreign currency held at value (cost $3,218)		3,211
Receivable for investments sold		1,821,989
Receivable for fund shares sold		139
Dividends receivable		152,574
Interest receivable		3,666
Distributions receivable from Fidelity Central Funds		1,937
Receivable from investment adviser for expense reductions		20,389
Other receivables		75,907
Total assets		41,573,796

Liabilities
Payable to custodian bank	$ 64,086
Payable for investments purchased	2,152,725
Payable for fund shares redeemed	47,177
Accrued management fee	23,153
Distribution fees payable	47
Other affiliated payables	5,551
Other payables and accrued expenses	78,838
Collateral on securities loaned, at value	2,149,025
Total liabilities		4,520,602

Net Assets		$ 37,053,194
Net Assets consist of:
Paid in capital		$ 64,175,093
Undistributed net investment income		360,871
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,978,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,504,750)
Net Assets		$ 37,053,194

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($526,424 ÷ 69,641.6 shares)	$ 7.56

Service Class: Net Asset Value, offering price and redemption price per share ($84,020 ÷ 11,138.5 shares)	$ 7.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($37,911 ÷ 5,036.4 shares)	$ 7.53

Initial Class R: Net Asset Value, offering price and redemption price per share ($13,201,108 ÷ 1,746,166.0 shares)	$ 7.56

Service Class R: Net Asset Value, offering price and redemption price per share ($84,020 ÷ 11,138.5 shares)	$ 7.54

Service Class 2R: Net Asset Value, offering price and redemption price per share ($105,690 ÷ 14,045.3 shares)	$ 7.52

Investor Class R: Net Asset Value, offering price and redemption price per share ($23,014,021 ÷ 3,058,758.1 shares)	$ 7.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 610,786
Interest		4,466
Income from Fidelity Central Funds		24,505
		639,757
Less foreign taxes withheld		(59,613)
Total income		580,144

Expenses
Management fee	$ 159,998
Transfer agent fees	30,552
Distribution fees	400
Accounting and security lending fees	12,085
Custodian fees and expenses	154,777
Independent trustees' compensation	127
Audit	34,854
Legal	74
Miscellaneous	1,926
Total expenses before reductions	394,793
Expense reductions	(175,243)	219,550
Net investment income (loss)		360,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,562)	291,854
Foreign currency transactions	(113,642)
Total net realized gain (loss)		178,212
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,438)	(5,842,555)
Assets and liabilities in foreign currencies	(1,350)
Total change in net unrealized appreciation (depreciation)		(5,843,905)
Net gain (loss)		(5,665,693)
Net increase (decrease) in net assets resulting from operations		$ (5,305,099)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 360,594	$ 311,982
Net realized gain (loss)	178,212	3,301,299
Change in net unrealized appreciation (depreciation)	(5,843,905)	9,550,519
Net increase (decrease) in net assets resulting from operations	(5,305,099)	13,163,800
Distributions to shareholders from net investment income	-	(317,347)
Distributions to shareholders from net realized gain	(166,667)	(478,375)
Total distributions	(166,667)	(795,722)
Share transactions - net increase (decrease)	(3,785,204)	10,098,658
Redemption fees	7,966	6,920
Total increase (decrease) in net assets	(9,249,004)	22,473,656

Net Assets
Beginning of period	46,302,198	23,828,542
End of period (including undistributed net investment income of $360,871 and undistributed net investment income of $277, respectively)	$ 37,053,194	$ 46,302,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.61	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.07	.15	.11 H	.11	.06
Net realized and unrealized gain (loss)	(1.08)	3.07	(5.92)	.53	1.54	1.21
Total from investment operations	(1.01)	3.14	(5.77)	.64	1.65	1.27
Distributions from net investment income	-	(.06)	-	(.09)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.15)	(.06)	(1.88)	(.43) L	(.05) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.56	$ 8.60	$ 5.61	$ 11.44	$ 12.68	$ 11.46
Total Return B,C,D	(11.76)%	56.04%	(50.69)%	5.17%	14.49%	12.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.81%	1.54%	1.20%	1.80%	3.55%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	.92% A	.93%	.91%	1.07%	1.00%	.91%
Net investment income (loss)	1.65% A	1.03%	1.65%	.82% H	.95%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 645	$ 388	$ 1,409	$ 1,357	$ 9,367
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.06	.14	.10 H	.10	.10
Net realized and unrealized gain (loss)	(1.08)	3.05	(5.90)	.53	1.53	1.16
Total from investment operations	(1.01)	3.11	(5.76)	.63	1.63	1.26
Distributions from net investment income	-	(.05)	-	(.08)	(.08)	(.01)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.14)	(.06)	(1.87)	(.42) L	(.04) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.54	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.79)%	55.52%	(50.64)%	5.06%	14.30%	12.27%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.73%	1.51%	1.20%	1.62%	4.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.02% A	1.04%	1.01%	1.16%	1.10%	1.01%
Net investment income (loss)	1.55% A	.92%	1.55%	.72% H	.85%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 117	$ 135	$ 414	$ 394	$ 345
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.06	.05	.12	.08 H	.08	.09
Net realized and unrealized gain (loss)	(1.07)	3.05	(5.89)	.53	1.53	1.15
Total from investment operations	(1.01)	3.10	(5.77)	.61	1.61	1.24
Distributions from net investment income	-	(.04)	-	(.06)	(.07)	-
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.13)	(.06)	(1.85)	(.40) L	(.02) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.53	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.80)%	55.44%	(50.73)%	4.89%	14.14%	12.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.96% A	2.02%	1.79%	1.41%	1.77%	4.50%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.17% A	1.19%	1.16%	1.32%	1.25%	1.16%
Net investment income (loss)	1.40% A	.77%	1.40%	.57% H	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 424	$ 302	$ 550	$ 524	$ 459
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.62	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.07	.15	.11 H	.11	.11
Net realized and unrealized gain (loss)	(1.08)	3.06	(5.91)	.53	1.54	1.16
Total from investment operations	(1.01)	3.13	(5.76)	.64	1.65	1.27
Distributions from net investment income	-	(.06)	-	(.09)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.15)	(.06)	(1.88)	(.43) L	(.05) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.56	$ 8.60	$ 5.62	$ 11.44	$ 12.68	$ 11.46
Total Return B,C,D	(11.76)%	55.76%	(50.60)%	5.17%	14.50%	12.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.60%	1.44%	1.11%	1.46%	4.25%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	.92% A	.93%	.91%	1.06%	1.00%	.91%
Net investment income (loss)	1.65% A	1.02%	1.65%	.82% H	.95%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,201	$ 17,150	$ 8,483	$ 32,345	$ 17,219	$ 345
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.07	.06	.14	.10 H	.10	.10
Net realized and unrealized gain (loss)	(1.08)	3.05	(5.90)	.53	1.53	1.16
Total from investment operations	(1.01)	3.11	(5.76)	.63	1.63	1.26
Distributions from net investment income	-	(.05)	-	(.08)	(.08)	(.01)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.14)	(.06)	(1.87)	(.42) L	(.04) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.54	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.79)%	55.52%	(50.64)%	5.06%	14.30%	12.27%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.73%	1.51%	1.20%	1.62%	4.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.02% A	1.04%	1.01%	1.16%	1.10%	1.01%
Net investment income (loss)	1.55% A	.92%	1.55%	.72% H	.85%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 117	$ 135	$ 414	$ 394	$ 345
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.06	.05	.13	.08 H	.08	.09
Net realized and unrealized gain (loss)	(1.08)	3.05	(5.90)	.53	1.53	1.15
Total from investment operations	(1.02)	3.10	(5.77)	.61	1.61	1.24
Distributions from net investment income	-	(.04)	-	(.06)	(.07)	-
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.02)
Total distributions	(.03)	(.13)	(.06)	(1.85)	(.40) L	(.02) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.52	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Total Return B,C,D	(11.92)%	55.36%	(50.73)%	4.90%	14.14%	12.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.87%	1.66%	1.35%	1.77%	4.50%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.17% A	1.19%	1.16%	1.31%	1.25%	1.16%
Net investment income (loss)	1.40% A	.77%	1.40%	.57% H	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 155	$ 179	$ 550	$ 524	$ 459
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 5.60	$ 11.41	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.07	.07	.14	.09 H	.09	.01
Net realized and unrealized gain (loss)	(1.08)	3.04	(5.89)	.54	1.53	1.16
Total from investment operations	(1.01)	3.11	(5.75)	.63	1.62	1.17
Distributions from net investment income	-	(.06)	-	(.08)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.09)	(.06)	(1.79)	(.34)	(.01)
Total distributions	(.03)	(.15)	(.06)	(1.87)	(.43) M	(.03) L
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 7.52	$ 8.56	$ 5.60	$ 11.41	$ 12.65	$ 11.46
Total Return B,C,D	(11.82)%	55.61%	(50.65)%	5.07%	14.23%	11.39%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.68%	1.51%	1.22%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.17%	1.22%	1.25%	1.25%A
Expenses net of all reductions	1.00% A	1.01%	.97%	1.18%	1.15%	1.06% A
Net investment income (loss)	1.57% A	.94%	1.59%	.71% H	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,014	$ 27,695	$ 14,208	$ 38,719	$ 24,505	$ 9,810
Portfolio turnover rate G	609% A	416%	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,430,227
Gross unrealized depreciation	(4,020,778)
Net unrealized appreciation (depreciation)	$ (2,590,551)
Tax cost	$ 42,084,535

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $133,708,674 and $137,685,946, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 52
Service Class 2	122
Service Class R	52
Service Class 2 R	174
$ 400

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 643
Service Class	66
Service Class 2	43
Initial Class R	7,086
Service Class R	66
Service Class 2R	78
Investor Class R	22,570
$ 30,552

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,348 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24,371.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 2,154
Service Class	1.20%	334
Service Class 2	1.35%	284
Initial Class R	1.10%	48,901
Service Class R	1.20%	334
Service Class 2R	1.35%	432
Investor Class R	1.18%	82,386
		$ 134,825

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $40,418 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 4,242
Service Class	-	684
Service Class 2	-	1,982
Initial Class R	-	119,072
Service Class R	-	684
Service Class 2R	-	659
Investor Class R	-	190,024
Total	$ -	$ 317,347

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Initial Class	$ 2,082	$ 6,363
Service Class	389	1,207
Service Class 2	151	4,350
Initial Class R	60,127	178,610
Service Class R	389	1,207
Service Class 2R	515	1,602
Investor Class R	103,014	285,036
Total	$ 166,667	$ 478,375

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	11,494	23,291	$ 96,475	$ 165,986
Reinvestment of distributions	263	1,265	2,082	10,605
Shares redeemed	(17,081)	(18,636)	(150,623)	(107,450)
Net increase (decrease)	(5,324)	5,920	$ (52,066)	$ 69,141
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	226	389	1,891
Shares redeemed	(2,547)	(10,639)	(21,453)	(71,691)
Net increase (decrease)	(2,498)	(10,413)	$ (21,064)	$ (69,800)
Service Class 2
Shares sold	44	19,605	$ 392	$ 124,280
Reinvestment of distributions	19	758	151	6,332
Shares redeemed	(44,483)	(24,845)	(374,598)	(158,018)
Net increase (decrease)	(44,420)	(4,482)	$ (374,055)	$ (27,406)
Initial Class R
Shares sold	260,848	897,081	$ 2,264,441	$ 6,785,884
Reinvestment of distributions	7,592	35,523	60,127	297,682
Shares redeemed	(516,706)	(448,753)	(4,318,708)	(2,964,977)
Net increase (decrease)	(248,266)	483,851	$ (1,994,140)	$ 4,118,589
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	226	389	1,891
Shares redeemed	(2,547)	(10,639)	(21,453)	(71,691)
Net increase (decrease)	(2,498)	(10,413)	$ (21,064)	$ (69,800)
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	271	515	2,261
Shares redeemed	(4,091)	(14,127)	(34,050)	(94,930)
Net increase (decrease)	(4,026)	(13,856)	$ (33,535)	$ (92,669)
Investor Class R
Shares sold	428,202	1,164,413	$ 3,739,997	$ 9,035,456
Reinvestment of distributions	13,073	56,962	103,014	475,060
Shares redeemed	(617,239)	(525,663)	(5,132,291)	(3,339,913)
Net increase (decrease)	(175,964)	695,712	$ (1,289,280)	$ 6,170,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0810
1.833456.104

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.78%
Actual		$ 1,000.00	$ 885.20	$ 3.65
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Investor Class	.86%
Actual		$ 1,000.00	$ 885.20	$ 4.02
Hypothetical A		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	8.1	9.3
E.I. du Pont de Nemours & Co.	7.6	6.8
Praxair, Inc.	7.0	5.8
Monsanto Co.	6.8	8.5
Freeport-McMoRan Copper & Gold, Inc.	3.6	5.7
Owens-Illinois, Inc.	3.2	2.7
Newmont Mining Corp.	3.1	2.8
Ecolab, Inc.	3.0	0.0
Weyerhaeuser Co.	2.7	3.7
Air Products & Chemicals, Inc.	2.6	4.1
	47.7
Top Industries (% of fund's net assets)
As of June 30, 2010
Chemicals	54.8%
Metals & Mining	24.5%
Containers & Packaging	9.1%
Construction Materials	3.8%
Paper & Forest Products	2.7%
All Others*	5.1%

As of December 31, 2009
Chemicals	54.6%
Metals & Mining	24.6%
Paper & Forest Products	7.7%
Containers & Packaging	4.1%
Construction Materials	3.7%
All Others*	5.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
Masco Corp.	56,610	$ 609,124
CHEMICALS - 54.8%
Commodity Chemicals - 2.8%
Celanese Corp. Class A	53,713	1,337,991
Chemtrade Logistics Income Fund	13,700	152,115
		1,490,106
Diversified Chemicals - 21.6%
Ashland, Inc.	22,977	1,066,592
BASF AG	5,610	306,975
Dow Chemical Co.	179,256	4,251,952
E.I. du Pont de Nemours & Co.	115,951	4,010,745
FMC Corp.	13,300	763,819
Huntsman Corp.	58,527	507,429
Solutia, Inc. (a)	31,722	415,558
		11,323,070
Fertilizers & Agricultural Chemicals - 11.3%
CF Industries Holdings, Inc.	15,900	1,008,855
Israel Chemicals Ltd.	14,100	147,745
Monsanto Co.	76,835	3,551,314
The Mosaic Co.	25,275	985,220
Yara International ASA	7,300	205,201
		5,898,335
Industrial Gases - 9.6%
Air Products & Chemicals, Inc.	20,800	1,348,048
Praxair, Inc.	48,434	3,680,500
		5,028,548
Specialty Chemicals - 9.5%
Albemarle Corp.	10,950	434,825
Ecolab, Inc.	34,900	1,567,359
Ferro Corp. (a)	114,214	841,757
Innophos Holdings, Inc.	26,740	697,379
Stepan Co.	2,800	191,604
Symrise AG	16,617	343,571
W.R. Grace & Co. (a)	44,083	927,506
		5,004,001
TOTAL CHEMICALS		28,744,060
CONSTRUCTION & ENGINEERING - 1.7%
Construction & Engineering - 1.7%
Fluor Corp.	9,800	416,500
Granite Construction, Inc.	20,902	492,869
		909,369
CONSTRUCTION MATERIALS - 3.8%
Construction Materials - 3.8%
Cemex SA de CV sponsored ADR	66,768	645,647

	Shares	Value
HeidelbergCement AG	11,520	$ 547,360
Martin Marietta Materials, Inc. (c)	9,300	788,733
		1,981,740
CONTAINERS & PACKAGING - 9.1%
Metal & Glass Containers - 9.1%
Ball Corp.	20,600	1,088,298
Crown Holdings, Inc. (a)	40,262	1,008,160
Owens-Illinois, Inc. (a)	62,700	1,658,415
Pactiv Corp. (a)	35,700	994,245
		4,749,118
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Caterpillar, Inc.	7,461	448,182
METALS & MINING - 24.5%
Aluminum - 2.1%
Alcoa, Inc.	109,070	1,097,244
Diversified Metals & Mining - 5.5%
Anglo American PLC (United Kingdom) (a)	8,769	305,465
Freeport-McMoRan Copper & Gold, Inc.	31,671	1,872,706
Teck Resources Ltd. Class B (sub. vtg.)	11,000	325,283
Walter Energy, Inc.	6,000	365,100
		2,868,554
Gold - 7.5%
AngloGold Ashanti Ltd. sponsored ADR	25,053	1,081,789
Newcrest Mining Ltd.	11,466	334,320
Newmont Mining Corp.	26,400	1,629,936
Randgold Resources Ltd. sponsored ADR	5,585	529,179
Yamana Gold, Inc.	33,200	340,561
		3,915,785
Steel - 9.4%
Allegheny Technologies, Inc.	22,700	1,003,113
Carpenter Technology Corp.	27,200	892,976
Commercial Metals Co.	51,210	676,996
Jindal Steel & Power Ltd.	14,307	191,126
Nucor Corp.	13,400	512,952
Steel Dynamics, Inc.	61,399	809,853
Ternium SA sponsored ADR (c)	12,900	424,668
Vale SA sponsored ADR (a)	17,700	430,995
		4,942,679
TOTAL METALS & MINING		12,824,262
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 1.1%
Centennial Coal Co. Ltd.	91,788	338,895
Massey Energy Co.	9,400	257,090
		595,985
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 2.7%
Forest Products - 2.7%
Weyerhaeuser Co.	39,900	$ 1,404,480
TOTAL COMMON STOCKS (Cost $55,694,925)		52,266,320
Money Market Funds - 1.5%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d) (Cost $785,750)	785,750	785,750
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $56,480,675)		53,052,070
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(623,686)
NET ASSETS - 100%		$ 52,428,384
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 992
Fidelity Securities Lending Cash Central Fund	1,421
Total	$ 2,413
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 52,266,320	$ 49,693,407	$ 2,572,913	$ -
Money Market Funds	785,750	785,750	-	-
Total Investments in Securities:	$ 53,052,070	$ 50,479,157	$ 2,572,913	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.3%
Germany	2.3%
South Africa	2.1%
Canada	1.6%
Australia	1.2%
Mexico	1.2%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $8,047,800 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $758,270) - See accompanying schedule: Unaffiliated issuers (cost $55,694,925)	$ 52,266,320
Fidelity Central Funds (cost $785,750)	785,750
Total Investments (cost $56,480,675)		$ 53,052,070
Foreign currency held at value (cost $1,022)		1,022
Receivable for investments sold		677,691
Dividends receivable		80,547
Distributions receivable from Fidelity Central Funds		429
Other receivables		1,600
Total assets		53,813,359

Liabilities
Payable to custodian bank	$ 3,491
Payable for investments purchased	284,516
Payable for fund shares redeemed	249,807
Accrued management fee	27,010
Other affiliated payables	7,266
Other payables and accrued expenses	27,135
Collateral on securities loaned, at value	785,750
Total liabilities		1,384,975

Net Assets		$ 52,428,384
Net Assets consist of:
Paid in capital		$ 61,565,761
Undistributed net investment income		288,001
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,996,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,428,946)
Net Assets		$ 52,428,384

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($24,041,443 ÷ 2,649,800 shares)	$ 9.07

Investor Class: Net Asset Value, offering price and redemption price per share ($28,386,941 ÷ 3,130,442 shares)	$ 9.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 571,367
Interest		1
Income from Fidelity Central Funds		2,413
Total income		573,781

Expenses
Management fee	$ 196,645
Transfer agent fees	43,292
Accounting and security lending fees	13,848
Custodian fees and expenses	14,687
Independent trustees' compensation	197
Audit	18,445
Legal	107
Miscellaneous	2,946
Total expenses before reductions	290,167
Expense reductions	(4,387)	285,780
Net investment income (loss)		288,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,162,069
Foreign currency transactions	2,770
Total net realized gain (loss)		3,164,839
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,340,757)
Assets and liabilities in foreign currencies	(327)
Total change in net unrealized appreciation (depreciation)		(11,341,084)
Net gain (loss)		(8,176,245)
Net increase (decrease) in net assets resulting from operations		$ (7,888,244)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 288,001	$ 493,800
Net realized gain (loss)	3,164,839	1,859,232
Change in net unrealized appreciation (depreciation)	(11,341,084)	18,289,725
Net increase (decrease) in net assets resulting from operations	(7,888,244)	20,642,757
Distributions to shareholders from net investment income	-	(512,074)
Distributions to shareholders from net realized gain	(21,424)	-
Total distributions	(21,424)	(512,074)
Share transactions - net increase (decrease)	(12,478,314)	34,825,755
Redemption fees	25,900	26,955
Total increase (decrease) in net assets	(20,362,082)	54,983,393

Net Assets
Beginning of period	72,790,466	17,807,073
End of period (including undistributed net investment income of $288,001 and undistributed net investment income of $0, respectively)	$ 52,428,384	$ 72,790,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10 H	.07	.10 I
Net realized and unrealized gain (loss)	(1.22)	4.42	(5.31)	1.20
Total from investment operations	(1.18)	4.52	(5.24)	1.30
Distributions from net investment income	-	(.08)	(.08)	(.07)
Distributions from net realized gain	- L	-	(.06)	(.11)
Total distributions	- L	(.08)	(.14)	(.18)
Redemption fees added to paid in capital E	- L	.01	.05	.01
Net asset value, end of period	$ 9.07	$ 10.25	$ 5.80	$ 11.13
Total Return B,C,D	(11.48)%	78.09%	(46.88)%	13.12%
Ratios to Average Net Assets F,K
Expenses before reductions	.78% A	.82%	.88%	1.08% A
Expenses net of fee waivers, if any	.78% A	.82%	.88%	1.00% A
Expenses net of all reductions	.77% A	.81%	.88%	1.00% A
Net investment income (loss)	.86% A	1.27% H	.74%	1.31% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,041	$ 34,218	$ 9,963	$ 13,730
Portfolio turnover rate G	112% A	105%	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. J For the period April 24, 2007 (commencement of operations) to December 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10 H	.06	.09 I
Net realized and unrealized gain (loss)	(1.22)	4.41	(5.31)	1.21
Total from investment operations	(1.18)	4.51	(5.25)	1.30
Distributions from net investment income	-	(.07)	(.07)	(.07)
Distributions from net realized gain	- L	-	(.06)	(.11)
Total distributions	- L	(.07)	(.13)	(.18)
Redemption fees added to paid in capital E	- L	.01	.05	.01
Net asset value, end of period	$ 9.07	$ 10.25	$ 5.80	$ 11.13
Total Return B,C,D	(11.48)%	78.02%	(46.98)%	13.05%
Ratios to Average Net Assets F,K
Expenses before reductions	.86% A	.91%	.97%	1.20% A
Expenses net of fee waivers, if any	.86% A	.91%	.97%	1.15% A
Expenses net of all reductions	.85% A	.90%	.96%	1.15% A
Net investment income (loss)	.78% A	1.18% H	.65%	1.16% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,387	$ 38,572	$ 7,844	$ 10,793
Portfolio turnover rate G	112% A	105%	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. J For the period April 24, 2007 (commencement of operations) to December 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,855,140
Gross unrealized depreciation	(10,298,283)
Net unrealized appreciation (depreciation)	$ (4,443,143)
Tax cost	$ 57,495,213

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,616,197 and $49,376,011, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 12,812
Investor Class	30,480
$ 43,292

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $770 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $138 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,421.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,387 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 246,700
Investor Class	-	265,374
Total	$ -	$ 512,074
From net realized gain
Initial Class	$ 9,884	$ -
Investor Class	11,540	-
Total	$ 21,424	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	490,908	2,411,066	$ 5,193,364	$ 19,464,964
Reinvestment of distributions	1,030	24,695	9,884	246,700
Shares redeemed	(1,179,694)	(816,551)	(11,794,263)	(5,916,524)
Net increase (decrease)	(687,756)	1,619,210	$ (6,591,015)	$ 13,795,140
Investor Class
Shares sold	704,512	2,970,858	$ 7,521,425	$ 25,184,648
Reinvestment of distributions	1,202	26,564	11,540	265,374
Shares redeemed	(1,338,027)	(586,859)	(13,420,264)	(4,419,407)
Net increase (decrease)	(632,313)	2,410,563	$ (5,887,299)	$ 21,030,615

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0810
1.851002.103

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.76%
Actual		$ 1,000.00	$ 1,059.30	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Service Class	.86%
Actual		$ 1,000.00	$ 1,059.40	$ 4.39
Hypotheticl A		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class 2	1.02%
Actual		$ 1,000.00	$ 1,057.90	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Investor Class	.85%
Actual		$ 1,000.00	$ 1,058.50	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	6.8	11.2
Public Storage	4.8	3.7
Ventas, Inc.	3.5	6.2
Vornado Realty Trust	3.4	4.3
ProLogis Trust	2.8	5.5
HCP, Inc.	2.7	3.1
SL Green Realty Corp.	2.5	4.4
Digital Realty Trust, Inc.	2.3	3.9
Boston Properties, Inc.	1.9	2.8
Mid-America Apartment Communities, Inc.	1.9	0.3
	32.6
Top Five REIT Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Malls	10.2	15.3
REITs - Apartments	9.6	13.4
REITs - Office Buildings	9.6	15.8
REITs - Health Care Facilities	7.9	10.7
REITs - Industrial Buildings	7.8	13.9
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 62.0%		Stocks 97.1%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 37.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	0.9%	** Foreign investments	1.0%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Health Care Facilities - 1.4%
Brookdale Senior Living, Inc. (a)	22,200	$ 333,000
Emeritus Corp. (a)(c)	101,103	1,648,990
Sunrise Senior Living, Inc. (a)	99,931	277,808
TOTAL HEALTH CARE FACILITIES		2,259,798
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
M/I Homes, Inc. (a)	5,200	50,128
Pulte Group, Inc. (a)	31,280	258,998
TOTAL HOMEBUILDING		309,126
REAL ESTATE INVESTMENT TRUSTS - 57.6%
REITs - Apartments - 9.6%
Apartment Investment & Management Co. Class A	132,534	2,567,184
Associated Estates Realty Corp.	33,500	433,825
AvalonBay Communities, Inc.	15,724	1,468,150
Education Realty Trust, Inc.	298,200	1,798,146
Equity Residential (SBI)	74,269	3,092,561
Essex Property Trust, Inc.	30,529	2,977,799
Mid-America Apartment Communities, Inc.	61,600	3,170,552
Post Properties, Inc.	16,400	372,772
TOTAL REITS - APARTMENTS		15,880,989
REITs - Health Care Facilities - 7.9%
HCP, Inc.	139,736	4,506,486
Healthcare Realty Trust, Inc.	53,100	1,166,607
LTC Properties, Inc.	3,400	82,518
National Health Investors, Inc.	19,404	748,218
Omega Healthcare Investors, Inc.	45,476	906,337
Ventas, Inc.	122,000	5,727,900
TOTAL REITS - HEALTH CARE FACILITIES		13,138,066
REITs - Hotels - 4.3%
DiamondRock Hospitality Co.	349,400	2,872,068
Host Hotels & Resorts, Inc.	97,618	1,315,891
Sunstone Hotel Investors, Inc. (a)	289,346	2,873,206
TOTAL REITS - HOTELS		7,061,165
REITs - Industrial Buildings - 7.8%
DCT Industrial Trust, Inc.	71,300	322,276
ProLogis Trust	465,176	4,712,233
Public Storage	89,840	7,897,834
TOTAL REITS - INDUSTRIAL BUILDINGS		12,932,343

	Shares	Value
REITs - Malls - 10.2%
CBL & Associates Properties, Inc.	224,988	$ 2,798,851
Simon Property Group, Inc.	139,862	11,293,854
The Macerich Co.	75,859	2,831,058
TOTAL REITS - MALLS		16,923,763
REITs - Management/Investment - 2.3%
Digital Realty Trust, Inc. (c)	65,500	3,778,040
REITs - Office Buildings - 9.6%
Alexandria Real Estate Equities, Inc.	49,333	3,126,232
Boston Properties, Inc.	44,500	3,174,630
Brandywine Realty Trust (SBI)	57,700	620,275
Corporate Office Properties Trust (SBI)	57,600	2,174,976
Highwoods Properties, Inc. (SBI)	92,838	2,577,183
SL Green Realty Corp.	75,900	4,177,536
TOTAL REITS - OFFICE BUILDINGS		15,850,832
REITs - Shopping Centers - 5.9%
Acadia Realty Trust (SBI)	107,900	1,814,878
Cedar Shopping Centers, Inc.	58,000	349,160
Developers Diversified Realty Corp.	21,400	211,860
Equity One, Inc.	13,800	215,280
Kimco Realty Corp.	76,849	1,032,851
Kite Realty Group Trust	144,615	604,491
Vornado Realty Trust	75,939	5,539,750
TOTAL REITS - SHOPPING CENTERS		9,768,270
TOTAL REAL ESTATE INVESTMENT TRUSTS		95,333,468
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp. (c)	106,490	1,495,492
Forest City Enterprises, Inc. Class A (a)(c)	90,200	1,021,064
TOTAL REAL ESTATE OPERATING COMPANIES		2,516,556
Real Estate Services - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	162,885	2,216,865
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,733,421
TOTAL COMMON STOCKS (Cost $98,194,688)		102,635,813
Convertible Preferred Stocks - 0.1%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co.:
12.00% (d)	2,000	$ 156,000
12.00% (a)(d)	700	54,600
TOTAL REAL ESTATE SERVICES (Cost $270,000)		210,600
Convertible Bonds - 0.1%
	Principal Amount
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 7.95% 5/1/15 (d) (Cost $116,000)	$ 116,000	92,800
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	917,666	917,666
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	4,641,090	4,641,090
TOTAL MONEY MARKET FUNDS (Cost $5,558,756)		5,558,756
TOTAL INVESTMENT PORTFOLIO - 65.6% (Cost $104,139,444)		108,497,969
NET OTHER ASSETS (LIABILITIES) - 34.4%		56,950,486
NET ASSETS - 100%		$ 165,448,455
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,400 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,347
Fidelity Securities Lending Cash Central Fund	9,845
Total	$ 12,192
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 102,635,813	$ 102,635,813	$ -	$ -
Convertible Preferred Stocks	210,600	-	210,600	-
Convertible Bonds	92,800	-	92,800	-
Money Market Funds	5,558,756	5,558,756	-	-
Total Investments in Securities:	$ 108,497,969	$ 108,194,569	$ 303,400	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $16,458,534 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,529,221) - See accompanying schedule: Unaffiliated issuers (cost $98,580,688)	$ 102,939,213
Fidelity Central Funds (cost $5,558,756)	5,558,756
Total Investments (cost $104,139,444)		$ 108,497,969
Cash		6,301
Foreign currency held at value (cost $6,249)		6,249
Receivable for investments sold		897,318
Receivable for fund shares sold		61,526,425
Dividends receivable		225,759
Interest receivable		1,352
Distributions receivable from Fidelity Central Funds		2,239
Other receivables		1,049
Total assets		171,164,661

Liabilities
Payable for investments purchased	$ 772,101
Payable for fund shares redeemed	201,250
Accrued management fee	50,997
Distribution fees payable	2,790
Other affiliated payables	12,698
Other payables and accrued expenses	35,280
Collateral on securities loaned, at value	4,641,090
Total liabilities		5,716,206

Net Assets		$ 165,448,455
Net Assets consist of:
Paid in capital		$ 179,633,046
Undistributed net investment income		760,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,303,715)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,358,304
Net Assets		$ 165,448,455

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($47,407,850 ÷ 4,103,166 shares)	$ 11.55

Service Class: Net Asset Value, offering price and redemption price per share ($866,178 ÷ 75,154 shares)	$ 11.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($73,868,269 ÷ 6,456,361 shares)	$ 11.44

Investor Class: Net Asset Value, offering price and redemption price per share ($43,306,158 ÷ 3,761,533 shares)	$ 11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,188,000
Interest		1,352
Income from Fidelity Central Funds		12,192
Total income		1,201,544

Expenses
Management fee	$ 273,304
Transfer agent fees	53,638
Distribution fees	15,756
Accounting and security lending fees	20,204
Custodian fees and expenses	18,056
Independent trustees' compensation	255
Audit	21,658
Legal	138
Miscellaneous	4,079
Total expenses before reductions	407,088
Expense reductions	(2,542)	404,546
Net investment income (loss)		796,998
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,463,672
Foreign currency transactions	(300)
Total net realized gain (loss)		4,463,372
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,312,578)
Assets and liabilities in foreign currencies	(206)
Total change in net unrealized appreciation (depreciation)		(2,312,784)
Net gain (loss)		2,150,588
Net increase (decrease) in net assets resulting from operations		$ 2,947,586

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 796,998	$ 1,810,307
Net realized gain (loss)	4,463,372	(13,001,012)
Change in net unrealized appreciation (depreciation)	(2,312,784)	34,416,327
Net increase (decrease) in net assets resulting from operations	2,947,586	23,225,622
Distributions to shareholders from net investment income	(190,322)	(1,808,445)
Share transactions - net increase (decrease)	76,121,955	5,274,720
Total increase (decrease) in net assets	78,879,219	26,691,897

Net Assets
Beginning of period	86,569,236	59,877,339
End of period (including undistributed net investment income of $760,820 and undistributed net investment income of $154,144, respectively)	$ 165,448,455	$ 86,569,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 8.13	$ 14.38	$ 22.74	$ 18.48	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.10	.24	.33	.27	.38	.38
Net realized and unrealized gain (loss)	.55	2.80	(6.06)	(4.15)	6.23	2.25
Total from investment operations	.65	3.04	(5.73)	(3.88)	6.61	2.63
Distributions from net investment income	(.03)	(.24)	(.36)	(.36)	(.33)	(.41)
Distributions from net realized gain	-	-	(.16)	(4.12)	(2.02)	(1.20)
Total distributions	(.03)	(.24)	(.52)	(4.48)	(2.35)	(1.61) I
Net asset value, end of period	$ 11.55	$ 10.93	$ 8.13	$ 14.38	$ 22.74	$ 18.48
Total Return B,C,D	5.93%	37.69%	(39.87)%	(17.72)%	36.71%	15.12%
Ratios to Average Net Assets F,H
Expenses before reductions	.76% A	.80%	.76%	.74%	.72%	.74%
Expenses net of fee waivers, if any	.76% A	.80%	.76%	.74%	.72%	.74%
Expenses net of all reductions	.76% A	.80%	.76%	.74%	.71%	.71%
Net investment income (loss)	1.69% A	3.01%	2.51%	1.21%	1.76%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,408	$ 41,714	$ 32,918	$ 68,401	$ 205,802	$ 145,065
Portfolio turnover rate G	81% A	94%	87%	102%	70%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Service Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 8.11	$ 14.33	$ 22.69	$ 18.44	$ 17.43
Income from Investment Operations
Net investment income (loss) E	.09	.23	.32	.24	.35	.37
Net realized and unrealized gain (loss)	.56	2.80	(6.04)	(4.13)	6.22	2.23
Total from investment operations	.65	3.03	(5.72)	(3.89)	6.57	2.60
Distributions from net investment income	(.03)	(.23)	(.34)	(.35)	(.30)	(.40)
Distributions from net realized gain	-	-	(.16)	(4.12)	(2.02)	(1.20)
Total distributions	(.03)	(.23)	(.50)	(4.47)	(2.32)	(1.59) I
Net asset value, end of period	$ 11.53	$ 10.91	$ 8.11	$ 14.33	$ 22.69	$ 18.44
Total Return B,C,D	5.94%	37.62%	(39.95)%	(17.80)%	36.61%	15.00%
Ratios to Average Net Assets F,H
Expenses before reductions	.86% A	.90%	.86%	.83%	.82%	.84%
Expenses net of fee waivers, if any	.86% A	.90%	.86%	.83%	.82%	.84%
Expenses net of all reductions	.86% A	.89%	.85%	.83%	.81%	.81%
Net investment income (loss)	1.59% A	2.91%	2.41%	1.12%	1.66%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 866	$ 1,051	$ 1,385	$ 3,543	$ 4,311	$ 3,156
Portfolio turnover rate G	81% A	94%	87%	102%	70%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $1.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.07	$ 14.28	$ 22.62	$ 18.40	$ 17.39
Income from Investment Operations
Net investment income (loss) E	.08	.23	.28	.21	.32	.34
Net realized and unrealized gain (loss)	.55	2.76	(5.99)	(4.11)	6.19	2.24
Total from investment operations	.63	2.99	(5.71)	(3.90)	6.51	2.58
Distributions from net investment income	(.03)	(.22)	(.34)	(.32)	(.27)	(.37)
Distributions from net realized gain	-	-	(.16)	(4.12)	(2.02)	(1.20)
Total distributions	(.03)	(.22)	(.50)	(4.44)	(2.29)	(1.57) I
Net asset value, end of period	$ 11.44	$ 10.84	$ 8.07	$ 14.28	$ 22.62	$ 18.40
Total Return B,C,D	5.79%	37.40%	(40.06)%	(17.91)%	36.35%	14.88%
Ratios to Average Net Assets F,H
Expenses before reductions	1.02% A	1.07%	1.03%	.98%	.97%	.99%
Expenses net of fee waivers, if any	1.02% A	1.07%	1.03%	.98%	.97%	.99%
Expenses net of all reductions	1.01% A	1.06%	1.03%	.98%	.96%	.96%
Net investment income (loss)	1.43% A	2.74%	2.24%	.97%	1.51%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,868	$ 9,878	$ 2,864	$ 3,558	$ 4,284	$ 3,141
Portfolio turnover rate G	81% A	94%	87%	102%	70%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Investor Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 8.11	$ 14.34	$ 22.69	$ 18.46	$ 19.25
Income from Investment Operations
Net investment income (loss) E	.09	.24	.31	.24	.35	.17
Net realized and unrealized gain (loss)	.55	2.78	(6.03)	(4.13)	6.22	.52
Total from investment operations	.64	3.02	(5.72)	(3.89)	6.57	.69
Distributions from net investment income	(.03)	(.23)	(.35)	(.34)	(.32)	(.42)
Distributions from net realized gain	-	-	(.16)	(4.12)	(2.02)	(1.06)
Total distributions	(.03)	(.23)	(.51)	(4.46)	(2.34)	(1.48) J
Net asset value, end of period	$ 11.51	$ 10.90	$ 8.11	$ 14.34	$ 22.69	$ 18.46
Total Return B,C,D	5.85%	37.57%	(39.91)%	(17.83)%	36.53%	3.52%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.90%	.85%	.85%	.85%	.99% A
Expenses net of fee waivers, if any	.85% A	.90%	.85%	.85%	.85%	.99% A
Expenses net of all reductions	.84% A	.89%	.85%	.85%	.85%	.96% A
Net investment income (loss)	1.61% A	2.91%	2.42%	1.10%	1.62%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,306	$ 33,926	$ 22,711	$ 31,632	$ 50,198	$ 7,134
Portfolio turnover rate G	81% A	94%	87%	102%	70%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $1.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,142,166
Gross unrealized depreciation	(15,464,529)
Net unrealized appreciation (depreciation)	$ 1,677,637
Tax cost	$ 106,820,332

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,993,153 and $38,131,868, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 512
Service Class 2	15,244
$ 15,756

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 17,339
Service Class	378
Service Class 2	4,948
Investor Class	30,973
$ 53,638

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,701 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $166 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less

Semiannual Report

8. Security Lending - continued

than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,845.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,540 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 88,941	$ 903,193
Service Class	2,285	22,932
Service Class 2	23,352	186,016
Investor Class	75,744	696,304
Total	$ 190,322	$ 1,808,445

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,200,766	949,053	$ 14,800,738	$ 7,760,404
Reinvestment of distributions	8,669	91,070	88,941	903,194
Shares redeemed	(921,033)	(1,274,438)	(10,584,998)	(10,025,868)
Net increase (decrease)	288,402	(234,315)	$ 4,304,681	$ (1,362,270)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	223	2,420	2,285	22,932
Shares redeemed	(21,413)	(76,755)	(253,213)	(593,994)
Net increase (decrease)	(21,190)	(74,335)	$ (250,928)	$ (571,062)
Service Class 2
Shares sold	5,982,342	1,276,261	$ 68,800,696	$ 9,920,540
Reinvestment of distributions	2,296	18,182	23,352	186,016
Shares redeemed	(439,333)	(738,205)	(5,143,499)	(6,212,786)
Net increase (decrease)	5,545,305	556,238	$ 63,680,549	$ 3,893,770
Investor Class
Shares sold	1,185,416	1,144,876	$ 14,616,926	$ 9,684,422
Reinvestment of distributions	7,404	69,851	75,744	696,304
Shares redeemed	(543,545)	(903,755)	(6,305,017)	(7,066,444)
Net increase (decrease)	649,275	310,972	$ 8,387,653	$ 3,314,282

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 87% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPRE-SANN-0810
1.787989.107

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.72%
Actual		$ 1,000.00	$ 933.20	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Investor Class	.81%
Actual		$ 1,000.00	$ 932.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	14.5	8.2
Microsoft Corp.	5.9	9.0
Oracle Corp.	4.0	3.7
Google, Inc. Class A	4.0	6.4
Cisco Systems, Inc.	3.8	3.5
Hewlett-Packard Co.	2.6	3.7
Salesforce.com, Inc.	2.4	1.7
BMC Software, Inc.	1.7	1.9
Trimble Navigation Ltd.	1.6	1.2
Intel Corp.	1.4	1.3
	41.9
Top Industries (% of fund's net assets)
As of June 30, 2010
Software	29.3%
Computers & Peripherals	21.6%
Semiconductors & Semiconductor Equipment	14.3%
Internet Software & Services	10.0%
Communications Equipment	9.7%
All Others*	15.1%

As of December 31, 2009
Software	26.6%
Computers & Peripherals	16.3%
Semiconductors & Semiconductor Equipment	15.1%
Internet Software & Services	14.1%
Communications Equipment	9.8%
All Others*	18.1%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc.	6,900	$ 164,427
CHEMICALS - 0.5%
Commodity Chemicals - 0.2%
STR Holdings, Inc. (c)	15,200	285,760
Diversified Chemicals - 0.2%
DC Chemical Co. Ltd.	989	199,127
Specialty Chemicals - 0.1%
Shin-Etsu Chemical Co., Ltd.	2,700	125,558
TOTAL CHEMICALS		610,445
COMMUNICATIONS EQUIPMENT - 9.6%
Communications Equipment - 9.6%
Acme Packet, Inc. (a)	28,200	758,016
Adtran, Inc.	12,700	346,329
Aruba Networks, Inc. (a)	900	12,816
Brocade Communications Systems, Inc. (a)	100	516
Ciena Corp. (a)	5,200	65,936
Cisco Systems, Inc. (a)	230,137	4,904,219
Comverse Technology, Inc. (a)	12,970	101,166
F5 Networks, Inc. (a)	14,818	1,016,070
Finisar Corp. (a)(c)	5,600	83,440
Infinera Corp. (a)	13,800	88,734
JDS Uniphase Corp. (a)	26,000	255,840
Juniper Networks, Inc. (a)	48,700	1,111,334
Motorola, Inc. (a)	2,400	15,648
Netronix, Inc. (a)	24,000	56,782
Polycom, Inc. (a)	15,500	461,745
QUALCOMM, Inc.	19,934	654,633
Research In Motion Ltd. (a)	16,200	798,012
Riverbed Technology, Inc. (a)	29,100	803,742
Sandvine Corp. (a)	185,700	355,857
Sandvine Corp. (U.K.) (a)	100,288	186,789
Sonus Networks, Inc. (a)	5,300	14,363
Tekelec (a)	9,000	119,160
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	14,100	155,382
		12,366,529
COMPUTERS & PERIPHERALS - 21.6%
Computer Hardware - 18.6%
3PAR, Inc. (a)	18,000	167,580
Apple, Inc. (a)	74,345	18,700,001
Hewlett-Packard Co.	78,717	3,406,872
HTC Corp.	109,000	1,441,096
Stratasys, Inc. (a)(c)	13,110	321,982
		24,037,531
Computer Storage & Peripherals - 3.0%
Chicony Electronics Co. Ltd.	11,267	24,863
EMC Corp. (a)	40,300	737,490

	Shares	Value
Imagination Technologies Group PLC (a)	41,200	$ 171,181
Isilon Systems, Inc. (a)	35,409	454,652
NetApp, Inc. (a)	10,400	388,024
Netezza Corp. (a)	1,600	21,888
Qisda Corp. (a)	172,000	84,341
SanDisk Corp. (a)	35,019	1,473,249
Seagate Technology (a)	4,200	54,768
Synaptics, Inc. (a)(c)	14,400	396,000
Western Digital Corp. (a)	2,000	60,320
		3,866,776
TOTAL COMPUTERS & PERIPHERALS		27,904,307
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	18,638
Promethean World PLC (a)	47,200	127,214
		145,852
Specialized Consumer Services - 0.2%
Coinstar, Inc. (a)	6,700	287,899
TOTAL DIVERSIFIED CONSUMER SERVICES		433,751
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
A123 Systems, Inc.	500	4,715
Acuity Brands, Inc.	6,716	244,328
centrotherm photovoltaics AG (a)	4,300	144,978
Energy Conversion Devices, Inc. (a)(c)	2,100	8,610
First Solar, Inc. (a)	86	9,789
GT Solar International, Inc. (a)	101,400	567,840
JA Solar Holdings Co. Ltd. ADR (a)	3,100	14,415
Roth & Rau AG (a)	3,600	97,490
SunPower Corp. Class B (a)	1,042	11,254
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	600	5,502
Trina Solar Ltd. ADR (a)(c)	31,300	540,864
		1,649,785
ELECTRONIC EQUIPMENT & COMPONENTS - 6.6%
Electronic Components - 2.0%
Amphenol Corp. Class A	300	11,784
BYD Co. Ltd. (H Shares)	63,500	467,070
Cando Corp. (a)	447,842	291,532
Corning, Inc.	74,200	1,198,330
DTS, Inc. (a)	4,400	144,628
Prime View International Co. Ltd. (a)	70,000	84,548
Prime View International Co. Ltd. sponsored GDR (a)(d)	1,000	12,309
Universal Display Corp. (a)(c)	13,600	244,528
Vishay Intertechnology, Inc. (a)	16,500	127,710
		2,582,439
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	30,700	$ 872,801
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	8,400	15
Chroma ATE, Inc.	218,132	415,303
Comverge, Inc. (a)	1,211	10,851
Coretronic Corp.	54,000	78,887
Itron, Inc. (a)	2,000	123,640
National Instruments Corp.	17,637	560,504
		2,062,001
Electronic Manufacturing Services - 1.6%
Ju Teng International Holdings Ltd.	104,000	63,847
Multi-Fineline Electronix, Inc. (a)	411	10,259
Trimble Navigation Ltd. (a)	72,485	2,029,580
		2,103,686
Technology Distributors - 1.4%
Digital China Holdings Ltd. (H Shares)	453,000	692,099
Inspur International Ltd.	411,000	36,409
Supreme Electronics Co. Ltd.	177,000	126,653
Synnex Technology International Corp.	185,800	400,329
WPG Holding Co. Ltd.	294,000	539,531
		1,795,021
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,543,147
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR	300	3,153
Golden Meditech Holdings Ltd. (a)	262,000	50,573
Mingyuan Medicare Development Co. Ltd.	200,000	22,332
		76,058
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	400,778
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		476,836
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	100	2,613
Cerner Corp. (a)	5,500	417,395
		420,008

	Shares	Value
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Sharp Corp.	31,000	$ 327,063
Sony Corp. sponsored ADR	2,400	64,032
		391,095
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	129,000	24,365
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	9,300	1,016,118
Overstock.com, Inc. (a)(c)	9,800	177,086
Priceline.com, Inc. (a)	3,288	580,464
		1,773,668
INTERNET SOFTWARE & SERVICES - 10.0%
Internet Software & Services - 10.0%
Akamai Technologies, Inc. (a)	40,100	1,626,857
Alibaba.com Ltd. (c)	201,500	397,594
Art Technology Group, Inc. (a)	31,503	107,740
Baidu.com, Inc. sponsored ADR (a)	13,300	905,464
Constant Contact, Inc. (a)	9,500	202,635
DealerTrack Holdings, Inc. (a)	1,500	24,675
eBay, Inc. (a)	64,500	1,264,845
Google, Inc. Class A (a)	11,500	5,116,925
GREE, Inc.	6,100	487,206
Internap Network Services Corp. (a)	16,500	68,805
LivePerson, Inc. (a)	21,500	147,490
Local.com Corp. (a)	9,700	66,348
LogMeIn, Inc.	6,691	175,505
Mercadolibre, Inc. (a)(c)	11,900	625,345
ModusLink Global Solutions, Inc. (a)	15,000	90,450
Open Text Corp. (a)	13,600	511,014
OpenTable, Inc. (a)	100	4,147
Rackspace Hosting, Inc. (a)	9,300	170,562
Tencent Holdings Ltd.	6,700	111,004
VistaPrint Ltd. (a)	14,100	669,609
Vocus, Inc. (a)	10,000	152,800
		12,927,020
IT SERVICES - 2.0%
Data Processing & Outsourced Services - 0.9%
Amadeus IT Holding SA Class A (a)	27,000	425,769
hiSoft Technology International Ltd. ADR	6,600	68,640
Teletech Holdings, Inc. (a)	4,994	64,373
Visa, Inc. Class A	9,100	643,825
		1,202,607
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	15,367	593,935
Atos Origin SA (a)	4,634	186,061
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
China Information Security Technology, Inc. (a)	83	$ 432
Cognizant Technology Solutions Corp. Class A (a)	2,800	140,168
RightNow Technologies, Inc. (a)	29,600	464,424
		1,385,020
TOTAL IT SERVICES		2,587,627
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Meyer Burger Technology AG (a)(c)	9,450	232,765
Shin Zu Shing Co. Ltd.	44,302	132,921
		365,686
MEDIA - 0.2%
Advertising - 0.2%
AirMedia Group, Inc. ADR (a)	66,700	208,104
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	342
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
China Real Estate Information Corp. ADR (c)	51,300	407,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.3%
Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (a)	35,695	196,679
ASM International NV unit (a)	5,900	115,345
ASML Holding NV	51,700	1,420,199
ATMI, Inc. (a)	4,500	65,880
Cymer, Inc. (a)	12,100	363,484
Lam Research Corp. (a)	15,400	586,124
LTX-Credence Corp. (a)	51,715	146,353
MEMC Electronic Materials, Inc. (a)	10,000	98,800
Photronics, Inc. (a)	9,700	43,844
Sumco Corp. (a)	8,200	135,931
Tessera Technologies, Inc. (a)	11,100	178,155
Varian Semiconductor Equipment Associates, Inc. (a)	20,100	576,066
		3,926,860
Semiconductors - 11.3%
Advanced Micro Devices, Inc. (a)	67,900	497,028
Applied Micro Circuits Corp. (a)	21,300	223,224
Atmel Corp. (a)	46,900	225,120
Avago Technologies Ltd.	34,200	720,252
Broadcom Corp. Class A	36,600	1,206,702
Cavium Networks, Inc. (a)	41,891	1,097,125
Cree, Inc. (a)	12,660	759,980
Cypress Semiconductor Corp. (a)	33,100	332,324

	Shares	Value
Fairchild Semiconductor International, Inc. (a)	29,000	$ 243,890
Global Unichip Corp.	36,994	132,852
Hittite Microwave Corp. (a)	11,521	515,450
Hynix Semiconductor, Inc. (a)	830	16,759
Infineon Technologies AG (a)	60,364	348,904
Inotera Memories, Inc. (a)	226,447	124,930
Intel Corp.	91,800	1,785,510
International Rectifier Corp. (a)	20,500	381,505
Intersil Corp. Class A	10,300	124,733
Jinkosolar Holdings Co. Ltd. ADR	28,400	275,480
LSI Corp. (a)	1,800	8,280
Marvell Technology Group Ltd. (a)	54,095	852,537
MediaTek, Inc.	1,006	13,979
Micron Technology, Inc. (a)	153,600	1,304,064
Microsemi Corp. (a)	900	13,167
Monolithic Power Systems, Inc. (a)	6,900	123,234
Netlogic Microsystems, Inc. (a)(c)	9,000	244,800
NVIDIA Corp. (a)	102,800	1,049,588
Power Integrations, Inc.	10,714	344,937
Radiant Opto-Electronics Corp.	60,470	81,083
Rambus, Inc. (a)	11,300	197,976
Silicon Laboratories, Inc. (a)	300	12,168
Skyworks Solutions, Inc. (a)	15,530	260,749
Spreadtrum Communications, Inc. ADR (a)(c)	46,000	379,040
Standard Microsystems Corp. (a)	16,500	384,120
TriQuint Semiconductor, Inc. (a)	28,300	172,913
Volterra Semiconductor Corp. (a)	2,000	46,120
YoungTek Electronics Corp.	17,000	36,028
		14,536,551
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,463,411
SOFTWARE - 29.3%
Application Software - 12.3%
Adobe Systems, Inc. (a)	2,400	63,432
ANSYS, Inc. (a)	3,700	150,109
AsiaInfo Holdings, Inc. (a)	6,300	137,718
Autodesk, Inc. (a)	61,000	1,485,960
Autonomy Corp. PLC (a)	21,200	577,704
Citrix Systems, Inc. (a)	33,700	1,423,151
Concur Technologies, Inc. (a)	23,000	981,640
Dassault Systemes SA sponsored ADR	2,600	156,910
Epicor Software Corp. (a)	31,295	250,047
Gameloft (a)	32,800	146,477
Informatica Corp. (a)	48,900	1,167,732
Intuit, Inc. (a)	4,300	149,511
JDA Software Group, Inc. (a)	16,043	352,625
Kenexa Corp. (a)	11,600	139,200
Kingdee International Software Group Co. Ltd.	2,824,000	1,063,988
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Longtop Financial Technologies Ltd. ADR (a)	10,200	$ 330,480
Magma Design Automation, Inc. (a)	54,000	153,360
Manhattan Associates, Inc. (a)	2,888	79,564
MicroStrategy, Inc. Class A (a)	901	67,656
Nuance Communications, Inc. (a)	44,000	657,800
Parametric Technology Corp. (a)	39,768	623,165
Pegasystems, Inc.	4,300	138,073
Salesforce.com, Inc. (a)	35,700	3,063,774
Smith Micro Software, Inc. (a)	23,000	218,730
SolarWinds, Inc. (a)	500	8,020
SuccessFactors, Inc. (a)	28,100	584,199
Synchronoss Technologies, Inc. (a)	15,352	291,227
Taleo Corp. Class A (a)	32,000	777,280
TeleNav, Inc.	19,500	163,605
TIBCO Software, Inc. (a)	22,200	267,732
Verint Systems, Inc. (a)	9,300	214,644
		15,885,513
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	14,400	151,056
Changyou.com Ltd. (A Shares) ADR (a)(c)	13,000	336,180
Giant Interactive Group, Inc. ADR	10,489	72,164
NCsoft Corp.	7,514	1,236,850
Neowiz Games Corp.	4,865	161,280
Nintendo Co. Ltd. ADR	8,200	305,630
Perfect World Co. Ltd. sponsored ADR Class B (a)	15,200	334,552
Rosetta Stone, Inc. (a)	1,100	25,256
		2,622,968
Systems Software - 15.0%
Ariba, Inc. (a)	54,192	863,279
BMC Software, Inc. (a)	62,000	2,147,060
CommVault Systems, Inc. (a)	700	15,750
Fortinet, Inc.	4,300	70,692
Insyde Software Corp.	48,206	150,849
Microsoft Corp.	330,125	7,596,176
Oracle Corp.	243,000	5,214,780
Red Hat, Inc. (a)	49,900	1,444,106
Rovi Corp. (a)	13,619	516,296
TeleCommunication Systems, Inc. Class A (a)	20,600	85,284
VMware, Inc. Class A (a)	18,800	1,176,692
		19,280,964
TOTAL SOFTWARE		37,789,445
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	1,800	80,100

	Shares	Value
Crown Castle International Corp. (a)	2,000	$ 74,520
SBA Communications Corp. Class A (a)	2,200	74,822
Sprint Nextel Corp. (a)	116,900	495,656
Syniverse Holdings, Inc. (a)	14,543	297,404
		1,022,502
TOTAL COMMON STOCKS (Cost $114,263,254)		128,530,335
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $157,875)	$ 150,000	119,715
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	971,804	971,804
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	3,884,625	3,884,625
TOTAL MONEY MARKET FUNDS (Cost $4,856,429)		4,856,429
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $119,277,558)	133,506,479
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(4,425,694)
NET ASSETS - 100%	$ 129,080,785
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,309 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,328
Fidelity Securities Lending Cash Central Fund	22,926
Total	$ 24,254
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 128,530,335	$ 115,648,648	$ 12,881,687	$ -
Convertible Bonds	119,715	-	119,715	-
Money Market Funds	4,856,429	4,856,429	-	-
Total Investments in Securities:	$ 133,506,479	$ 120,505,077	$ 13,001,402	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.8%
Cayman Islands	3.2%
Taiwan	3.2%
China	2.4%
Canada	1.4%
Korea (South)	1.3%
Bermuda	1.2%
Netherlands	1.2%
Japan	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $17,998,325 of which $15,064,221 and $2,934,104 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,730,486) - See accompanying schedule: Unaffiliated issuers (cost $114,421,129)	$ 128,650,050
Fidelity Central Funds (cost $4,856,429)	4,856,429
Total Investments (cost $119,277,558)		$ 133,506,479
Receivable for investments sold		95,930
Dividends receivable		10,043
Interest receivable		61
Distributions receivable from Fidelity Central Funds		4,008
Other receivables		2,941
Total assets		133,619,462

Liabilities
Payable for investments purchased	$ 202,783
Payable for fund shares redeemed	338,505
Accrued management fee	64,416
Other affiliated payables	16,315
Other payables and accrued expenses	32,033
Collateral on securities loaned, at value	3,884,625
Total liabilities		4,538,677

Net Assets		$ 129,080,785
Net Assets consist of:
Paid in capital		$ 125,965,472
Accumulated net investment loss		(363,125)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,750,543)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,228,981
Net Assets		$ 129,080,785

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($72,296,708 ÷ 8,773,878 shares)	$ 8.24

Investor Class: Net Asset Value, offering price and redemption price per share ($56,784,077 ÷ 6,924,873 shares)	$ 8.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 179,472
Interest		186
Income from Fidelity Central Funds (including $22,926 from security lending)		24,254
Total income		203,912

Expenses
Management fee	$ 423,675
Transfer agent fees	82,707
Accounting and security lending fees	29,824
Custodian fees and expenses	16,184
Independent trustees' compensation	414
Audit	17,981
Legal	238
Miscellaneous	6,324
Total expenses before reductions	577,347
Expense reductions	(10,310)	567,037
Net investment income (loss)		(363,125)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,868,775
Foreign currency transactions	10,149
Total net realized gain (loss)		7,878,924
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,560,914)
Assets and liabilities in foreign currencies	59
Total change in net unrealized appreciation (depreciation)		(17,560,855)
Net gain (loss)		(9,681,931)
Net increase (decrease) in net assets resulting from operations		$ (10,045,056)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (363,125)	$ 78,876
Net realized gain (loss)	7,878,924	6,519,468
Change in net unrealized appreciation (depreciation)	(17,560,855)	49,267,160
Net increase (decrease) in net assets resulting from operations	(10,045,056)	55,865,504
Distributions to shareholders from net investment income	-	(143,352)
Share transactions - net increase (decrease)	(13,133,579)	58,132,204
Redemption fees	47,917	54,256
Total increase (decrease) in net assets	(23,130,718)	113,908,612

Net Assets
Beginning of period	152,211,503	38,302,891
End of period (including accumulated net investment loss of $363,125 and undistributed net investment income of $0, respectively)	$ 129,080,785	$ 152,211,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 4.51	$ 11.02	$ 10.37	$ 10.35	$ 9.37
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.01	(.05)	(.04)	(.02)
Net realized and unrealized gain (loss)	(.57)	4.32	(5.01)	1.52	.88	1.04
Total from investment operations	(.59)	4.33	(5.00)	1.47	.84	1.02
Distributions from net investment income	-	(.01)	(.01)	-	-	(.04)
Distributions from net realized gain	-	-	(1.49)	(.83)	(.83)	-
Total distributions	-	(.01)	(1.51) K	(.83)	(.83)	(.04)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 8.24	$ 8.83	$ 4.51	$ 11.02	$ 10.37	$ 10.35
Total Return B, C, D	(6.68)%	96.02%	(50.77)%	15.36%	8.19%	10.88%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.78%	.81%	.81%	.80%	.79%
Expenses net of fee waivers, if any	.72% A	.78%	.81%	.81%	.80%	.79%
Expenses net of all reductions	.71% A	.76%	.79%	.79%	.77%	.62%
Net investment income (loss)	(.44)% A	.13% H	.19%	(.44)%	(.43)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,297	$ 88,231	$ 25,400	$ 70,788	$ 64,689	$ 78,892
Portfolio turnover rate G	93% A	130%	237%	213%	269%	249%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.51 per share is comprised of distributions from net investment income of $0.011 and distributions from net realized gain of $1.494 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 4.50	$ 10.97	$ 10.34	$ 10.33	$ 9.71
Income from Investment Operations
Net investment income (loss) E	(.02)	- H, K	.01	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(.57)	4.30	(4.99)	1.50	.89	.64
Total from investment operations	(.59)	4.30	(4.98)	1.44	.83	.62
Distributions from net investment income	-	(.01)	(.01)	-	-	-
Distributions from net realized gain	-	-	(1.49)	(.82)	(.83)	-
Total distributions	-	(.01)	(1.49) L	(.82)	(.83)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 8.20	$ 8.79	$ 4.50	$ 10.97	$ 10.34	$ 10.33
Total Return B, C, D	(6.71)%	95.49%	(50.74)%	15.15%	8.10%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	.81% A	.88%	.90%	.93%	.93%	.97% A
Expenses net of fee waivers, if any	.81% A	.88%	.90%	.93%	.93%	.97% A
Expenses net of all reductions	.80% A	.85%	.89%	.91%	.90%	.80% A
Net investment income (loss)	(.53)% A	.03% H	.10%	(.56)%	(.56)%	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,784	$ 63,980	$ 12,903	$ 34,367	$ 15,939	$ 5,809
Portfolio turnover rate G	93% A	130%	237%	213%	269%	249%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.49 per share is comprised of distributions from net investment income of $0.005 and distributions from net realized gain of $1.485 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2009, dividend income has been reduced $130,429 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,482,646
Gross unrealized depreciation	(10,602,593)
Net unrealized appreciation (depreciation)	$ 13,880,053
Tax cost	$ 119,626,426

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,051,545 and $74,507,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 30,690
Investor Class	52,017
$ 82,707

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,985 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $285 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,310 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 95,944
Investor Class	-	47,408
Total	$ -	$ 143,352

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,034,107	5,685,392	$ 9,197,815	$ 36,339,585
Reinvestment of distributions	-	11,274	-	95,944
Shares redeemed	(2,250,397)	(1,334,192)	(19,504,928)	(8,872,724)
Net increase (decrease)	(1,216,290)	4,362,474	$ (10,307,113)	$ 27,562,805
Investor Class
Shares sold	1,478,078	5,536,402	$ 13,151,361	$ 38,178,193
Reinvestment of distributions	-	5,591	-	47,408
Shares redeemed	(1,829,678)	(1,135,168)	(15,977,827)	(7,656,202)
Net increase (decrease)	(351,600)	4,406,825	$ (2,826,466)	$ 30,569,399

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0810
1.817388.105

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	1.00%
Actual		$ 1,000.00	$ 934.00	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 933.80	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	15.1	20.7
Verizon Communications, Inc.	8.7	15.0
American Tower Corp. Class A	8.3	5.7
Sprint Nextel Corp.	6.5	4.5
Qwest Communications International, Inc.	6.2	3.1
Crown Castle International Corp.	6.1	3.2
CenturyTel, Inc.	4.8	0.3
Clearwire Corp. Class A	4.1	2.2
SBA Communications Corp. Class A	3.9	1.8
NII Holdings, Inc.	3.4	2.0
	67.1
Top Industries (% of fund's net assets)
As of June 30, 2010
Diversified Telecommunication Services	45.0%
Wireless Telecommunication Services	43.9%
Media	8.8%
Software	1.1%
Communications Equipment	0.7%
All Others*	0.5%

As of December 31, 2009
Diversified Telecommunication Services	56.1%
Wireless Telecommunication Services	25.5%
Media	11.1%
Software	1.6%
Communications Equipment	0.4%
All Others*	5.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.7%
Communications Equipment - 0.7%
Aruba Networks, Inc. (a)	5	$ 71
Cisco Systems, Inc. (a)	900	19,179
Juniper Networks, Inc. (a)	863	19,694
Nortel Networks Corp. (a)	100	0
Sandvine Corp. (a)	100	192
Sonus Networks, Inc. (a)	1,300	3,523
		42,659
DIVERSIFIED TELECOMMUNICATION SERVICES - 45.0%
Alternative Carriers - 5.8%
Cable & Wireless Worldwide PLC	309	397
Cogent Communications Group, Inc. (a)	1,206	9,141
Global Crossing Ltd. (a)	6,219	65,735
Iliad Group SA	1,102	85,571
Level 3 Communications, Inc. (a)	192	209
PAETEC Holding Corp. (a)	1,700	5,797
tw telecom, inc. (a)	10,633	177,358
		344,208
Integrated Telecommunication Services - 39.2%
AT&T, Inc.	37,083	897,041
BT Group PLC	109	210
Cable & Wireless PLC	309	264
Cbeyond, Inc. (a)	3,550	44,375
CenturyTel, Inc.	8,585	285,966
China Unicom (Hong Kong) Ltd. sponsored ADR	6,800	90,440
Cincinnati Bell, Inc. (a)	4,500	13,545
Deutsche Telekom AG	17	198
FairPoint Communications, Inc. (a)	522	28
Hellenic Telecommunications Organization SA	37	278
Qwest Communications International, Inc.	70,255	368,839
Telenor ASA sponsored ADR	1,150	43,275
Verizon Communications, Inc.	18,300	512,766
Windstream Corp.	6,893	72,790
		2,330,015
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		2,674,223
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Rackspace Hosting, Inc. (a)	1,800	33,012
SAVVIS, Inc. (a)	1	15
		33,027
MEDIA - 8.8%
Cable & Satellite - 8.8%
Comcast Corp. Class A	8,200	142,434
DIRECTV (a)	2,771	93,992

	Shares	Value
Dish TV India Ltd. (a)	112	$ 113
Liberty Global, Inc. Class A (a)	3,266	84,883
Net Servicos de Comunicacao SA sponsored ADR (a)	5,400	50,706
Time Warner Cable, Inc.	1,028	53,538
Virgin Media, Inc.	5,800	96,802
		522,468
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	11	216
TOTAL MEDIA		522,684
SOFTWARE - 1.1%
Application Software - 1.1%
Gameloft (a)	13,414	59,904
Synchronoss Technologies, Inc. (a)	137	2,599
		62,503
WIRELESS TELECOMMUNICATION SERVICES - 43.9%
Wireless Telecommunication Services - 43.9%
American Tower Corp. Class A (a)	11,000	489,500
Axiata Group Bhd (a)	48,700	58,639
Clearwire Corp. Class A (a)	33,731	245,562
Crown Castle International Corp. (a)	9,717	362,055
ICO Global Communications Holdings Ltd. Class A (a)	34,792	56,015
Idea Cellular Ltd. (a)	63	80
Leap Wireless International, Inc. (a)	11,892	154,358
MetroPCS Communications, Inc. (a)	20,478	167,715
MTN Group Ltd.	4,375	57,564
NII Holdings, Inc. (a)	6,281	204,258
NTELOS Holdings Corp.	36	619
SBA Communications Corp. Class A (a)	6,818	231,880
Sprint Nextel Corp. (a)	90,368	383,160
Syniverse Holdings, Inc. (a)	632	12,924
Telephone & Data Systems, Inc.	290	8,813
TIM Participacoes SA sponsored ADR (non-vtg.)	1,100	29,854
VimpelCom Ltd. ADR (a)	3,400	55,012
Vivo Participacoes SA sponsored ADR	2,300	59,616
Vodafone Group PLC sponsored ADR	1,300	26,871
		2,604,495
TOTAL COMMON STOCKS (Cost $6,281,254)		5,939,591
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $512,243)	512,243	$ 512,243
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $6,793,497)	6,451,834
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(514,385)
NET ASSETS - 100%	$ 5,937,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 5,939,591	$ 5,733,937	$ 205,654	$ -
Money Market Funds	512,243	512,243	-	-
Total Investments in Securities:	$ 6,451,834	$ 6,246,180	$ 205,654	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
France	2.4%
Brazil	2.4%
Bermuda	2.0%
Hong Kong	1.5%
Malaysia	1.0%
South Africa	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $2,357,837 of which $1,999,657 and $358,180 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,281,254)	$ 5,939,591
Fidelity Central Funds (cost $512,243)	512,243
Total Investments (cost $6,793,497)		$ 6,451,834
Cash		2
Dividends receivable		5,350
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		3,379
Other receivables		1,047
Total assets		6,461,634

Liabilities
Payable for investments purchased	$ 493,223
Payable for fund shares redeemed	5,632
Accrued management fee	2,714
Other affiliated payables	722
Other payables and accrued expenses	21,894
Total liabilities		524,185

Net Assets		$ 5,937,449
Net Assets consist of:
Paid in capital		$ 8,608,473
Undistributed net investment income		74,660
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,403,877)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(341,807)
Net Assets		$ 5,937,449

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,013,772 ÷ 461,424 shares)	$ 6.53

Investor Class:
Net Asset Value, offering price and redemption price per share ($2,923,677 ÷ 449,082 shares)	$ 6.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 109,457
Interest		3
Income from Fidelity Central Funds		136
Total income		109,596

Expenses
Management fee	$ 18,581
Transfer agent fees	6,641
Accounting fees and expenses	1,294
Custodian fees and expenses	7,684
Independent trustees' compensation	19
Audit	19,856
Legal	10
Miscellaneous	295
Total expenses before reductions	54,380
Expense reductions	(20,314)	34,066
Net investment income (loss)		75,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	177,160
Foreign currency transactions	(255)
Total net realized gain (loss)		176,905
Change in net unrealized appreciation (depreciation) on: Investment securities	(702,030)
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		(702,013)
Net gain (loss)		(525,108)
Net increase (decrease) in net assets resulting from operations		$ (449,578)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,530	$ 97,649
Net realized gain (loss)	176,905	(126,183)
Change in net unrealized appreciation (depreciation)	(702,013)	2,373,747
Net increase (decrease) in net assets resulting from operations	(449,578)	2,345,213
Distributions to shareholders from net investment income	(17,697)	(105,936)
Share transactions - net increase (decrease)	(854,565)	1,824,836
Redemption fees	4,525	9,387
Total increase (decrease) in net assets	(1,317,315)	4,073,500

Net Assets
Beginning of period	7,254,764	3,181,264
End of period (including undistributed net investment income of $74,660 and undistributed net investment income of $16,827, respectively)	$ 5,937,449	$ 7,254,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.01	$ 4.81	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.05
Net realized and unrealized gain (loss)	(.54)	2.21	(4.53)	(.17)
Total from investment operations	(.46)	2.30	(4.44)	(.12)
Distributions from net investment income	(.02)	(.11)	(.11)	(.05)
Distributions from net realized gain	-	-	-	(.48)
Total distributions	(.02)	(.11)	(.11)	(.53)
Redemption fees added to paid in capital E	- J	.01	- J	.01
Net asset value, end of period	$ 6.53	$ 7.01	$ 4.81	$ 9.36
Total Return B, C, D	(6.60)%	48.00%	(47.41)%	(1.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.70%	2.07%	1.37% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	.98% A	.98%	.99%	1.00% A
Net investment income (loss)	2.32% A	1.55%	1.32%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,014	$ 3,626	$ 1,549	$ 3,956
Portfolio turnover rate G	126% A	167%	203%	160% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 4.80	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.04
Net realized and unrealized gain (loss)	(.54)	2.20	(4.53)	(.17)
Total from investment operations	(.46)	2.29	(4.44)	(.13)
Distributions from net investment income	(.02)	(.11)	(.11)	(.05)
Distributions from net realized gain	-	-	-	(.48)
Total distributions	(.02)	(.11)	(.11)	(.53)
Redemption fees added to paid in capital E	- J	.01	- J	.01
Net asset value, end of period	$ 6.51	$ 6.99	$ 4.80	$ 9.35
Total Return B, C, D	(6.62)%	47.90%	(47.46)%	(1.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.78%	2.15%	1.50% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.09%	1.15% A
Expenses net of all reductions	1.06% A	1.07%	1.08%	1.15% A
Net investment income (loss)	2.23% A	1.47%	1.23%	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,924	$ 3,629	$ 1,632	$ 4,298
Portfolio turnover rate G	126% A	167%	203%	160% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 546,890
Gross unrealized depreciation	(1,069,917)
Net unrealized appreciation (depreciation)	$ (523,027)
Tax cost	$ 6,974,861

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,032,977 and $4,450,556, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,675
Investor Class	3,966
$ 6,641

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $527 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 9,555
Investor Class	1.08%	10,148
		$ 19,703

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $611 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 8,547	$ 52,826
Investor Class	9,150	53,110
Total	$ 17,697	$ 105,936

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	202,946	793,797	$ 1,380,936	$ 4,532,094
Reinvestment of distributions	1,346	7,678	8,547	52,826
Shares redeemed	(260,391)	(605,766)	(1,767,163)	(3,645,605)
Net increase (decrease)	(56,099)	195,709	$ (377,680)	$ 939,315
Investor Class
Shares sold	167,002	754,251	$ 1,136,448	$ 4,408,596
Reinvestment of distributions	1,445	7,742	9,150	53,110
Shares redeemed	(238,774)	(582,365)	(1,622,483)	(3,576,185)
Net increase (decrease)	(70,327)	179,628	$ (476,885)	$ 885,521

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong)
Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0810
1.851007.103

Fidelity® Variable Insurance Products:
Utilities Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.81%
Actual		$ 1,000.00	$ 945.10	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class	.90%
Actual		$ 1,000.00	$ 944.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	10.3	0.0
Public Service Enterprise Group, Inc.	9.3	0.0
American Electric Power Co., Inc.	9.0	8.5
Sempra Energy	8.6	3.8
Entergy Corp.	6.9	5.8
NV Energy, Inc.	5.6	0.0
PG&E Corp.	4.9	8.5
Pinnacle West Capital Corp.	4.9	2.4
CMS Energy Corp.	4.8	4.9
PPL Corp.	4.7	0.0
	69.0
Top Industries (% of fund's net assets)
As of June 30, 2010
Electric Utilities	57.6%
Multi-Utilities	30.1%
Independent Power Producers & Energy Traders	6.6%
Gas Utilities	4.6%
Oil, Gas & Consumable Fuels	0.6%
All Others*	0.5%

As of December 31, 2009
Electric Utilities	41.7%
Multi-Utilities	40.0%
Independent Power Producers & Energy Traders	14.0%
Water Utilities	1.8%
Electronic Equipment & Components	1.5%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
ELECTRIC UTILITIES - 57.6%
Electric Utilities - 57.6%
American Electric Power Co., Inc.	94,721	$ 3,059,488
Entergy Corp.	32,649	2,338,321
FirstEnergy Corp.	43,499	1,532,470
Iberdrola SA	53,400	300,126
ITC Holdings Corp.	30,533	1,615,501
NextEra Energy, Inc.	72,045	3,512,913
NV Energy, Inc.	162,900	1,923,849
Pepco Holdings, Inc.	61,746	968,177
Pinnacle West Capital Corp.	45,700	1,661,652
PPL Corp.	64,800	1,616,760
Southern Co.	33,300	1,108,224
		19,637,481
GAS UTILITIES - 4.6%
Gas Utilities - 4.6%
National Fuel Gas Co. New Jersey	16,118	739,494
Questar Corp.	17,993	818,502
		1,557,996
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.6%
Independent Power Producers & Energy Traders - 6.6%
AES Corp. (a)	107,445	992,792
Calpine Corp. (a)	56,613	720,117
NRG Energy, Inc. (a)	20,758	440,277
RRI Energy, Inc. (a)	27,583	104,540
		2,257,726
MULTI-UTILITIES - 30.1%
Multi-Utilities - 30.1%
Alliant Energy Corp.	3,300	104,742
CMS Energy Corp. (c)	111,600	1,634,940
PG&E Corp.	40,845	1,678,730

	Shares	Value
Public Service Enterprise Group, Inc.	101,338	$ 3,174,920
Sempra Energy	62,173	2,909,075
TECO Energy, Inc.	50,200	756,514
		10,258,921
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Exploration & Production - 0.6%
Canacol Energy Ltd. (a)	256,700	217,021
TOTAL COMMON STOCKS (Cost $34,273,618)		33,929,145
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.20% (d)	72,962	72,962
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	1,700,375	1,700,375
TOTAL MONEY MARKET FUNDS (Cost $1,773,337)		1,773,337
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $36,046,955)		35,702,482
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(1,607,541)
NET ASSETS - 100%		$ 34,094,941
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 198
Fidelity Securities Lending Cash Central Fund	901
Total	$ 1,099
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 33,929,145	$ 33,629,019	$ 300,126	$ -
Money Market Funds	1,773,337	1,773,337	-	-
Total Investments in Securities:	$ 35,702,482	$ 35,402,356	$ 300,126	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $13,093,363 of which $3,279,978 and $9,813,385 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,633,475) - See accompanying schedule: Unaffiliated issuers (cost $34,273,618)	$ 33,929,145
Fidelity Central Funds (cost $1,773,337)	1,773,337
Total Investments (cost $36,046,955)		$ 35,702,482
Receivable for investments sold		1,577,317
Receivable for fund shares sold		4,685
Dividends receivable		79,922
Distributions receivable from Fidelity Central Funds		217
Other receivables		2,307
Total assets		37,366,930

Liabilities
Payable for investments purchased	$ 1,511,108
Payable for fund shares redeemed	19,543
Accrued management fee	16,263
Other affiliated payables	4,121
Other payables and accrued expenses	20,579
Collateral on securities loaned, at value	1,700,375
Total liabilities		3,271,989

Net Assets		$ 34,094,941
Net Assets consist of:
Paid in capital		$ 47,682,192
Undistributed net investment income		501,339
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,744,117)
Net unrealized appreciation (depreciation) on investments		(344,473)
Net Assets		$ 34,094,941

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($18,978,569 ÷ 2,206,026 shares)	$ 8.60

Investor Class: Net Asset Value, offering price and redemption price per share ($15,116,372 ÷ 1,763,830 shares)	$ 8.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 651,426
Income from Fidelity Central Funds		1,099
Total income		652,525

Expenses
Management fee	$ 103,920
Transfer agent fees	22,589
Accounting and security lending fees	7,422
Custodian fees and expenses	3,992
Independent trustees' compensation	104
Audit	18,018
Legal	55
Miscellaneous	1,644
Total expenses before reductions	157,744
Expense reductions	(6,558)	151,186
Net investment income (loss)		501,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,232,699
Foreign currency transactions	(1,493)
Total net realized gain (loss)		1,231,206
Change in net unrealized appreciation (depreciation) on investment securities		(3,793,545)
Net gain (loss)		(2,562,339)
Net increase (decrease) in net assets resulting from operations		$ (2,061,000)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 501,339	$ 1,252,249
Net realized gain (loss)	1,231,206	(6,869,922)
Change in net unrealized appreciation (depreciation)	(3,793,545)	10,129,353
Net increase (decrease) in net assets resulting from operations	(2,061,000)	4,511,680
Distributions to shareholders from net investment income	-	(1,275,840)
Share transactions - net increase (decrease)	(4,457,443)	(12,914,534)
Redemption fees	3,067	10,970
Total increase (decrease) in net assets	(6,515,376)	(9,667,724)

Net Assets
Beginning of period	40,610,317	50,278,041
End of period (including undistributed net investment income of $501,339 and $0, respectively)	$ 34,094,941	$ 40,610,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 8.14	$ 13.09	$ 11.29	$ 9.53	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.12	.25	.20	.21	.24	.17
Net realized and unrealized gain (loss)	(.62)	1.01	(4.86)	2.12	2.76	.71
Total from investment operations	(.50)	1.26	(4.66)	2.33	3.00	.88
Distributions from net investment income	-	(.30)	(.26)	(.25)	(.14)	(.19)
Distributions from net realized gain	-	-	(.03)	(.29)	(1.10)	(.30)
Total distributions	-	(.30)	(.29)	(.54)	(1.24) K	(.49) J
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 8.60	$ 9.10	$ 8.14	$ 13.09	$ 11.29	$ 9.53
Total Return B, C, D	(5.49)%	15.42%	(35.61)%	20.67%	31.79%	9.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.75%	.73%	.81%	.83%
Expenses net of fee waivers, if any	.81% A	.81%	.75%	.73%	.81%	.83%
Expenses net of all reductions	.78% A	.79%	.74%	.73%	.80%	.80%
Net investment income (loss)	2.74% A	3.13%	1.81%	1.65%	2.20%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,979	$ 24,159	$ 31,760	$ 84,105	$ 77,153	$ 36,444
Portfolio turnover rate G	250% A	219%	112%	90%	139%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.295 per share. K Total distributions of $1.24 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.105 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.07	$ 8.12	$ 13.05	$ 11.26	$ 9.52	$ 9.72
Income from Investment Operations
Net investment income (loss) E	.12	.25	.19	.19	.23	.05
Net realized and unrealized gain (loss)	(.62)	.99	(4.84)	2.12	2.75	.24
Total from investment operations	(.50)	1.24	(4.65)	2.31	2.98	.29
Distributions from net investment income	-	(.29)	(.25)	(.24)	(.13)	(.20)
Distributions from net realized gain	-	-	(.03)	(.29)	(1.10)	(.30)
Total distributions	-	(.29)	(.28)	(.53)	(1.24) L	(.49) K
Redemption fees added to paid in capital E	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 8.57	$ 9.07	$ 8.12	$ 13.05	$ 11.26	$ 9.52
Total Return B, C, D	(5.51)%	15.24%	(35.65)%	20.53%	31.56%	2.94%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.92%	.84%	.84%	.96%	1.16% A
Expenses net of fee waivers, if any	.90% A	.92%	.84%	.84%	.96%	1.16% A
Expenses net of all reductions	.87% A	.90%	.84%	.84%	.96%	1.12% A
Net investment income (loss)	2.65% A	3.02%	1.72%	1.53%	2.04%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,116	$ 16,452	$ 18,518	$ 42,196	$ 18,889	$ 1,150
Portfolio turnover rate G	250% A	219%	112%	90%	139%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $1.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,197,332
Gross unrealized depreciation	(2,352,911)
Net unrealized appreciation (depreciation)	$ (1,155,579)

Tax cost	$ 36,858,061

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $45,665,246 and $49,719,799, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 8,982
Investor Class	13,607
$ 22,589

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $594 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $901.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,558 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 770,027
Investor Class	-	505,813
Total	$ -	$ 1,275,840

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	69,804	189,678	$ 628,517	$ 1,639,700
Reinvestment of distributions	-	84,064	-	770,027
Shares redeemed	(518,879)	(1,518,047)	(4,629,767)	(12,048,930)
Net increase (decrease)	(449,075)	(1,244,305)	$ (4,001,250)	$ (9,639,203)
Investor Class
Shares sold	242,361	430,537	$ 2,150,692	$ 3,722,045
Reinvestment of distributions	-	55,401	-	505,813
Shares redeemed	(292,711)	(952,381)	(2,606,885)	(7,503,189)
Net increase (decrease)	(50,350)	(466,443)	$ (456,193)	$ (3,275,331)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0810
1.817394.105

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.85%
Actual		$ 1,000.00	$ 919.80	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 919.70	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 918.50	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 920.70	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.8	4.8
Wells Fargo & Co.	4.7	4.4
Bank of America Corp.	4.4	3.6
Pfizer, Inc.	3.3	3.9
Merck & Co., Inc.	3.1	1.8
Johnson & Johnson	2.9	0.0
Chevron Corp.	2.9	3.7
Verizon Communications, Inc.	2.2	3.3
Procter & Gamble Co.	2.0	0.7
PNC Financial Services Group, Inc.	1.7	1.2
	32.0
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	27.3
Health Care	14.7	10.8
Energy	13.4	18.5
Industrials	11.0	9.8
Consumer Staples	7.8	4.8
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 98.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.1%	** Foreign investments	9.7%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.4%
Johnson Controls, Inc.	4,000	$ 107,480
Household Durables - 2.0%
KB Home	26,200	288,200
Pulte Group, Inc. (a)	15,430	127,760
Stanley Black & Decker, Inc.	2,805	141,709
		557,669
Media - 1.7%
Time Warner Cable, Inc.	5,462	284,461
Time Warner, Inc.	7,100	205,261
		489,722
Specialty Retail - 1.1%
Best Buy Co., Inc.	2,000	67,720
Lowe's Companies, Inc.	8,035	164,075
Staples, Inc.	4,600	87,630
		319,425
TOTAL CONSUMER DISCRETIONARY		1,474,296
CONSUMER STAPLES - 7.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	1,976	95,005
Grupo Modelo SAB de CV Series C	14,500	71,625
The Coca-Cola Co.	7,200	360,864
		527,494
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	9,500	278,540
Kroger Co.	4,300	84,667
Walgreen Co.	3,200	85,440
Winn-Dixie Stores, Inc. (a)	7,500	72,300
		520,947
Food Products - 0.8%
Nestle SA	4,073	196,395
Ralcorp Holdings, Inc. (a)	300	16,440
		212,835
Household Products - 2.0%
Procter & Gamble Co.	9,622	577,128
Personal Products - 0.4%
Avon Products, Inc.	4,300	113,950
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	1,900	120,270
Philip Morris International, Inc.	3,100	142,104
		262,374
TOTAL CONSUMER STAPLES		2,214,728
ENERGY - 13.4%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	6,823	283,632

	Shares	Value
Ensco International Ltd. ADR	2,950	$ 115,876
Halliburton Co.	8,600	211,130
Noble Corp.	3,400	105,094
Smith International, Inc.	2,400	90,360
Transocean Ltd. (a)	1,700	78,761
Weatherford International Ltd. (a)	14,300	187,902
		1,072,755
Oil, Gas & Consumable Fuels - 9.6%
Alpha Natural Resources, Inc. (a)	3,000	101,610
BP PLC sponsored ADR	2,300	66,424
Chevron Corp.	12,200	827,892
Exxon Mobil Corp.	6,900	393,783
Marathon Oil Corp.	11,700	363,753
Massey Energy Co.	2,600	71,110
Occidental Petroleum Corp.	4,600	354,890
Petrohawk Energy Corp. (a)	7,800	132,366
Plains Exploration & Production Co. (a)	4,900	100,989
Royal Dutch Shell PLC Class B ADR	3,800	183,464
Southwestern Energy Co. (a)	3,975	153,594
		2,749,875
TOTAL ENERGY		3,822,630
FINANCIALS - 29.7%
Capital Markets - 2.4%
Franklin Resources, Inc.	1,200	103,428
Morgan Stanley	17,600	408,496
State Street Corp.	4,800	162,336
		674,260
Commercial Banks - 8.7%
BB&T Corp.	8,700	228,897
Huntington Bancshares, Inc.	14,500	80,330
PNC Financial Services Group, Inc.	8,700	491,550
Regions Financial Corp.	21,268	139,943
SVB Financial Group (a)	2,200	90,706
U.S. Bancorp, Delaware	5,300	118,455
Wells Fargo & Co.	52,156	1,335,194
		2,485,075
Consumer Finance - 0.9%
Capital One Financial Corp.	6,300	253,890
Diversified Financial Services - 11.3%
Bank of America Corp.	86,512	1,243,177
Citigroup, Inc. (a)	119,500	449,320
JPMorgan Chase & Co.	37,196	1,361,745
KKR Financial Holdings LLC	11,600	86,536
Moody's Corp.	3,500	69,720
		3,210,498
Insurance - 4.3%
ACE Ltd.	2,234	115,006
Aegon NV unit (a)	18,376	97,025
Allstate Corp.	5,985	171,949
Everest Re Group Ltd.	1,300	91,936
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	18,373	$ 240,135
Lincoln National Corp.	4,100	99,589
MetLife, Inc.	4,200	158,592
Old Republic International Corp.	5,300	64,289
Unum Group	4,300	93,310
XL Capital Ltd. Class A	5,500	88,055
		1,219,886
Real Estate Investment Trusts - 0.9%
ProLogis Trust	3,800	38,494
Public Storage	1,200	105,492
SL Green Realty Corp.	1,900	104,576
		248,562
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	20,100	273,561
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	8,700	62,988
TOTAL FINANCIALS		8,428,720
HEALTH CARE - 14.7%
Biotechnology - 2.0%
Amgen, Inc. (a)	6,800	357,680
Biogen Idec, Inc. (a)	3,100	147,095
Gilead Sciences, Inc. (a)	1,700	58,276
		563,051
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	1,300	100,789
Covidien PLC	5,782	232,321
Stryker Corp.	1,500	75,090
		408,200
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	6,400	96,000
CIGNA Corp.	4,100	127,346
Humana, Inc. (a)	4,500	205,515
		428,861
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	1,100	53,955
Pharmaceuticals - 9.6%
Johnson & Johnson	14,063	830,561
Merck & Co., Inc.	24,800	867,256
Pfizer, Inc.	65,320	931,463
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,600	83,184
		2,712,464
TOTAL HEALTH CARE		4,166,531

	Shares	Value
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
Goodrich Corp.	1,600	$ 106,000
Honeywell International, Inc.	2,900	113,187
Precision Castparts Corp.	600	61,752
United Technologies Corp.	3,900	253,149
		534,088
Building Products - 1.1%
Masco Corp.	19,500	209,820
Owens Corning (a)	3,300	98,703
		308,523
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	2,800	89,964
Republic Services, Inc.	4,045	120,258
		210,222
Construction & Engineering - 0.8%
Fluor Corp.	2,900	123,250
KBR, Inc.	4,700	95,598
		218,848
Electrical Equipment - 0.2%
Regal-Beloit Corp.	1,300	72,514
Industrial Conglomerates - 1.7%
General Electric Co.	24,200	348,964
Textron, Inc.	9,040	153,409
		502,373
Machinery - 2.2%
Caterpillar, Inc.	1,700	102,119
Cummins, Inc.	1,480	96,392
Ingersoll-Rand Co. Ltd.	9,700	334,553
Navistar International Corp. (a)	1,820	89,544
		622,608
Road & Rail - 2.2%
CSX Corp.	4,900	243,187
Union Pacific Corp.	5,400	375,354
		618,541
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	1,500	50,505
TOTAL INDUSTRIALS		3,138,222
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	11,000	234,410
Juniper Networks, Inc. (a)	3,000	68,460
		302,870
Computers & Peripherals - 1.4%
Hewlett-Packard Co.	9,500	411,160
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	3,150	89,555
Avnet, Inc. (a)	7,254	174,894
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	13,000	$ 72,800
Tyco Electronics Ltd.	5,582	141,671
		478,920
Internet Software & Services - 0.5%
eBay, Inc. (a)	7,800	152,958
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	10,300	123,806
KLA-Tencor Corp.	7,700	214,676
Lam Research Corp. (a)	5,900	224,554
		563,036
TOTAL INFORMATION TECHNOLOGY		1,908,944
MATERIALS - 2.7%
Chemicals - 1.1%
Celanese Corp. Class A	2,500	62,275
Dow Chemical Co.	10,600	251,432
		313,707
Construction Materials - 0.3%
HeidelbergCement AG	2,125	100,967
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	4,066	107,546
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (c)	2,600	69,576
Freeport-McMoRan Copper & Gold, Inc.	950	56,174
Newcrest Mining Ltd.	1,830	53,358
		179,108
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	2,195	77,264
TOTAL MATERIALS		778,592
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.4%
Qwest Communications International, Inc.	11,900	62,475
Verizon Communications, Inc.	22,000	616,440
		678,915
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	57,700	244,648
TOTAL TELECOMMUNICATION SERVICES		923,563

	Shares	Value
UTILITIES - 4.4%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	5,400	$ 174,420
Entergy Corp.	2,100	150,402
FirstEnergy Corp.	4,500	158,535
NextEra Energy, Inc.	3,600	175,536
PPL Corp.	4,800	119,760
		778,653
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	5,400	49,896
Multi-Utilities - 1.5%
Alliant Energy Corp.	3,400	107,916
CMS Energy Corp.	9,100	133,315
PG&E Corp.	4,600	189,060
		430,291
TOTAL UTILITIES		1,258,840
TOTAL COMMON STOCKS (Cost $33,512,903)		28,115,066
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.20% (d)	346,443	346,443
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	56,500	56,500
TOTAL MONEY MARKET FUNDS (Cost $402,943)		402,943
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $33,915,846)		28,518,009
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(86,165)
NET ASSETS - 100%		$ 28,431,844
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	197
Total	$ 360
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,474,296	$ 1,474,296	$ -	$ -
Consumer Staples	2,214,728	1,923,328	291,400	-
Energy	3,822,630	3,822,630	-	-
Financials	8,428,720	8,428,720	-	-
Health Care	4,166,531	4,166,531	-	-
Industrials	3,138,222	3,138,222	-	-
Information Technology	1,908,944	1,908,944	-	-
Materials	778,592	624,267	154,325	-
Telecommunication Services	923,563	923,563	-	-
Utilities	1,258,840	1,258,840	-	-
Money Market Funds	402,943	402,943	-	-
Total Investments in Securities:	$ 28,518,009	$ 28,072,284	$ 445,725	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $23,281,217 of which $11,835,995 and $11,445,222 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,520) - See accompanying schedule: Unaffiliated issuers (cost $33,512,903)	$ 28,115,066
Fidelity Central Funds (cost $402,943)	402,943
Total Investments (cost $33,915,846)		$ 28,518,009
Cash		681
Receivable for investments sold		171,315
Receivable for fund shares sold		300
Dividends receivable		31,091
Distributions receivable from Fidelity Central Funds		43
Receivable from investment adviser for expense reductions		1,089
Other receivables		391
Total assets		28,722,919

Liabilities
Payable for investments purchased	$ 164,280
Payable for fund shares redeemed	6,989
Accrued management fee	14,085
Distribution fees payable	404
Other affiliated payables	3,854
Other payables and accrued expenses	44,963
Collateral on securities loaned, at value	56,500
Total liabilities		291,075

Net Assets		$ 28,431,844
Net Assets consist of:
Paid in capital		$ 57,878,541
Undistributed net investment income		114,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,143,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,418,181)
Net Assets		$ 28,431,844

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($9,937,629 ÷ 1,147,400 shares)	$ 8.66

Service Class: Net Asset Value, offering price and redemption price per share ($482,755 ÷ 55,794 shares)	$ 8.65

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,621,397 ÷ 188,019 shares)	$ 8.62

Investor Class: Net Asset Value, offering price and redemption price per share ($16,390,063 ÷ 1,895,447 shares)	$ 8.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 273,825
Interest		2
Income from Fidelity Central Funds		360
Total income		274,187

Expenses
Management fee	$ 92,210
Transfer agent fees	21,845
Distribution fees	2,588
Accounting and security lending fees	6,457
Custodian fees and expenses	7,751
Independent trustees' compensation	93
Audit	21,006
Legal	50
Miscellaneous	1,466
Total expenses before reductions	153,466
Expense reductions	(3,983)	149,483
Net investment income (loss)		124,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	621,863
Foreign currency transactions	(383)
Total net realized gain (loss)		621,480
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,205,013)
Assets and liabilities in foreign currencies	(288)
Total change in net unrealized appreciation (depreciation)		(3,205,301)
Net gain (loss)		(2,583,821)
Net increase (decrease) in net assets resulting from operations		$ (2,459,117)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,704	$ 524,359
Net realized gain (loss)	621,480	(8,606,449)
Change in net unrealized appreciation (depreciation)	(3,205,301)	16,401,505
Net increase (decrease) in net assets resulting from operations	(2,459,117)	8,319,415
Distributions to shareholders from net investment income	(17,924)	(567,198)
Share transactions - net increase (decrease)	(3,599,478)	(18,654,274)
Total increase (decrease) in net assets	(6,076,519)	(10,902,057)

Net Assets
Beginning of period	34,508,363	45,410,420
End of period (including undistributed net investment income of $114,961 and undistributed net investment income of $8,181, respectively)	$ 28,431,844	$ 34,508,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 7.49	$ 13.89	$ 14.82	$ 13.30	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.04	.12	.20	.20	.15	.13
Net realized and unrealized gain (loss)	(.79)	1.97	(6.39)	.48	1.86	1.11
Total from investment operations	(.75)	2.09	(6.19)	.68	2.01	1.24
Distributions from net investment income	(.01)	(.16)	(.19)	(.21)	(.13)	(.07)
Distributions from net realized gain	-	-	(.02)	(1.40)	(.37)	(.16)
Total distributions	(.01)	(.16)	(.21)	(1.61)	(.49) J	(.22) I
Net asset value, end of period	$ 8.66	$ 9.42	$ 7.49	$ 13.89	$ 14.82	$ 13.30
Total Return B,C,D	(8.02)%	27.91%	(44.61)%	4.56%	15.18%	10.18%
Ratios to Average Net Assets F,H
Expenses before reductions	.88%A	.89%	.81%	.80%	.84%	.98%
Expenses net of fee waivers, if any	.85%A	.85%	.81%	.80%	.84%	.85%
Expenses net of all reductions	.85%A	.85%	.81%	.80%	.83%	.81%
Net investment income (loss)	.82%A	1.48%	1.79%	1.27%	1.09%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,938	$ 12,826	$ 18,847	$ 30,300	$ 42,725	$ 37,465
Portfolio turnover rate G	71% A	58%	95%	98%	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reduction from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 7.48	$ 13.86	$ 14.80	$ 13.28	$ 12.26
Income from Investment Operations
Net investment income (loss) E	.03	.11	.19	.18	.14	.10
Net realized and unrealized gain (loss)	(.78)	1.96	(6.38)	.48	1.86	1.13
Total from investment operations	(.75)	2.07	(6.19)	.66	2.00	1.23
Distributions from net investment income	(.01)	(.14)	(.17)	(.20)	(.12)	(.05)
Distributions from net realized gain	-	-	(.02)	(1.40)	(.37)	(.16)
Total distributions	(.01)	(.14)	(.19)	(1.60)	(.48) J	(.21) I
Net asset value, end of period	$ 8.65	$ 9.41	$ 7.48	$ 13.86	$ 14.80	$ 13.28
Total Return B,C,D	(8.03)%	27.80%	(44.69)%	4.43%	15.11%	10.10%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.97%	.90%	.89%	.93%	1.42%
Expenses net of fee waivers, if any	.95% A	.95%	.90%	.89%	.93%	.97%
Expenses net of all reductions	.95% A	.95%	.90%	.89%	.93%	.93%
Net investment income (loss)	.72% A	1.38%	1.70%	1.18%	1.00%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 483	$ 677	$ 956	$ 2,577	$ 2,458	$ 2,137
Portfolio turnover rate G	71% A	58%	95%	98%	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.155 per share. J Total distributions of $.48 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 7.46	$ 13.80	$ 14.75	$ 13.25	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.03	.10	.18	.15	.12	.08
Net realized and unrealized gain (loss)	(.79)	1.96	(6.35)	.48	1.84	1.13
Total from investment operations	(.76)	2.06	(6.17)	.63	1.96	1.21
Distributions from net investment income	(.01)	(.13)	(.15)	(.18)	(.10)	(.04)
Distributions from net realized gain	-	-	(.02)	(1.40)	(.37)	(.16)
Total distributions	(.01)	(.13)	(.17)	(1.58)	(.46) J	(.19) I
Net asset value, end of period	$ 8.62	$ 9.39	$ 7.46	$ 13.80	$ 14.75	$ 13.25
Total Return B,C,D	(8.15)%	27.70%	(44.77)%	4.22%	14.86%	9.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.12%	1.05%	1.07%	1.14%	1.60%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.05%	1.07%	1.10%	1.12%
Expenses net of all reductions	1.10% A	1.10%	1.05%	1.06%	1.09%	1.08%
Net investment income (loss)	.57% A	1.23%	1.55%	1.01%	.83%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,621	$ 1,756	$ 2,001	$ 5,724	$ 4,467	$ 2,957
Portfolio turnover rate G	71% A	58%	95%	98%	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.155 per share. J Total distributions of $.46 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.365 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 7.48	$ 13.87	$ 14.81	$ 13.30	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.04	.11	.19	.18	.14	.05
Net realized and unrealized gain (loss)	(.78)	1.96	(6.38)	.48	1.86	.61
Total from investment operations	(.74)	2.07	(6.19)	.66	2.00	.66
Distributions from net investment income	(.01)	(.15)	(.18)	(.20)	(.12)	(.05)
Distributions from net realized gain	-	-	(.02)	(1.40)	(.37)	(.03)
Total distributions	(.01)	(.15)	(.20)	(1.60)	(.49) K	(.08) J
Net asset value, end of period	$ 8.65	$ 9.40	$ 7.48	$ 13.87	$ 14.81	$ 13.30
Total Return B,C,D	(7.93)%	27.72%	(44.67)%	4.41%	15.06%	5.20%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	.97%	.90%	.91%	.97%	1.15% A
Expenses net of fee waivers, if any	.93% A	.93%	.90%	.91%	.97%	1.00% A
Expenses net of all reductions	.93% A	.93%	.90%	.91%	.96%	.96% A
Net investment income (loss)	.74% A	1.40%	1.71%	1.16%	.96%	.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,390	$ 19,249	$ 23,606	$ 39,614	$ 28,274	$ 4,279
Portfolio turnover rate G	71% A	58%	95%	98%	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies -continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,020,732
Gross unrealized depreciation	(8,633,021)
Net unrealized appreciation (depreciation)	$ (6,612,289)

Tax cost	$ 35,130,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,500,954 and $15,195,093, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 314
Service Class 2	2,274
$ 2,588

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,706
Service Class	244
Service Class 2	628
Investor Class	15,267
$ 21,845

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $761 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

Semiannual Report

7. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.85%	$ 1,628
Service Class	.95%	26
Service Class 2	1.10%	2
Investor Class	.93%	1,447
		$ 3,103

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $880 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 6,657	$ 219,670
Service Class	342	10,712
Service Class 2	951	24,668
Investor Class	9,974	312,148
Total	$ 17,924	$ 567,198

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	62,204	239,960	$ 604,315	$ 1,819,515
Reinvestment of distributions	737	24,543	6,656	219,670
Shares redeemed	(277,621)	(1,420,346)	(2,660,287)	(10,917,966)
Net increase (decrease)	(214,680)	(1,155,843)	$ (2,049,316)	$ (8,878,781)
Service Class
Reinvestment of distributions	38	1,203	342	10,712
Shares redeemed	(16,190)	(57,024)	(154,784)	(445,124)
Net increase (decrease)	(16,152)	(55,821)	$ (154,442)	$ (434,412)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Service Class 2
Shares sold	24,461	85,657	$ 238,018	$ 640,879
Reinvestment of distributions	106	2,768	951	24,668
Shares redeemed	(23,647)	(169,508)	(229,509)	(1,319,098)
Net increase (decrease)	920	(81,083)	$ 9,460	$ (653,551)
Investor Class
Shares sold	159,878	494,371	$ 1,577,388	$ 3,783,197
Reinvestment of distributions	1,106	34,870	9,974	312,148
Shares redeemed	(312,268)	(1,639,748)	(2,992,542)	(12,782,875)
Net increase (decrease)	(151,284)	(1,110,507)	$ (1,405,180)	$ (8,687,530)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0810
1.788834.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2010